AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 16, 2015.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 515	☒
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 516	☒
(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, IL 60515

With a copy to:

Alan P. Goldberg, Esquire

K&L Gates LLP

70 W. Madison Street, Suite 3100

Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This post-effective amendment no. 515 under the Securities Act of 1933, as amended, for PowerShares Exchange-Traded Fund Trust II (the “Trust”) relates to the registration of six new series of the Trust, called the PowerShares RiverFront Price Matters® US Dividend Growth Portfolio, PowerShares RiverFront Price Matters® US Flex-Cap Portfolio, PowerShares RiverFront Price Matters® Europe Portfolio, PowerShares RiverFront Price Matters® Asia Portfolio, PowerShares RiverFront Price Matters® Emerging Markets Portfolio and PowerShares RiverFront Price Matters® Global High Dividend Portfolio.

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus	[ ], 2015

PowerShares Exchange-Traded Fund Trust II

☐	PowerShares RiverFront Price Matters® Asia Portfolio	The NASDAQ Stock Market LLC

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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☐	PowerShares RiverFront Price Matters® Asia Portfolio

Summary Information

Investment Objective

The PowerShares RiverFront Price Matters® Asia Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RiverFront Price Matters® Asia Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, RiverFront Investment Group (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed up to 500 common stocks and shares of real estate investment trusts (“REITs”) that the Index Provider has identified as having superior risk-return profiles.

To be eligible for inclusion in the Underlying Index, a security must (1) be domiciled in the following countries: Australia, Canada, Hong Kong, Japan, New Zealand or Singapore, (2) be listed on a nationally recognized exchange, (3) have a market capitalization of over $250 million, and (4) have a minimum three-month average daily dollar trading volume of $3 million. The Underlying Index can allocate no more than 10% in countries outside of Asia at rebalance.

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The Index Provider scores individual securities from the list of eligible securities according to several core attributes, including, but not limited to, value, quality and momentum using multiple proprietary factors within each core attribute. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score, with the highest scoring securities considered for inclusion in the Underlying Index. The Index Provider utilizes its proprietary Price Matters® optimization process to maximize the percentage of high-scoring securities included in the Underlying Index.

The Underlying Index will deploy a dynamic currency hedge based on the Index Provider’s proprietary hedging methodology. Different hedging strategies can be applied to different currency exposures within the Underlying Index. The Index Provider’s hedging methodology is constructed from a combination of quantitative measures, such as interest-rate differentials, central bank balance sheet expansion/contraction, and price momentum, and qualitative measures, such as formal and informal guidance from central bankers.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weighting in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Foreign Investments Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general

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and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Currency Hedging Risk. While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that the Fund’s hedging strategy will effectively reduce the currency risk included in the Fund’s portfolio. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset. Some foreign currency forward contracts are less liquid, which could result in the Fund being unable to structure its hedging transactions as intended. Increased volatility in exchange rates will generally reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy. The Fund’s exposure to the value of the currencies may not be fully hedged at all times. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented.

Counterparty Risk. Many currency forward contracts are derivative transactions between two parties, which typically are described as “over the counter.” To the extent the Fund enters into over-the-counter derivative transactions to pursue its currency hedging strategy, the Fund will be subject to counterparty risk with respect to these transactions, which is the risk that the other party in the transaction will not fulfill its contractual obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets, or may have no recovery at all.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Geographic Concentration Risk. The Fund may invest a significant portion of its total assets in securities of issuers from a specific country or geographic region. A natural or other disaster could occur in a geographic region in which the Fund invests, which could

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affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invescopowershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

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Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since Inception

Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with authorized participants (“APs”) and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on The NASDAQ Stock Market LLC (“NASDAQ”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain. A sale of Shares may result in capital gain or loss.

Additional Information About the Fund’s Strategies and Risks

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stock that comprise the Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund uses an “indexing” investment approach to attempt to correspond, before fees and expenses, to the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns. Because the Fund uses an “indexing” approach to try to achieve its investment objective, the Fund will not take temporary defensive positions during periods of adverse market, economic or other conditions.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.

There also may be instances in which the Adviser may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities included in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional information about the construction of the Underlying Index is set forth below.

RiverFront Price Matters® Asia Index

The Underlying Index is composed of up to 500 common stocks and shares of REITs that the Index Provider has identified as having superior risk-return profiles. To be eligible for inclusion in the Underlying Index, a security must (1) be domiciled in one of the following countries: Australia, Canada, Hong Kong, Japan, New Zealand or Singapore, (2) be listed on a nationally recognized

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exchange, (3) have a market capitalization of over $250 million, and (4) have a minimum three-month average daily dollar trading volume of $3 million. The Underlying Index can allocate no more than 10% in countries outside of Asia at rebalance.

The Index Provider uses multiple proprietary factors to score individual securities from the list of eligible securities according to several core attributes, including, but not limited to, value, quality and momentum. Each proprietary factor is weighted according to its historical efficacy. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score, with the highest scoring securities considered for inclusion in the Underlying Index. From this group of securities, the Index Provider utilizes its proprietary Price Matters® optimization process to maximize the percentage of high-scoring securities while adhering to traditional (diversification, sector) and non-traditional (factor) risk constraints. Security weightings are determined by their relative scores and are generally at least 0.1% and no greater than 5% over their representative weights in the eligible universe at the time of rebalance. The cumulative weight of all securities over 4.5% cannot exceed 50% of the index.

The Underlying Index will deploy a dynamic currency hedge that can vary from 0% to 100% hedged based on the Index Provider’s proprietary hedging methodology. Different hedging strategies can be applied to different currency exposures within the Underlying Index. The Index Provider’s hedging methodology is constructed from a combination of quantitative measures, such as interest-rate differentials, central bank balance sheet expansion/contraction, and price momentum, and qualitative measures, such as formal and informal guidance from central bankers. The currencies hedged and the currency hedging ratios are set at the specified rebalance dates.

Principal Risks of Investing in the Fund

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

Foreign Investment Risk

Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign market securities, and foreign market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to issuers in the United States.

Foreign market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of trades effected in those markets and could result in losses due to subsequent declines in the value of the securities subject to the trades.

Equity Risk

Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.

In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, particular industries or economic sectors will become negative. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.

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Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

REIT Risk

Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an investor will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT. Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Currency Risk

Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar even if the value of the Fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Much of the income that the Fund receives will be in foreign currencies. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

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Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer.

Currency Hedging Risk

While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Moreover, hedges are sometimes subject to imperfect matching between the derivative and its reference asset, and there can be no assurance that the Fund’s hedging strategy will be effective. Some foreign currency forward contracts are less liquid, which could result in the Fund being unable to structure its hedging transactions as intended. The Fund may be unable to obtain sufficient liquidity in an underlying currency. In addition, foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities; instead, they allow the Fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the Fund invests.

The Fund’s exposure to the value of the currencies may not be fully hedged at all times. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, the Fund’s hedging transactions may not successfully reduce the currency risk included in the Fund’s portfolio. The effectiveness of the Fund’s currency hedging strategy will in general be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility will generally reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.

Counterparty Risk

Many currency forward contracts are derivative transactions between two parties, which typically are described as “over the counter.” To the extent the Fund enters into over-the-counter derivative transactions to pursue its currency hedging strategy, the Fund will be subject to counterparty risk with respect to these transactions, which is the risk that the other party in the transaction will not fulfill its contractual obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all.

Industry Concentration Risk

In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Geographic Concentration Risk

The Fund may invest a significant portion of its total assets in securities of issuers from a specific country or geographic region. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Market Risk

Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

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Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund (such as from the Fund’s failure to meet the requirements for continued listing on the Exchange). Shares may trade in the secondary market at times when the Fund does not accept orders to purchase Shares. Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Any of these factors may lead to Shares trading at a premium or discount to the Fund’s NAV.

Valuation Risk

Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

Liquidity Risk

Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund has just commenced operations and therefore has a relatively small amount of assets; therefore, those transaction costs could have a proportionally greater impact on the Fund. Additionally, if the Fund used a sampling approach may, it may result in returns that are not as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the components of the Underlying Index in the proportions represented in the Underlying Index.

The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity restraints. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund attempts to remain fully invested in those securities included in the Underlying Index. However, the Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).

The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track the Underlying Index. For example, in regulated industries and corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.

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Index Risk

Unlike many investment companies that are “actively managed,” the Fund is a “passive” investor and therefore does not utilize investing strategies that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily invest in, or exit a position in, a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell shares of that security at an inopportune time. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.

Non-Diversified Fund Risk

Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole. Poor performance in such securities may be caused by management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers of securities within the Underlying Index may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Principal Investment Strategies

The Fund, after investing at least 90% of its total assets in securities that comprise the Underlying Index, may invest its remaining assets in securities not included in the Underlying Index and in money market instruments or funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company of 1940, as amended (the “1940 Act”), or exemptions therefrom). The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to reflect fully any additions to, or deletions from, the composition of the Underlying Index in the portfolio of the Fund.

The Fund’s investment objective constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust II (the “Trust”) may change without shareholder approval upon 60 days’ written notice to shareholders. The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

The Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

Additional Risks of Investing in the Fund

The following section provides additional risk information regarding investing in the Fund.

Trading Issues

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ’s

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“circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Asia Pacific Economic Risk

The economies of the countries in the Asia Pacific region are largely intertwined; if an economic recession is experienced by any of these countries, it likely will adversely impact the economic performance of other countries in the region. Increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility may adversely affect certain economies in the region.

Australasian Economic Risk

The economies of Australasia, which include Australia and New Zealand, are dependent on the economies of Asia, Europe and the United States as key trading partners and investors. A reduction in spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australasian economies.

Index Provider Risk

The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Underlying Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Underlying Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that the Underlying Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by the Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, a security may be removed from the Underlying Index in the event that it does not comply with the eligibility requirements of the Underlying Index. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly.

Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund’s costs and market exposure.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending. Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian.

Commodity Pool Risk

In 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to Rule 4.5 under the Commodity Exchange Act that significantly limit the ability of certain regulated entities, including registered investment companies such as the Fund, to rely on an exclusion from registration with the CFTC as a commodity pool operator (“CPO”). Under the amended Rule 4.5, the investment adviser of a fund may claim exclusion from registration as a CPO only if the fund uses futures contracts or other “commodity

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interests” solely for “bona fide hedging purposes” or restricts its use of futures contracts for non-bona fide hedging purposes to certain proscribed limits.

The Fund’s use of currency forward contracts will cause it to be considered a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a CPO and a CTA, and it will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or a CTA subjects the Adviser to additional compliance obligations, all of which may increase costs and may affect the operations and financial performance of the Fund.

The status of a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program. However, the CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s and Fund’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements, the Fund’s compliance with analogous SEC requirements will fulfill its CFTC compliance obligations. As a result, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.

Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of the Fund’s Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on the portfolio of the Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for the Fund or its shareholders.

The Fund may recognize gains as a result of rebalancing its securities holdings to reflect changes in the Fund’s Underlying Index. The Fund also may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescopowershares.com.

Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust, a family of ETFs with combined assets under management of more than $[        ] billion as of [            ], 2015.

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As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively, with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. In managing the Fund, Mr. Hubbard receives management assistance from Michael Jeanette, Jonathan Nixon and Tony Seisser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

Peter Hubbard, Vice President and Director of Portfolio Management of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007 and has been associated with the Adviser since 2005.

Michael Jeanette, Vice President and Senior Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Jeanette has been associated with the Adviser since 2008.

Jonathan Nixon, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been a portfolio manager at the Adviser since August 2013 and has been associated with the Adviser since 2011. From 2008 to 2010, he was a Tax Manager for General Electric.

Tony Seisser, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc. From 2008 to 2010, he was a compliance investigator at the Chicago Board of Options Exchange and Chicago Futures Exchange.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.15% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through August 31, 2017.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement with respect to the Fund will be available in the Trust’s Annual Report to shareholders for the fiscal year ending October 31, 2015.

How to Buy and Sell Shares

The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on NASDAQ, under the symbol “[    ]”. Shares can be bought and sold throughout the trading day like other

15

publicly traded shares. There is no minimum investment required. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd-lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on NASDAQ may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of the approximate value.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading, and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Other Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,

•	You sell your Shares, and

•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. The Fund also may pay a special distribution at the end of a calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or Shares (if reinvestment is available from the broker through which you purchased your Shares). Dividends paid to you out of the Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although (1) the Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy certain restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, the Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Those gains of individual shareholders generally are subject to federal income tax at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of the Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, the Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or otherwise are subject to backup withholding.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses realized on a sale of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Unit and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. An AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference

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between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after receipt of a request in proper form, and the value of those securities. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales,” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at the price thereof.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in Shares under all applicable tax laws.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security primarily is traded. The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open. If a security’s market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

[                    ], serves as the Fund’s independent registered public accounting firm. [                    ] is responsible for auditing the annual financial statements of the Fund and performs other related audit services.

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Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

Index Provider

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in

Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Frank Russell Company is the index provider for the Underlying Index. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Underlying Index is a trademark of the Index Provider and has been licensed for use for certain purposes by the Adviser. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance or a segment of the same. The Index Provider’s publication of the Underlying Index in no way suggests or implies an opinion by the Underlying Index as to the advisability of investment in any or all of the securities upon which Underlying Index is based. The Underlying Index is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider is not responsible for and has not reviewed the Fund nor any associated literature or publications and the Index Provider makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. The Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Underlying Index. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Premium/Discount Information

Information on the daily NAV per Share, once available, will be found at www.InvescoPowerShares.com. Additionally, information regarding how often the Shares traded on NASDAQ at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, the Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If the Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

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Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Fund and Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to Shareholders, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
Central Time
8:00 a.m. to 5:00 p.m.

Write:	PowerShares Exchange-Traded Fund Trust II
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173

Visit:	www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1- 202-551-8090.

20

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21977.

PowerShares Exchange-Traded Fund Trust II		P-[ ]-PRO-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515 www.InvescoPowerShares.com 800.983.0903	@PowerShares

21

Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated [            ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [            ], 2015 (the “Prospectus”), for the PowerShares Exchange-Traded Fund Trust II (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares RiverFront Price Matters® Asia Portfolio	The NASDAQ Stock Market LLC	[ ]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [                    ] funds. This SAI relates to one series of the Trust, PowerShares RiverFront Price Matters® Asia Portfolio (the “Fund”). The Fund is “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to in this SAI as “Shares.”

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of RiverFront Price Matters® Asia Index (the “Underlying Index”). Invesco PowerShares Capital Management LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Invesco Ltd., manages the Fund.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash.

The Fund is expected to be approved for listing, subject to notice of issuance, on The NASDAQ Stock Market LLC (“NASDAQ” or the “Exchange”). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

The Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of permitting or requiring Creation Units to be exchanged for cash, the Fund may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of the Fund’s Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

In order to provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

INVESTMENT RESTRICTIONS

The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as otherwise noted below, the Fund, as a fundamental policy, may not:

(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such repurchase agreements or loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such repurchase agreements and loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy, or (ii) more than 50% of the Shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that the Board can change without approval by shareholders upon 60 days’ written notice to shareholders.

In accordance with the 1940 Act rules, the Fund also has adopted a non-fundamental policy to invest at least 80% of the value of its net assets (plus the amount of any borrowing for investment purposes) in equity securities that are tied economically to the geographic regions suggested by its name – that is, in securities issued by companies located in the Asia region (the “80% investment policy”):. The Fund considers countries in the Asia region to be those countries represented in the Underlying Index; similarly, the Fund considers securities suggested by its name to be those securities that comprise its Underlying Index.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The Fund’s investment objective is to seek investment results that generally correspond, before fees and expenses, to the performance of the Underlying Index. The Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index, although the Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track the Underlying Index.

Investment Risks

A discussion of the principal risks associated with an investment in the Fund is contained in the Fund’s Prospectus in the “Summary Information—Principal Risks of Investing in the Fund,” “Additional Information About the Fund’s Strategies and Risks—Principal Risks of Investing in the Fund” and “—Additional Risks of Investing in the Fund” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the financial condition of an issuer of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of the issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio holdings and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of the companies issuing the securities change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The Fund is not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the Fund’s portfolio unless the index provider removes the securities from the Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of the Fund and the Underlying Index. The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at the Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

An investment in the Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index, because the total return that the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within the Underlying Index, or the limited assets of the Fund) may cause the Fund not to be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. It also is possible that, for short periods of time, the Fund’s performance may not correlate well to the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of the Fund may not replicate exactly the composition of the Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Equity Securities and Common Stocks. Holders of common stocks incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, equity securities have neither a fixed principal amount nor a maturity.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality, as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. Short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Short-term obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the U.S. Treasury’s preferred stock purchase agreements. They have repaid approximately $146.6 billion in dividends. Both Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

In the United States, on August 5, 2011, Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The downgrade by S&P increased volatility in financial markets, and could result in higher interest rates and higher U.S. Treasury yields and increase the costs of capital and financing. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Other Investment Companies. The Fund may invest in the securities of other investment companies (excluding closed-end funds) beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 (the “2012 Order”). Absent such exemptive relief, the Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. However, as a non-fundamental restriction, the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Under the pertinent terms of the 2012 Order, the Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by the Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Fund may not rely on 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, the Trust previously obtained exemptive relief in 2007 that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the 12(d)(1)(A) limitations. If the Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if the Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Derivatives Risk. The Fund may invest in derivatives in the form of foreign currency forward contracts. These derivative instruments derive their performance from an underlying currency exchange rate. Derivatives are subject to a number of risks including interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying rate. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a fund that invests in derivatives may change quickly and without warning.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

CFTC Regulation. The Fund’s investments in “commodity interests,” such as currency forward contracts, means that the Fund may not claim an exemption from being a commodity pool and therefore is subject to regulation under the Commodity Exchange Act (“CEA”) and The Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as rules that apply to registered investment companies. Registration as a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program. Registration as a CPO or CTA imposes additional compliance obligations on the Adviser, which could increase costs and may affect the operations and financial performance of the Fund.

Moreover, the Fund will be subject to dual regulation by the CFTC and the SEC. In 2012, the CFTC issued “harmonization” rules that permit CPOs and CTAs of registered investment companies, such as the Fund, to rely on substituted compliance, whereby compliance with certain SEC rules is deemed compliant with certain CFTC rules with respect to disclosure and reporting requirements. Therefore, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the ability of the Fund to achieve its investment objective. If the Fund were to experience difficulty in implementing its investment strategies or achieving its investment objective, the Board may determine to reorganize or close the Fund or to materially change the Fund’s investment objective and strategies.

Illiquid Securities. The Fund may hold up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Borrowing. The Fund may borrow money from a bank or another person up to the limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Cybersecurity Risk. The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR on behalf of the Fund will be available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Trust’s Forms N-Q and Forms N-CSR will be available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are disseminated publicly each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund’s portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has eight Trustees. Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (“Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge — 1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	[ ]	None

Todd J. Barre — 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	[ ]	None

Marc M. Kole — 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (2015-Present). Formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	[ ]	None

Yung Bong Lim — 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	[ ]	None

Philip M. Nussbaum — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	[ ]	None

Gary R. Wicker — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice	[ ]	None

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).

Donald H. Wilson — 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	[ ]	None

*	This is the date the Independent Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome — 1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., IVZ, Inc. and Invesco Asset Management (Bermuda) Ltd; Manager, Horizon Flight Works LLC; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice	[ ]	None

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.

*	This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Andrew Schlossberg — 1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2009	President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – U.S. Strategy and Marketing (2010-Present) and Principal Executive Officer (2015-Present), Invesco PowerShares Capital Management LLC; Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007) and Director, Invesco Distributors, Inc. (2012-2015).

Peter Hubbard — 1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren — 1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009–Present); Senior Vice President, Invesco Management Group, Inc. (2007–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002–Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Invesco Financial Services Ltd. and Trimark Investments Ltd. (2014-Present); formerly, Director, Executive Vice President and Chief

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris — 1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Rudolf E. Reitmann — 1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (2013-Present).

Daniel E. Draper — 1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Senior Vice President, Invesco Distributors, Inc. (2014-Present); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director, Invesco PowerShares Capital Management LLC (2013-Present); formerly, Managing Director, Credit Suisse Asset Management (2010–2013) and Lyxor Asset Management/Societe Generale (2007–2010).

Steven M. Hill — 1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC ( 2011-Present); Principal Financial and Accounting Officer – Investment Pools, Invesco PowerShares Capital Management LLC (2015 – Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe — 1969 Invesco PowerShares Capital Management LLC 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2015-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010–2013); U.S. Compliance Director, Invesco, Ltd. (2006-2014) and Deputy Chief Compliance Officer of Invesco Advisers, Inc. (2014-2015).

Anna Paglia — 1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. As of December 31, 2014, each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees.

The amounts/totals/information for Messrs. Bagge, Lim and Nussbaum include shares of certain funds in which each of Mr. Bagge, Mr. Lim and Mr. Nussbaum is deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended October 31, 2014, the Board held six meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended October 31, 2014, the Audit Committee held four meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review the investment performance of the funds, including its tracking error and correlation to the Underlying Index, (ii) to review any proposed changes to a fund’s investment policies, comparative benchmark indices or Underlying Index, and (iii) to review the Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended October 31, 2014, the Investment Oversight Committee held two meetings.

Messrs. Bagge (Chair), Barre, Kole, Lim, Nussbaum, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended October 31, 2014, the Nominating and Governance Committee held four meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chairman of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the Interested Trustee and officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the

Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He is currently the Senior Director of Finance of By The Hand Club for Kids. He was the Chief Financial Officer of Hope Network from 2008 to 2012. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner, Arthur Andersen LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel

Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Previously, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $225,000 (the “Retainer”). The Retainer is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $70,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chairs of the Nominating and Governance Committee and the Investment Oversight Committee each receive an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust’s DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2014.

Name of Trustee	Aggregate Compensation From Trust (1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (2)
Ronn R. Bagge	$123,815	N/A	$240,000
Todd J. Barre	$116,076	N/A	$225,000
Marc M. Kole	$128,973	N/A	$250,000
Yung Bong Lim	$120,583	N/A	$233,750
Philip M. Nussbaum	$116,076	N/A	$225,000
Gary R. Wicker	$116,076	N/A	$225,000
Donald H. Wilson	$152,188	N/A	$295,000
Kevin M. Carome	N/A	N/A	N/A

(1)	Because the Fund had not commenced operations as of October 31, 2014, the Fund did not pay any portion of the amounts shown in this table.
(2)	The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family (except as noted in the prior footnote) for the fiscal year ended October 31, 2014 before deferral by the Trustees under the DC Plan. For the fiscal year ended October 31, 2014, Mr. Bagge deferred 10% of his compensation, and each of Mr. Lim and Mr. Nussbaum deferred 100% of his compensation, with such amounts reflected in the above table.

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares.

Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Fund.

The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since inception

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since inception

Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since inception

As of [                    ], Mr. Hubbard managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Jeanette managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Nixon managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Seisser managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

Although the other funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of these different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement between the Adviser and the Trust, the Fund has agreed to pay an annual unitary management fee equal to [    ]% of its average daily net assets (the “Advisory Fee”) for the Adviser’s services. Out of the unitary management fee, the Adviser pays for substantially all the expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through [                    ].

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Payments to Financial Intermediaries. The Adviser may pay certain broker-dealers, banks and other financial intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. As of the date of this SAI, the Adviser had arrangements to make payments, other than for the educational programs and marketing activities described above, only to Charles Schwab & Co., Inc. (“Schwab”). Pursuant to the arrangement with Schwab, Schwab has agreed to promote select exchange-traded funds advised by the Adviser to Schwab’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of those funds. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts are paid by the Adviser from its own resources and not from the assets of the Fund.

Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), assisting in preparing reports to shareholders or investors; assist in the preparation and filing of tax returns; supply financial information and supporting data for reports to and filings with the SEC; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Fund pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket expenses, and it also receives transaction fees and asset-based fees. Such reimbursements and fees are accrued daily and paid monthly by the Adviser out of the assets that it receives from the Fund pursuant to its unitary management fee; under that fee agreement, the Adviser is responsible for custodian and transfer agent fees.

Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index Provider. No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Set forth below is the Underlying Index upon which the Fund is based.

Fund	Underlying Index
PowerShares RiverFront Price Matters® Asia Portfolio	RiverFront Price Matters® Asia Index

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently offers shares of [                    ] funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws, but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees, without shareholder approval, may amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any fund into another trust or entity, reorganize the Trust or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or any fund.

The Trust is not required, and does not intend, to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Trust’s Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities the Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically will review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund also will be available at no charge upon request by calling 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of Creation Unit Aggregations of the Fund consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and the Cash Component computed as described below, plus a fixed and a variable transaction fee, as discussed below; however, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component also is sometimes called the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the Fund’s Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee (as discussed below) to protect ongoing shareholders. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of the Fund may be placed through the Clearing Process (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process (see “—Placement of Creation Orders Outside Clearing Process”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.

A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m., Eastern time. The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for the Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the applicable exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

In accordance with the Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 11:00 a.m., Eastern time, on the contractual settlement date.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “—Creation and Redemption Transaction Fees” below.) Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the Adviser, or on the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a fixed administrative fee of $2,100, payable to BNYM, irrespective of the size of the order. In addition to the fixed administrative fee, BNYM may impose an additional administrative fee of up to four times the standard fixed administrative fee. The additional administrative fee, also payable to BNYM, may be incurred for administration and settlement of (i) in-kind creations/redemptions effected outside the normal Clearing Process, and (ii) cash creations/redemptions. Finally, to the extent that the Fund permits or requires APs to substitute cash in lieu of Deposit Securities, the Adviser may set additional variable fees separate from the fees already described that also are payable to the Fund up to 2%. Moreover, the Fund may charge, either in lieu of or in addition to the transaction fees, in the sole discretion of the Adviser, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2%. These cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are permitted or required for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as discussed above (see “—Creation and Redemption Transaction Fees” above). In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC and the Cash Redemption Amount, if any owed to the

Fund, to the Custodian no later than 11:00 a.m., Eastern time on the contractual settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received (“T+3”).

In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the Transmittal Date. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Transfer Agent, (i.e., the Business Day on which Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a Cash Redemption Amount payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemptions Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Regular Holidays. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (a Business Day is any day the NYSE is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, may require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2015 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina

1-Jan	2-Apr	17-Aug	8-Dec
16-Feb	3-Apr	12-Oct	25-Dec
17-Feb	1-May	6-Nov
23-Mar	25-May	23-Nov
24-Mar	9-Jul	7-Dec

Australia

1-Jan	3-Apr	5-Oct	28-Dec
26-Jan	6-Apr	3-Nov	31-Dec
9-Mar	8-Jun	24-Dec
2-Apr	3-Aug	25-Dec

Austria

1-Jan	1-May	26-Oct	31-Dec
6-Jan	14-May	8-Dec
3-Apr	25-May	24-Dec
6-Apr	4-Jun	25-Dec

Bahrain

1-Jan	23-Sep	22-Oct	23-Dec
4-Jan	24-Sep	16-Dec
19-Jul	14-Oct	17-Dec

Bangladesh

4-Jan	3-May	19-Jul	31-Dec
17-Mar	3-Jun	24-Sep
26-Mar	1-Jul	16-Dec
14-Apr	15-Jul	24-Dec

Belgium

1-Jan	6-Apr	25-Dec
3-Apr	1-May

Benin

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	2-Dec

Bermuda

1-Jan	15-Jun	7-Sep	28-Dec
3-Apr	30-Jul	11-Nov
25-May	31-Jul	25-Dec

Botswana

1-Jan	6-Apr	1-Jul	30-Sep
2-Jan	1-May	20-Jul	1-Oct
3-Apr	14-May	21-Jul	25-Dec

Brazil

1-Jan	3-Apr	9-Jul	20-Nov
16-Feb	21-Apr	7-Sep	24-Dec
17-Feb	1-May	12-Oct	25-Dec
18-Feb	4-Jun	2-Nov	31-Dec

Bulgaria

1-Jan	21-Mar	12-Sep	25-Dec
2-Jan	10-Apr	21-Sep	31-Dec
24-Jan	13-Apr	22-Sep
2-Mar	1-May	12-Dec
3-Mar	6-May	24-Dec

Burkina Faso

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Canada

1-Jan	3-Apr	3-Aug	25-Dec
2-Jan	18-May	7-Sep	28-Dec
9-Feb	24-Jun	12-Oct
16-Feb	1-Jul	11-Nov

Cayman Islands

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

Channel Islands

1-Jan	1-May	12-Oct	28-Dec
19-Jan	4-May	11-Nov	31-Dec
16-Feb	25-May	26-Nov
3-Apr	31-Aug	24-Dec
6-Apr	7-Sep	25-Dec

Chile

1-Jan	21-May	18-Sep	25-Dec
3-Apr	29-Jun	12-Oct	31-Dec
1-May	16-Jul	8-Dec

China B Share (Shanghai)

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

China B Share (Shenzhen)

1-Jan	6-Apr	1-Jul	25-Dec
19-Feb	7-Apr	28-Sep
20-Feb	1-May	1-Oct
3-Apr	25-May	21-Oct

Colombia

1-Jan	3-Apr	15-Jun	2-Nov
12-Jan	1-May	7-Aug	16-Nov
23-Mar	18-May	17-Aug	8-Dec
2-Apr	8-Jun	12-Oct	25-Dec

Costa Rica

1-Jan	3-Apr	15-Sep	25-Dec
2-Apr	1-May	12-Oct	31-Dec

Croatia

1-Jan	1-May	5-Aug	31-Dec
6-Jan	4-Jun	8-Oct
3-Apr	22-Jun	24-Dec
6-Apr	25-Jun	25-Dec

Cyprus

1-Jan	1-Apr	13-Apr	1-Oct
6-Jan	3-Apr	14-Apr	28-Oct
23-Feb	6-Apr	1-May	24-Dec
25-Mar	10-Apr	1-Jun	25-Dec

Czech Republic

1-Jan	8-May	28-Oct	25-Dec
6-Apr	6-Jul	17-Nov
1-May	28-Sep	24-Dec

Denmark

1-Jan	6-Apr	15-May	24-Dec
2-Apr	1-May	25-May	25-Dec
3-Apr	14-May	5-Jun	31-Dec

Ecuador

1-Jan	17-Feb	10-Aug	3-Nov
2-Jan	3-Apr	9-Oct	25-Dec
16-Feb	1-May	2-Nov

Egypt

1-Jan	13-Apr	23-Sep	24-Dec
7-Jan	1-Jul	24-Sep
25-Jan	19-Jul	6-Oct
12-Apr	23-Jul	13-Oct

Estonia

1-Jan	6-Apr	23-Jun	24-Dec
23-Feb	1-May	24-Jun	25-Dec
24-Feb	14-May	20-Aug	31-Dec
3-Apr	22-Jun	23-Dec

Euromarkets

1-Jan	25-Dec

Finland

1-Jan	3-Apr	14-May	25-Dec
6-Jan	6-Apr	19-Jun	31-Dec
2-Apr	1-May	24-Dec

France

1-Jan	1-May	25-May	25-Dec
3-Apr	8-May	14-Jul
6-Apr	14-May	11-Nov

Germany

1-Jan	1-May	4-Jun	31-Dec
3-Apr	14-May	24-Dec
6-Apr	25-May	25-Dec

Ghana

1-Jan	1-May	1-Jul	4-Dec
6-Mar	25-May	24-Sep	25-Dec

Greece

1-Jan	3-Apr	1-May	25-Dec
6-Jan	6-Apr	1-Jun
23-Feb	10-Apr	28-Oct
25-Mar	13-Apr	24-Dec

Guinea Bissau

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Hong Kong

1-Jan	6-Apr	1-Jul	25-Dec
19-Feb	7-Apr	28-Sep
20-Feb	1-May	1-Oct
3-Apr	25-May	21-Oct

Hungary

1-Jan	6-Apr	20-Aug	24-Dec
2-Jan	1-May	21-Aug	25-Dec
10-Jan	25-May	23-Oct	31-Dec
3-Apr	8-Aug	12-Dec

Iceland

1-Jan	23-Apr	17-Jun	31-Dec
2-Apr	1-May	3-Aug
3-Apr	14-May	24-Dec
6-Apr	25-May	25-Dec

India

26-Jan	3-Apr	17-Sep	25-Nov
17-Feb	14-Apr	25-Sep	24-Dec
19-Feb	1-May	2-Oct	25-Dec
6-Mar	4-May	22-Oct
1-Apr	1-Jul	11-Nov
2-Apr	18-Aug	12-Nov

Indonesia

1-Jan	14-May	20-Jul	14-Oct
19-Feb	2-Jun	21-Jul	24-Dec
3-Apr	16-Jul	17-Aug	25-Dec
1-May	17-Jul	24-Sep	31-Dec

Ireland

1-Jan	6-Apr	3-Aug	11-Nov
19-Jan	1-May	31-Aug	26-Nov
16-Feb	4-May	7-Sep	25-Dec
17-Mar	25-May	12-Oct	28-Dec
3-Apr	1-Jun	26-Oct

Israel

5-Mar	23-Apr	15-Sep	4-Oct
3-Apr	24-May	22-Sep	5-Oct
9-Apr	26-Jul	23-Sep
10-Apr	13-Sep	27-Sep
22-Apr	14-Sep	28-Sep

Italy

1-Jan	6-Apr	8-Dec	31-Dec
6-Jan	1-May	24-Dec
3-Apr	2-Jun	25-Dec

Ivory Coast

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Japan

1-Jan	29-Apr	20-Jul	12-Oct	31-Dec
2-Jan	4-May	21-Sep	3-Nov
12-Jan	5-May	22-Sep	23-Nov
11-Feb	6-May	23-Sep	23-Dec

Jordan

1-Jan	19-Jul	23-Sep
1-May	20-Jul	24-Sep
25-May	22-Sep	14-Oct

Kazakhstan

1-Jan	24-Mar	11-May	1-Dec
2-Jan	25-Mar	6-Jul	16-Dec
7-Jan	1-May	31-Aug	17-Dec
9-Mar	7-May	23-Sep

Kenya

1-Jan	6-Apr	1-Jun	25-Dec
3-Apr	1-May	20-Oct

Kuwait

1-Jan	26-Feb	23-Sep	24-Dec
4-Jan	19-Jul	24-Sep
25-Feb	22-Sep	14-Oct

Latvia

1-Jan	6-Apr	22-Jun	23-Dec
2-Jan	30-Apr	23-Jun	24-Dec
10-Jan	1-May	24-Jun	25-Dec
2-Apr	4-May	27-Jun	30-Dec
3-Apr	14-May	18-Nov	31-Dec

Lebanon

1-Jan	6-Apr	18-Jul	23-Dec
3-Jan	10-Apr	15-Aug	25-Dec
6-Jan	13-Apr	23-Sep	31-Dec
9-Feb	1-May	24-Sep
25-Mar	25-May	14-Oct
3-Apr	17-Jul	23-Oct

Lithuania

1-Jan	3-Apr	14-May	24-Dec
16-Feb	6-Apr	24-Jun	25-Dec
11-Mar	1-May	6-Jul	31-Dec

Luxembourg

1-Jan	6-Apr	24-Dec	31-Dec
3-Apr	1-May	25-Dec

Malaysia

1-Jan	20-Feb	31-Aug	10-Nov
2-Feb	1-May	16-Sep	24-Dec
3-Feb	4-May	24-Sep	25-Dec
19-Feb	17-Jul	14-Oct

Mali

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Malta

1-Jan	31-Mar	29-Jun	24-Dec
2-Jan	3-Apr	8-Sep	25-Dec
10-Feb	6-Apr	21-Sep	31-Dec
19-Mar	1-May	8-Dec

Mauritius

1-Jan	17-Feb	1-May	11-Nov
2-Jan	19-Feb	18-Sep	25-Dec
3-Feb	12-Mar	2-Nov

Mexico

1-Jan	2-Apr	16-Sep
2-Feb	3-Apr	20-Nov
16-Mar	1-May	25-Dec

Morocco

1-Jan	30-Jul	21-Aug	6-Nov
5-Jan	14-Aug	23-Sep	18-Nov
1-May	20-Aug	13-Oct

Namibia

1-Jan	1-May	25-May	25-Dec
3-Apr	4-May	26-Aug
6-Apr	14-May	10-Dec

Netherlands

1-Jan	6-Apr	25-Dec
3-Apr	1-May	31-Dec

New Zealand

1-Jan	26-Jan	6-Apr	26-Oct
2-Jan	6-Feb	27-Apr	25-Dec
19-Jan	3-Apr	1-Jun	28-Dec

Niger

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Nigeria

1-Jan	6-Apr	24-Sep
2-Jan	1-May	1-Oct
3-Apr	29-May	25-Dec

Norway

1-Jan	3-Apr	14-May	25-Dec
1-Apr	6-Apr	25-May	31-Dec
2-Apr	1-May	24-Dec

Oman

1-Jan	19-Jul	24-Sep	18-Nov
4-Jan	23-Jul	13-Oct	19-Nov

Pakistan

1-Jan	30-Jun	22-Sep	23-Oct
5-Feb	1-Jul	23-Sep	9-Nov
23-Mar	20-Jul	24-Sep	24-Dec
1-May	14-Aug	22-Oct	25-Dec

Palestinian Autonomous Area

1-Jan	19-Jul	27-Sep
7-Jan	20-Jul	13-Oct
8-Mar	24-Sep	15-Nov

Peru

1-Jan	3-Apr	8-Oct
2-Jan	1-May	8-Dec
2-Apr	28-Jul	25-Dec

Philippines

1-Jan	3-Apr	21-Aug	25-Dec
2-Jan	9-Apr	31-Aug	30-Dec
19-Feb	1-May	30-Nov	31-Dec
2-Apr	12-Jun	24-Dec

Poland

1-Jan	6-Apr	11-Nov	31-Dec
6-Jan	1-May	24-Dec
3-Apr	4-Jun	25-Dec

Portugal

1-Jan	1-May	8-Dec	25-Dec
3-Apr	10-Jun	24-Dec	31-Dec

Qatar

1-Jan	1-Mar	20-Jul	27-Sep
10-Feb	19-Jul	24-Sep	17-Dec

Romania

1-Jan	13-Apr	1-Jun	1-Dec
2-Jan	1-May	30-Nov	25-Dec

Russia

1-Jan	7-Jan	9-Mar	12-Jun
2-Jan	8-Jan	1-May	4-Nov
5-Jan	9-Jan	4-May
6-Jan	23-Feb	11-May

Saudi Arabia

19-Jul	21-Jul	28-Sep	30-Sep
20-Jul	23-Sep	29-Sep	1-Oct

Senegal

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Serbia

1-Jan	16-Feb	13-Apr
2-Jan	17-Feb	1-May
7-Jan	10-Apr	11-Nov

Singapore

1-Jan	3-Apr	17-Jul	10-Nov
19-Feb	1-May	10-Aug	25-Dec
20-Feb	1-Jun	24-Sep

Slovak Republic

1-Jan	6-Apr	1-Sep	24-Dec
6-Jan	1-May	15-Sep	25-Dec
3-Apr	8-May	17-Nov

Slovenia

1-Jan	27-Apr	24-Dec
3-Apr	1-May	25-Dec
6-Apr	25-Jun	31-Dec

South Africa

1-Jan	27-Apr	10-Aug	25-Dec
3-Apr	1-May	24-Sep
6-Apr	16-Jun	16-Dec

South Korea

1-Jan	20-Feb	25-May	9-Oct
18-Feb	1-May	28-Sep	25-Dec
19-Feb	5-May	29-Sep	31-Dec

Spain

1-Jan	3-Apr	12-Oct
6-Jan	6-Apr	8-Dec
2-Apr	1-May	25-Dec

Sri Lanka

1-Jan	5-Mar	2-Jun	25-Nov
5-Jan	3-Apr	1-Jul	24-Dec
15-Jan	13-Apr	31-Jul	25-Dec
3-Feb	14-Apr	24-Sep
4-Feb	1-May	27-Oct
17-Feb	4-May	10-Nov

Swaziland

1-Jan	6-Apr	14-May	25-Dec
3-Apr	1-May	22-Jul

Sweden

1-Jan	3-Apr	13-May	24-Dec
5-Jan	6-Apr	14-May	25-Dec
6-Jan	30-Apr	19-Jun	31-Dec
2-Apr	1-May	30-Oct

Switzerland

1-Jan	6-Apr	25-May	31-Dec
2-Jan	1-May	24-Dec
3-Apr	14-May	25-Dec

Taiwan

1-Jan	18-Feb	27-Feb	19-Jun
2-Jan	19-Feb	3-Apr	28-Sep
16-Feb	20-Feb	6-Apr	9-Oct
17-Feb	23-Feb	1-May

Thailand

1-Jan	14-Apr	1-Jul	10-Dec
2-Jan	15-Apr	30-Jul	31-Dec
4-Mar	1-May	12-Aug
6-Apr	5-May	23-Oct
13-Apr	1-Jun	7-Dec

Togo

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Trinidad & Tobago

1-Jan	6-Apr	31-Aug	25-Dec
30-Mar	4-Jun	24-Sep	28-Dec
3-Apr	19-Jun	11-Nov

Tunisia

1-Jan	9-Apr	24-Sep	24-Dec
14-Jan	1-May	25-Sep
20-Mar	13-Aug	15-Oct

Turkey

1-Jan	19-May	23-Sep	28-Oct
23-Apr	16-Jul	24-Sep	29-Oct
1-May	17-Jul	25-Sep

U.S.A.

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

Uganda

1-Jan	6-Apr	9-Jun	25-Dec
26-Jan	1-May	23-Sep
3-Apr	3-Jun	9-Oct

Ukraine

1-Jan	7-Jan	1-May	1-Jun
2-Jan	9-Mar	4-May	29-Jun
5-Jan	13-Apr	11-May	24-Aug

United Arab Emirates - ADX and DFM markets

1-Jan	24-Sep	2-Dec
19-Jul	27-Sep	3-Dec
20-Jul	15-Oct	24-Dec

United Arab Emirates - NASDAQ Dubai

1-Jan	20-Jul	15-Oct	24-Dec
19-Jan	7-Sep	11-Nov	25-Dec
16-Feb	24-Sep	26-Nov
25-May	27-Sep	2-Dec
19-Jul	12-Oct	3-Dec

United Kingdom

1-Jan	6-Apr	31-Aug	26-Nov
19-Jan	1-May	7-Sep	25-Dec
16-Feb	4-May	12-Oct	28-Dec

3-Apr	25-May	11-Nov

Uruguay

1-Jan	2-Apr	19-Jun	25-Dec
6-Jan	3-Apr	25-Aug
16-Feb	1-May	12-Oct
17-Feb	18-May	2-Nov

Venezuela

1-Jan	2-Apr	24-Jun	25-Dec
6-Jan	3-Apr	24-Jul	31-Dec
16-Feb	1-May	18-Aug
17-Feb	14-May	8-Dec
19-Mar	4-Jun	24-Dec

Vietnam

1-Jan	19-Feb	24-Feb	1-May
2-Jan	20-Feb	28-Apr	2-Sep
18-Feb	23-Feb	30-Apr

Zambia

1-Jan	12-Mar	25-May	3-Aug
2-Jan	3-Apr	6-Jul	25-Dec
9-Mar	1-May	7-Jul

Zimbabwe

1-Jan	1-May	11-Aug
3-Apr	25-May	22-Dec
6-Apr	10-Aug	25-Dec

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2015*

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8

Country	Trade Date	Settlement Date	Number of Days to Settle
	4/1/2015	4/9/2015	8
	12/21/2015	12/29/2015	8
	12/22/2015	12/30/2015	8
	12/23/2015	1/4/2016	12

Brazil	2/11/2015	2/19/2015	8
	2/12/2015	2/20/2015	8
	2/13/2015	2/23/2015	10

China A Share	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	9/28/2015	10/8/2015	10
	9/29/2015	10/9/2015	10
	9/30/2015	10/12/2015	12

China B Share (Shanghai)	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	9/28/2015	10/8/2015	10
	9/29/2015	10/9/2015	10
	9/30/2015	10/12/2015	12

China B Share (Shenzhen)	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8
	4/2/2015	4/10/2015	8

Japan	4/28/2015	5/7/2015	9
	4/30/2015	5/8/2015	8
	5/1/2015	5/11/2015	10
	9/18/2015	9/28/2015	10

Indonesia	7/13/2015	7/22/2015	9
	7/14/2015	7/23/2015	9
	7/15/2015	7/24/2015	9

Jordan	9/18/2015	9/28/2015	10
	9/21/2015	9/29/2015	8

Norway	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8

Saudi Arabia	9/22/2015	10/2/2015	10
	9/24/2015	10/5/2015	11
	9/25/2015	10/6/2015	11

Spain	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8

Taiwan	2/12/2015	2/24/2015	12
	2/13/2015	2/25/2015	12

Thailand	4/8/2015	4/16/2015	8

Country	Trade Date	Settlement Date	Number of Days to Settle
	4/9/2015	4/17/2015	8
	4/10/2015	4/20/2015	10

Turkey	2/12/2015	2/25/2015	13
	2/13/2015	2/26/2015	13
	4/27/2015	5/5/2015	8

Vietnam	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	2/16/2015	2/26/2015	10

*	Holidays are subject to change without further notice.

On days when the Exchange closes earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process, presuming a creation or redemption settling no later than the third Business Day following the date on which such request for creation or redemption is deemed received (“T+3”).

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account	No action.	Creation Unit Aggregations will be delivered.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a RIC. The Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the Fund do not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

The Fund has elected and intends to qualify each taxable year to be treated as a RIC. If the Fund satisfies the requirements referred to in the next sentence, it will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, the Fund annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement. The Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

Asset Diversification Requirements. The Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If the Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Internal Revenue Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income taxpayers)—and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98.2% of its net capital gains for the twelve months ended October 31 of such year. Generally, the Fund intends to make sufficient distributions to avoid liability for federal income and excise taxes but can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of the Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from the Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions that a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that the Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that the Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of a shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, the Fund’s distributions to such a shareholder of QDI will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amount of any distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares must be adjusted to reflect the disallowed loss. Any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include distributions the Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election that would enable it to pass through to its shareholders foreign tax credits or deductions with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If the Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A shareholder who or that is a nonresident alien individual or foreign entity (a “foreign shareholder”) may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends paid to it are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States (“effectively connected”).

The Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected generally will be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the sale of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or distribution and certain other conditions are met; those gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends, and (b) certain capital gain distributions and the proceeds of a sale (or redemption) of Shares paid after December 31, 2016. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE, if (i) it certifies that it has no substantial U.S. persons as owners or (ii) it does have any such owners and reports information relating to them to the withholding agent. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Taxation of Fund Investments. The Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that the Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individuals’ QDI described above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive a tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive one or more reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that also may cause the Fund to not receive one or more reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

Some futures contracts, foreign currency contracts traded in the interbank market, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index)—except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement—in which the Fund invests may be subject to Internal Revenue Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts that the Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss; however, certain foreign currency gains or losses arising from Section 1256 contracts will be treated as ordinary income or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain that the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. The Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

Offsetting positions that the Fund enters into or holds in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period for certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses.

Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for the Fund.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income tax or Excise Tax on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [                    ], serves as the Fund’s independent registered public accounting firm. [                    ] has been retained to audit the Fund’s annual financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not yet available. The audited financial statements for the Fund will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 1-800-983-0903 during normal business hours.

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant

A-1

vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

A-2

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus	[ ], 2015

PowerShares Exchange-Traded Fund Trust II

☐	PowerShares RiverFront Price Matters® Emerging Market Portfolio	The NASDAQ Stock Market LLC

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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☐	PowerShares RiverFront Price Matters® Emerging Market Portfolio

Summary Information

Investment Objective

The PowerShares RiverFront Price Matters® Emerging Market Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RiverFront Price Matters® Emerging Market Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[	]%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.[	]%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, RiverFront Investment Group (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of up to 500 common stocks and shares of real estate investment trusts (“REITs”) that the Index Provider has identified as having superior risk-return profiles.

To be eligible for inclusion in the Underlying Index, a security must (1) be domiciled in the following countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Nigeria, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey or the United Arab Emirates, (2) be listed on a nationally

3

recognized exchange, (3) have a market capitalization of over $250 million, and (4) have a minimum three-month average daily dollar trading volume of $3 million.

The Index Provider scores individual securities from the list of eligible securities according to several core attributes, including, but not limited to, value, quality and momentum using multiple proprietary factors within each core attribute. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score with the highest scoring securities considered for inclusion in the Underlying Index. The Index Provider includes securities according to a proprietary optimization process to maximize the percentage of high-scoring securities included in the Underlying Index.

The Underlying Index will deploy a dynamic currency hedge based on the Index Provider’s proprietary hedging methodology. Different hedging strategies can be applied to different currency exposures within the Underlying Index. The Index Provider’s hedging methodology is constructed from a combination of quantitative measures, such as interest-rate differentials, central bank balance sheet expansion/contraction, and price momentum, and qualitative measures, such as formal and informal guidance from central bankers.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weighting in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Foreign Investments Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

4

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Currency Hedging Risk. While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that the Fund’s hedging strategy will effectively reduce the currency risk included in the Fund’s portfolio. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset. Some foreign currency forward contracts are less liquid, which could result in the Fund being unable to structure its hedging transactions as intended. Increased volatility in exchange rates will generally reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy. The Fund’s exposure to the value of the currencies may not be fully hedged at all times. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented.

Counterparty Risk. Many currency forward contracts are derivative transactions between two parties, which typically are described as “over the counter.” To the extent the Fund enters into over-the-counter derivative transactions to pursue its currency hedging strategy, the Fund will be subject to counterparty risk with respect to these transactions, which is the risk that the other party in the transaction will not fulfill its contractual obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets, or may have no recovery at all.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

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Geographic Concentration Risk. The Fund may invest a significant portion of its total assets in securities of issuers from a specific country or geographic region. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invescopowershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

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Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since Inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with authorized participants (“APs”) and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on The NASDAQ Stock Market LLC (“NASDAQ”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain. A sale of Shares may result in capital gain or loss.

Additional Information About the Fund’s Strategies and Risks

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stock that comprise the Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund uses an “indexing” investment approach to attempt to correspond, before fees and expenses, to the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns. Because the Fund uses an “indexing” approach to try to achieve its investment objective, the Fund will not take temporary defensive positions during periods of adverse market, economic or other conditions.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.

There also may be instances in which the Adviser may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities included in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional information about the construction of the Underlying Index is set forth below.

RiverFront Price Matters® Emerging Market Index

The Underlying Index is composed of up to 500 common stocks and shares of REITs that the Index Provider has identified as having superior risk-return profiles. To be eligible for inclusion in the Underlying Index, a security must (1) be domiciled in the following countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico,

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Morocco, Nigeria, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey or the United Arab Emirates, (2) be listed on a nationally recognized exchange, (3) have a market capitalization of over $250 million, and (4) must have a minimum three-month average daily dollar trading volume of $3 million.

The Index Provider uses multiple proprietary factors to score individual securities from the list of eligible securities on several core attributes, including, but not limited to, value, quality and momentum. Each proprietary factor is weighted according to its historical efficacy. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score with the highest scoring securities considered for inclusion in the Underlying Index. From this group of securities, the Index Provider utilizes its proprietary Price Matters® optimization process that maximize the percentage of high-scoring securities while adhering to traditional (diversification, sector) and non-traditional (factor) risk constraints. Security weightings are determined by their relative scores and are generally at least 0.1% and no greater than 5% over their representative weights in the eligible universe at the time of rebalance. The cumulative weight of all securities over 4.5% cannot exceed 50% of the index.

The Underlying Index will deploy a dynamic currency hedge that can vary from 0% to 100% hedged based on the Index Provider’s proprietary hedging methodology. Different hedging strategies can be applied to different currency exposures within the Underlying Index. The Index Provider’s hedging methodology is constructed from a combination of quantitative measures, such as interest-rate differentials, central bank balance sheet expansion/contraction, and price momentum, and qualitative measures, such as formal and informal guidance from central bankers.

Principal Risks of Investing in the Fund

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

Foreign and Emerging Markets Investment Risk

Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities, and foreign and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign and emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign and emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Equity Risk

Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.

In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, particular industries or economic sectors will become negative. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.

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Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

REIT Risk

Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an investor will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT. Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Currency Risk

Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar even if the value of the Fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Much of the income that the Fund receives will be in foreign currencies. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

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Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer.

Currency Hedging Risk

While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Moreover, hedges are sometimes subject to imperfect matching between the derivative and its reference asset, and there can be no assurance that the Fund’s hedging strategy will be effective. Some foreign currency forward contracts are less liquid, which could result in the Fund being unable to structure its hedging transactions as intended. The Fund may be unable to obtain sufficient liquidity in an underlying currency. In addition, foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities; instead, they allow the Fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the Fund invests.

The Fund’s exposure to the value of the currencies may not be fully hedged at all times. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, the Fund’s hedging transactions may not successfully reduce the currency risk included in the Fund’s portfolio. The effectiveness of the Fund’s currency hedging strategy will in general be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility will generally reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.

Counterparty Risk

Many currency forward contracts are derivative transactions between two parties, which typically are described as “over the counter.” To the extent the Fund enters into over-the-counter derivative transactions to pursue its currency hedging strategy, the Fund will be subject to counterparty risk with respect to these transactions, which is the risk that the other party in the transaction will not fulfill its contractual obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all.

Industry Concentration Risk

In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Geographic Concentration Risk

The Fund may invest a significant portion of its total assets in securities of issuers from a specific country or geographic region. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Market Risk

Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

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Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund (such as from the Fund’s failure to meet the requirements for continued listing on the Exchange). Shares may trade in the secondary market at times when the Fund does not accept orders to purchase Shares. Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Any of these factors may lead to Shares trading at a premium or discount to the Fund’s NAV.

Valuation Risk

Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

Liquidity Risk

Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund has just commenced operations and therefore has a relatively small amount of assets; therefore, those transaction costs could have a proportionally greater impact on the Fund. Additionally, if the Fund used a sampling approach may, it may result in returns that are not as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the components of the Underlying Index in the proportions represented in the Underlying Index.

The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity restraints. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund attempts to remain fully invested in those securities included in the Underlying Index. However, the Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).

The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track the Underlying Index. For example, in regulated industries and corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.

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Index Risk

Unlike many investment companies that are “actively managed,” the Fund is a “passive” investor and therefore does not utilize investing strategies that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily invest in, or exit a position in, a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell shares of that security at an inopportune time. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.

Non-Diversified Fund Risk

Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole. Poor performance in such securities may be caused by management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers of securities within the Underlying Index may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Principal Investment Strategies

The Fund, after investing at least 90% of its total assets in securities that comprise the Underlying Index, may invest its remaining assets in securities not included in the Underlying Index and in money market instruments or funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company of 1940, as amended (the “1940 Act”), or exemptions therefrom). The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to reflect fully any additions to, or deletions from, the composition of the Underlying Index in the portfolio of the Fund.

The Fund’s investment objective constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust II (the “Trust”) may change without shareholder approval upon 60 days’ written notice to shareholders. The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

The Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

Additional Risks of Investing in the Fund

The following section provides additional risk information regarding investing in the Fund.

Trading Issues

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ’s

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“circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Asia Pacific Economic Risk

The economies of the countries in the Asia Pacific region are largely intertwined; if an economic recession is experienced by any of these countries, it likely will adversely impact the economic performance of other countries in the region. Increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility may adversely affect certain economies in the region.

Australasian Economic Risk

The economies of Australasia, which include Australia and New Zealand, are dependent on the economies of Asia, Europe and the United States as key trading partners and investors. A reduction in spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australasian economies.

Investing in the European Union Risk

Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Index Provider Risk

The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Underlying Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Underlying Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that the Underlying Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by the Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, a security may be removed from the Underlying Index in the event that it does not comply with the eligibility requirements of the Underlying Index. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly.

Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund’s costs and market exposure.

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Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending. Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian.

Commodity Pool Risk

In 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to Rule 4.5 under the Commodity Exchange Act that significantly limit the ability of certain regulated entities, including registered investment companies such as the Fund, to rely on an exclusion from registration with the CFTC as a commodity pool operator (“CPO”). Under the amended Rule 4.5, the investment adviser of a fund may claim exclusion from registration as a CPO only if the fund uses futures contracts or other “commodity interests” solely for “bona fide hedging purposes” or restricts its use of futures contracts for non-bona fide hedging purposes to certain proscribed limits.

The Fund’s use of currency forward contracts will cause it to be considered a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a CPO and a CTA, and it will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or a CTA subjects the Adviser to additional compliance obligations, all of which may increase costs and may affect the operations and financial performance of the Fund.

The status of a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program. However, the CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s and Fund’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements, the Fund’s compliance with analogous SEC requirements will fulfill its CFTC compliance obligations. As a result, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.

Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of the Fund’s Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on the portfolio of the Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for the Fund or its shareholders.

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The Fund may recognize gains as a result of rebalancing its securities holdings to reflect changes in the Fund’s Underlying Index. The Fund also may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescopowershares.com.

Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust, a family of ETFs with combined assets under management of more than $[        ] billion as of [            ], 2015.

As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively, with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. In managing the Fund, Mr. Hubbard receives management assistance from Michael Jeanette, Jonathan Nixon and Tony Seisser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

Peter Hubbard, Vice President and Director of Portfolio Management of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007 and has been associated with the Adviser since 2005.

Michael Jeanette, Vice President and Senior Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Jeanette has been associated with the Adviser since 2008.

Jonathan Nixon, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been a portfolio manager at the Adviser since August 2013 and has been associated with the Adviser since 2011. From 2008 to 2010, he was a Tax Manager for General Electric.

Tony Seisser, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc. From 2008 to 2010, he was a compliance investigator at the Chicago Board of Options Exchange and Chicago Futures Exchange.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

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Advisory Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.15% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through August 31, 2017.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement with respect to the Fund will be available in the Trust’s Annual Report to shareholders for the fiscal year ending October 31, 2015.

How to Buy and Sell Shares

The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on NASDAQ, under the symbol “[    ]”. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment required. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd-lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on NASDAQ may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or

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dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of the approximate value.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading, and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Other Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,

•	You sell your Shares, and

•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. The Fund also may pay a special distribution at the end of a calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or Shares (if reinvestment is available from the broker through which you purchased your Shares). Dividends paid to you out of the Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although (1) the Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy certain restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, the Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

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Distributions to you of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Those gains of individual shareholders generally are subject to federal income tax at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of the Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, the Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or otherwise are subject to backup withholding.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses realized on a sale of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Unit and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. An AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after receipt of a request in proper form, and the value of those securities. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales,” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at the price thereof.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in Shares under all applicable tax laws.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security primarily is traded. The NAV for

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the Fund will be calculated and disseminated daily on each day that the NYSE is open. If a security’s market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

[                    ], serves as the Fund’s independent registered public accounting firm. [                    ] is responsible for auditing the annual financial statements of the Fund and performs other related audit services.

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

Index Provider

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in
Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Frank Russell Company is the index provider for the Underlying Index. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Underlying Index is a trademark of the Index Provider and has been licensed for use for certain purposes by the Adviser. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance or a segment of the same. The Index Provider’s publication of the Underlying Index in no way suggests or implies an opinion by the Underlying Index as to the advisability of investment in any or all of the securities upon which Underlying Index is based. The Underlying Index is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider is not responsible for and has not reviewed the Fund nor any associated literature or publications and the Index Provider

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makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. The Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Underlying Index. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Premium/Discount Information

Information on the daily NAV per Share, once available, will be found at www.InvescoPowerShares.com. Additionally, information regarding how often the Shares traded on NASDAQ at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, the Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If the Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

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Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Fund and Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to Shareholders, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
Central Time
8:00 a.m. to 5:00 p.m.

Write:	PowerShares Exchange-Traded Fund Trust II
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173

Visit:	www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21977.

PowerShares Exchange-Traded Fund Trust II		P-[ ]-PRO-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515 www.InvescoPowerShares.com 800.983.0903	@PowerShares

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Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated [            ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [            ], 2015 (the “Prospectus”), for the PowerShares Exchange-Traded Fund Trust II (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares RiverFront Price Matters® Emerging Market Portfolio	The NASDAQ Stock Market LLC	[ ]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [                    ] funds. This SAI relates to one series of the Trust, PowerShares RiverFront Price Matters® Emerging Market Portfolio (the “Fund”). The Fund is “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to in this SAI as “Shares.”

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of RiverFront Price Matters® Emerging Market Index (the “Underlying Index”). Invesco PowerShares Capital Management LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Invesco Ltd., manages the Fund.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash.

The Fund is expected to be approved for listing, subject to notice of issuance, on The NASDAQ Stock Market LLC (“NASDAQ” or the “Exchange”). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

The Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of permitting or requiring Creation Units to be exchanged for cash, the Fund may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of the Fund’s Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

In order to provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

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INVESTMENT RESTRICTIONS

The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as otherwise noted below, the Fund, as a fundamental policy, may not:

(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such repurchase agreements or loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such repurchase agreements and loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy, or (ii) more than 50% of the Shares, whichever is less.

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In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that the Board can change without approval by shareholders upon 60 days’ written notice to shareholders.

In accordance with the 1940 Act rules, the Fund also has adopted a non-fundamental policy to invest at least 80% of the value of its net assets (plus the amount of any borrowing for investment purposes) in equity securities that are tied economically to the geographic regions suggested by its name – that is, in securities issued by companies located in emerging markets (the “80% investment policy”). The Fund considers countries in emerging markets to be those countries represented in the Underlying Index; similarly, the Fund considers securities suggested by its name to be those securities that comprise its Underlying Index.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The Fund’s investment objective is to seek investment results that generally correspond, before fees and expenses, to the performance of the Underlying Index. The Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index, although the Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track the Underlying Index.

Investment Risks

A discussion of the principal risks associated with an investment in the Fund is contained in the Fund’s Prospectus in the “Summary Information—Principal Risks of Investing in the Fund,” “Additional Information About the Fund’s Strategies and Risks—Principal Risks of Investing in the Fund” and “—Additional Risks of Investing in the Fund” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the financial condition of an issuer of the portfolio securities, the value of securities in general and other factors that affect the market.

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An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of the issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio holdings and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of the companies issuing the securities change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The Fund is not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the Fund’s portfolio unless the index provider removes the securities from the Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of the Fund and the Underlying Index. The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at the Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

An investment in the Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index, because the total return that the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within the Underlying Index, or the limited assets of the Fund) may cause the Fund not to be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. It also is possible that, for short periods of time, the Fund’s performance may not correlate well to the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of the Fund may not replicate exactly the composition of the Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Equity Securities and Common Stocks. Holders of common stocks incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, equity securities have neither a fixed principal amount nor a maturity.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality, as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. Short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Short-term obligations of certain agencies and instrumentalities

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of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the U.S. Treasury’s preferred stock purchase agreements. They have repaid approximately $146.6 billion in dividends. Both Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

In the United States, on August 5, 2011, Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The downgrade by S&P increased volatility in financial markets, and could result in higher interest rates and higher U.S. Treasury yields and increase the costs of capital and financing. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Other Investment Companies. The Fund may invest in the securities of other investment companies (excluding closed-end funds) beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 (the “2012 Order”). Absent such exemptive relief, the Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. However, as a non-fundamental restriction, the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Under the pertinent terms of the 2012 Order, the Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by the Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private

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investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Fund may not rely on 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, the Trust previously obtained exemptive relief in 2007 that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the 12(d)(1)(A) limitations. If the Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if the Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Derivatives Risk. The Fund may invest in derivatives in the form of foreign currency forward contracts. These derivative instruments derive their performance from an underlying currency exchange rate. Derivatives are subject to a number of risks including interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying rate. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a fund that invests in derivatives may change quickly and without warning.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

CFTC Regulation. The Fund’s investments in “commodity interests,” such as currency forward contracts, means that the Fund may not claim an exemption from being a commodity pool and therefore is subject to regulation under the Commodity Exchange Act (“CEA”) and The Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as rules that apply to registered investment companies. Registration as a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program. Registration as a CPO or CTA imposes additional compliance obligations on the Adviser, which could increase costs and may affect the operations and financial performance of the Fund.

Moreover, the Fund will be subject to dual regulation by the CFTC and the SEC. In 2012, the CFTC issued “harmonization” rules that permit CPOs and CTAs of registered investment companies, such as the Fund, to rely on substituted compliance, whereby compliance with certain SEC rules is deemed compliant with certain CFTC rules with respect to disclosure and reporting requirements. Therefore, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the ability of the Fund to achieve its investment objective. If the Fund were to experience difficulty in implementing its investment strategies or achieving its investment objective, the Board may determine to reorganize or close the Fund or to materially change the Fund’s investment objective and strategies.

Illiquid Securities. The Fund may hold up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

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Borrowing. The Fund may borrow money from a bank or another person up to the limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Cybersecurity Risk. The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR on behalf of the Fund will be available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Trust’s Forms N-Q and Forms N-CSR will be available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are disseminated publicly each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund’s portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has eight Trustees. Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (“Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

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The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge — 1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	[ ]	None

Todd J. Barre — 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	[ ]	None

Marc M. Kole — 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (2015-Present). Formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	[ ]	None

Yung Bong Lim — 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	[ ]	None

Philip M. Nussbaum — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	[ ]	None

Gary R. Wicker — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and	[ ]	None

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Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).

Donald H. Wilson — 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	[ ]	None

*	This is the date the Independent Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome — 1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., IVZ, Inc. and Invesco Asset Management (Bermuda) Ltd; Manager, Horizon Flight Works LLC; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President	[ ]	None

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Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.

*	This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Andrew Schlossberg — 1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2009	President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – U.S. Strategy and Marketing (2010-Present) and Principal Executive Officer (2015-Present), Invesco PowerShares Capital Management LLC; Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007) and Director, Invesco Distributors, Inc. (2012-2015).

Peter Hubbard — 1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren — 1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009–Present); Senior Vice President, Invesco Management Group, Inc. (2007–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002–Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Invesco Financial Services Ltd. and Trimark Investments Ltd. (2014-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris — 1964	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046			President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Rudolf E. Reitmann — 1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (2013-Present).

Daniel E. Draper — 1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Senior Vice President, Invesco Distributors, Inc. (2014-Present); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director, Invesco PowerShares Capital Management LLC (2013-Present); formerly, Managing Director, Credit Suisse Asset Management (2010–2013) and Lyxor Asset Management/Societe Generale (2007–2010).

Steven M. Hill — 1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC ( 2011-Present); Principal Financial and Accounting Officer – Investment Pools, Invesco PowerShares Capital Management LLC (2015 – Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe — 1969 Invesco PowerShares Capital Management LLC 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2015-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010–2013); U.S. Compliance Director, Invesco, Ltd. (2006-2014) and Deputy Chief Compliance Officer of Invesco Advisers, Inc. (2014-2015).

Anna Paglia — 1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

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The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. As of December 31, 2014, each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees.

The amounts/totals/information for Messrs. Bagge, Lim and Nussbaum include shares of certain funds in which each of Mr. Bagge, Mr. Lim and Mr. Nussbaum is deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended October 31, 2014, the Board held six meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended October 31, 2014, the Audit Committee held four meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review the investment performance of the funds, including its tracking error and correlation to the Underlying Index, (ii) to review any proposed changes to a fund’s investment policies, comparative benchmark indices or Underlying Index, and (iii) to review the Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended October 31, 2014, the Investment Oversight Committee held two meetings.

Messrs. Bagge (Chair), Barre, Kole, Lim, Nussbaum, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended October 31, 2014, the Nominating and Governance Committee held four meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chairman of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the Interested Trustee and officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the

12

Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He is currently the Senior Director of Finance of By The Hand Club for Kids. He was the Chief Financial Officer of Hope Network from 2008 to 2012. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner, Arthur Andersen LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel

13

Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Previously, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $225,000 (the “Retainer”). The Retainer is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $70,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chairs of the Nominating and Governance Committee and the Investment Oversight Committee each receive an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust’s DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2014.

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Name of Trustee	Aggregate Compensation From Trust (1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (2)
Ronn R. Bagge	$123,815	N/A	$240,000
Todd J. Barre	$116,076	N/A	$225,000
Marc M. Kole	$128,973	N/A	$250,000
Yung Bong Lim	$120,583	N/A	$233,750
Philip M. Nussbaum	$116,076	N/A	$225,000
Gary R. Wicker	$116,076	N/A	$225,000
Donald H. Wilson	$152,188	N/A	$295,000
Kevin M. Carome	N/A	N/A	N/A

(1)	Because the Fund had not commenced operations as of October 31, 2014, the Fund did not pay any portion of the amounts shown in this table.
(2)	The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family (except as noted in the prior footnote) for the fiscal year ended October 31, 2014 before deferral by the Trustees under the DC Plan. For the fiscal year ended October 31, 2014, Mr. Bagge deferred 10% of his compensation, and each of Mr. Lim and Mr. Nussbaum deferred 100% of his compensation, with such amounts reflected in the above table.

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares.

Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Fund.

The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

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Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since inception

As of [                    ], Mr. Hubbard managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Jeanette managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Nixon managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Seisser managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

Although the other funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of these different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement between the Adviser and the Trust, the Fund has agreed to pay an annual unitary management fee equal to [    ]% of its average daily net assets (the “Advisory Fee”) for the Adviser’s services. Out of the unitary management fee, the Adviser pays for substantially all the expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through [                    ].

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent

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Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Payments to Financial Intermediaries. The Adviser may pay certain broker-dealers, banks and other financial intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. As of the date of this SAI, the Adviser had arrangements to make payments, other than for the educational programs and marketing activities described above, only to Charles Schwab & Co., Inc. (“Schwab”). Pursuant to the arrangement with Schwab, Schwab has agreed to promote select exchange-traded funds advised by the Adviser to Schwab’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of those funds. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts are paid by the Adviser from its own resources and not from the assets of the Fund.

Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), assisting in preparing reports to shareholders or investors; assist in the preparation and filing of tax returns; supply financial information and supporting data for reports to and filings with the SEC; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Fund pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket expenses, and it also receives transaction fees and asset-based fees. Such reimbursements and fees are accrued daily and paid monthly by the Adviser out of the assets that it receives from the Fund pursuant to its unitary management fee; under that fee agreement, the Adviser is responsible for custodian and transfer agent fees.

Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index Provider. No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Set forth below is the Underlying Index upon which the Fund is based.

Fund	Underlying Index
PowerShares RiverFront Price Matters® Emerging Market Portfolio	RiverFront Price Matters® Emerging Market Index

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently offers shares of [                    ] funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

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Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws, but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees, without shareholder approval, may amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any fund into another trust or entity, reorganize the Trust or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or any fund.

The Trust is not required, and does not intend, to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without

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reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Trust’s Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to

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such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities the Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically will review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund also will be available at no charge upon request by calling 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of Creation Unit Aggregations of the Fund consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and the Cash Component computed as described below, plus a fixed and a variable transaction fee, as discussed below; however, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component also is sometimes called the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash

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Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the Fund’s Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee (as discussed below) to protect ongoing shareholders. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those

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placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of the Fund may be placed through the Clearing Process (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process (see “—Placement of Creation Orders Outside Clearing Process”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.

A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m., Eastern time. The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for the Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the applicable exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

In accordance with the Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to

23

deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 11:00 a.m., Eastern time, on the contractual settlement date.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “—Creation and Redemption Transaction Fees” below.) Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the Adviser, or on the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a fixed administrative fee of $2,100, payable to BNYM, irrespective of the size of the order. In addition to the fixed administrative fee, BNYM may impose an additional administrative fee of up to four times the standard fixed administrative fee. The additional administrative fee, also payable to BNYM, may be incurred for administration and settlement of (i) in-kind creations/redemptions effected outside the normal Clearing Process, and (ii) cash creations/redemptions. Finally, to the extent that the Fund permits or requires APs to substitute cash in lieu of Deposit Securities, the Adviser may set additional variable fees separate from the fees already described that also are payable to the Fund up to 2%. Moreover, the Fund may charge, either in lieu of or in addition to the transaction fees, in the sole discretion of the Adviser, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2%. These cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

24

Unless cash redemptions are permitted or required for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as discussed above (see “—Creation and Redemption Transaction Fees” above). In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC and the Cash Redemption Amount, if any owed to the Fund, to the Custodian no later than 11:00 a.m., Eastern time on the contractual settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received (“T+3”).

In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the Transmittal Date. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the contractual settlement date and subsequent maintenance of

25

collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Transfer Agent, (i.e., the Business Day on which Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a Cash Redemption Amount payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemptions Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Regular Holidays. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (a Business Day is any day the NYSE is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, may require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2015 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

26

Argentina

1-Jan	2-Apr	17-Aug	8-Dec
16-Feb	3-Apr	12-Oct	25-Dec
17-Feb	1-May	6-Nov
23-Mar	25-May	23-Nov
24-Mar	9-Jul	7-Dec

Australia

1-Jan	3-Apr	5-Oct	28-Dec
26-Jan	6-Apr	3-Nov	31-Dec
9-Mar	8-Jun	24-Dec
2-Apr	3-Aug	25-Dec

Austria

1-Jan	1-May	26-Oct	31-Dec
6-Jan	14-May	8-Dec
3-Apr	25-May	24-Dec
6-Apr	4-Jun	25-Dec

Bahrain

1-Jan	23-Sep	22-Oct	23-Dec
4-Jan	24-Sep	16-Dec
19-Jul	14-Oct	17-Dec

Bangladesh

4-Jan	3-May	19-Jul	31-Dec
17-Mar	3-Jun	24-Sep
26-Mar	1-Jul	16-Dec
14-Apr	15-Jul	24-Dec

Belgium

1-Jan	6-Apr	25-Dec
3-Apr	1-May

Benin

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	2-Dec

27

Bermuda

1-Jan	15-Jun	7-Sep	28-Dec
3-Apr	30-Jul	11-Nov
25-May	31-Jul	25-Dec

Botswana

1-Jan	6-Apr	1-Jul	30-Sep
2-Jan	1-May	20-Jul	1-Oct
3-Apr	14-May	21-Jul	25-Dec

Brazil

1-Jan	3-Apr	9-Jul	20-Nov
16-Feb	21-Apr	7-Sep	24-Dec
17-Feb	1-May	12-Oct	25-Dec
18-Feb	4-Jun	2-Nov	31-Dec

Bulgaria

1-Jan	21-Mar	12-Sep	25-Dec
2-Jan	10-Apr	21-Sep	31-Dec
24-Jan	13-Apr	22-Sep
2-Mar	1-May	12-Dec
3-Mar	6-May	24-Dec

Burkina Faso

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Canada

1-Jan	3-Apr	3-Aug	25-Dec
2-Jan	18-May	7-Sep	28-Dec
9-Feb	24-Jun	12-Oct
16-Feb	1-Jul	11-Nov

Cayman Islands

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec

28

16-Feb	3-Jul	11-Nov

Channel Islands

1-Jan	1-May	12-Oct	28-Dec
19-Jan	4-May	11-Nov	31-Dec
16-Feb	25-May	26-Nov
3-Apr	31-Aug	24-Dec
6-Apr	7-Sep	25-Dec

Chile

1-Jan	21-May	18-Sep	25-Dec
3-Apr	29-Jun	12-Oct	31-Dec
1-May	16-Jul	8-Dec

China B Share (Shanghai)

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

China B Share (Shenzhen)

1-Jan	6-Apr	1-Jul	25-Dec
19-Feb	7-Apr	28-Sep
20-Feb	1-May	1-Oct
3-Apr	25-May	21-Oct

Colombia

1-Jan	3-Apr	15-Jun	2-Nov
12-Jan	1-May	7-Aug	16-Nov
23-Mar	18-May	17-Aug	8-Dec
2-Apr	8-Jun	12-Oct	25-Dec

Costa Rica

1-Jan	3-Apr	15-Sep	25-Dec
2-Apr	1-May	12-Oct	31-Dec

Croatia

1-Jan	1-May	5-Aug	31-Dec

29

6-Jan	4-Jun	8-Oct
3-Apr	22-Jun	24-Dec
6-Apr	25-Jun	25-Dec

Cyprus

1-Jan	1-Apr	13-Apr	1-Oct
6-Jan	3-Apr	14-Apr	28-Oct
23-Feb	6-Apr	1-May	24-Dec
25-Mar	10-Apr	1-Jun	25-Dec

Czech Republic

1-Jan	8-May	28-Oct	25-Dec
6-Apr	6-Jul	17-Nov
1-May	28-Sep	24-Dec

Denmark

1-Jan	6-Apr	15-May	24-Dec
2-Apr	1-May	25-May	25-Dec
3-Apr	14-May	5-Jun	31-Dec

Ecuador

1-Jan	17-Feb	10-Aug	3-Nov
2-Jan	3-Apr	9-Oct	25-Dec
16-Feb	1-May	2-Nov

Egypt

1-Jan	13-Apr	23-Sep	24-Dec
7-Jan	1-Jul	24-Sep
25-Jan	19-Jul	6-Oct
12-Apr	23-Jul	13-Oct

Estonia

1-Jan	6-Apr	23-Jun	24-Dec
23-Feb	1-May	24-Jun	25-Dec
24-Feb	14-May	20-Aug	31-Dec
3-Apr	22-Jun	23-Dec

Euromarkets

30

1-Jan	25-Dec

Finland

1-Jan	3-Apr	14-May	25-Dec
6-Jan	6-Apr	19-Jun	31-Dec
2-Apr	1-May	24-Dec

France

1-Jan	1-May	25-May	25-Dec
3-Apr	8-May	14-Jul
6-Apr	14-May	11-Nov

Germany

1-Jan	1-May	4-Jun	31-Dec
3-Apr	14-May	24-Dec
6-Apr	25-May	25-Dec

Ghana

1-Jan	1-May	1-Jul	4-Dec
6-Mar	25-May	24-Sep	25-Dec

Greece

1-Jan	3-Apr	1-May	25-Dec
6-Jan	6-Apr	1-Jun
23-Feb	10-Apr	28-Oct
25-Mar	13-Apr	24-Dec

Guinea Bissau

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Hong Kong

1-Jan	6-Apr	1-Jul	25-Dec
19-Feb	7-Apr	28-Sep
20-Feb	1-May	1-Oct
3-Apr	25-May	21-Oct

31

Hungary

1-Jan	6-Apr	20-Aug	24-Dec
2-Jan	1-May	21-Aug	25-Dec
10-Jan	25-May	23-Oct	31-Dec
3-Apr	8-Aug	12-Dec

Iceland

1-Jan	23-Apr	17-Jun	31-Dec
2-Apr	1-May	3-Aug
3-Apr	14-May	24-Dec
6-Apr	25-May	25-Dec

India

26-Jan	3-Apr	17-Sep	25-Nov
17-Feb	14-Apr	25-Sep	24-Dec
19-Feb	1-May	2-Oct	25-Dec
6-Mar	4-May	22-Oct
1-Apr	1-Jul	11-Nov
2-Apr	18-Aug	12-Nov

Indonesia

1-Jan	14-May	20-Jul	14-Oct
19-Feb	2-Jun	21-Jul	24-Dec
3-Apr	16-Jul	17-Aug	25-Dec
1-May	17-Jul	24-Sep	31-Dec

Ireland

1-Jan	6-Apr	3-Aug	11-Nov
19-Jan	1-May	31-Aug	26-Nov
16-Feb	4-May	7-Sep	25-Dec
17-Mar	25-May	12-Oct	28-Dec
3-Apr	1-Jun	26-Oct

Israel

5-Mar	23-Apr	15-Sep	4-Oct
3-Apr	24-May	22-Sep	5-Oct
9-Apr	26-Jul	23-Sep

32

10-Apr	13-Sep	27-Sep
22-Apr	14-Sep	28-Sep

Italy

1-Jan	6-Apr	8-Dec	31-Dec
6-Jan	1-May	24-Dec
3-Apr	2-Jun	25-Dec

Ivory Coast

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Japan

1-Jan	29-Apr	20-Jul	12-Oct	31-Dec
2-Jan	4-May	21-Sep	3-Nov
12-Jan	5-May	22-Sep	23-Nov
11-Feb	6-May	23-Sep	23-Dec

Jordan

1-Jan	19-Jul	23-Sep
1-May	20-Jul	24-Sep
25-May	22-Sep	14-Oct

Kazakhstan

1-Jan	24-Mar	11-May	1-Dec
2-Jan	25-Mar	6-Jul	16-Dec
7-Jan	1-May	31-Aug	17-Dec
9-Mar	7-May	23-Sep

Kenya

1-Jan	6-Apr	1-Jun	25-Dec
3-Apr	1-May	20-Oct

Kuwait

1-Jan	26-Feb	23-Sep	24-Dec
4-Jan	19-Jul	24-Sep
25-Feb	22-Sep	14-Oct

33

Latvia

1-Jan	6-Apr	22-Jun	23-Dec
2-Jan	30-Apr	23-Jun	24-Dec
10-Jan	1-May	24-Jun	25-Dec
2-Apr	4-May	27-Jun	30-Dec
3-Apr	14-May	18-Nov	31-Dec

Lebanon

1-Jan	6-Apr	18-Jul	23-Dec
3-Jan	10-Apr	15-Aug	25-Dec
6-Jan	13-Apr	23-Sep	31-Dec
9-Feb	1-May	24-Sep
25-Mar	25-May	14-Oct
3-Apr	17-Jul	23-Oct

Lithuania

1-Jan	3-Apr	14-May	24-Dec
16-Feb	6-Apr	24-Jun	25-Dec
11-Mar	1-May	6-Jul	31-Dec

Luxembourg

1-Jan	6-Apr	24-Dec	31-Dec
3-Apr	1-May	25-Dec

Malaysia

1-Jan	20-Feb	31-Aug	10-Nov
2-Feb	1-May	16-Sep	24-Dec
3-Feb	4-May	24-Sep	25-Dec
19-Feb	17-Jul	14-Oct

Mali

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Malta

1-Jan	31-Mar	29-Jun	24-Dec

34

2-Jan	3-Apr	8-Sep	25-Dec
10-Feb	6-Apr	21-Sep	31-Dec
19-Mar	1-May	8-Dec

Mauritius

1-Jan	17-Feb	1-May	11-Nov
2-Jan	19-Feb	18-Sep	25-Dec
3-Feb	12-Mar	2-Nov

Mexico

1-Jan	2-Apr	16-Sep
2-Feb	3-Apr	20-Nov
16-Mar	1-May	25-Dec

Morocco

1-Jan	30-Jul	21-Aug	6-Nov
5-Jan	14-Aug	23-Sep	18-Nov
1-May	20-Aug	13-Oct

Namibia

1-Jan	1-May	25-May	25-Dec
3-Apr	4-May	26-Aug
6-Apr	14-May	10-Dec

Netherlands

1-Jan	6-Apr	25-Dec
3-Apr	1-May	31-Dec

New Zealand

1-Jan	26-Jan	6-Apr	26-Oct
2-Jan	6-Feb	27-Apr	25-Dec
19-Jan	3-Apr	1-Jun	28-Dec

Niger

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

35

Nigeria

1-Jan	6-Apr	24-Sep
2-Jan	1-May	1-Oct
3-Apr	29-May	25-Dec

Norway

1-Jan	3-Apr	14-May	25-Dec
1-Apr	6-Apr	25-May	31-Dec
2-Apr	1-May	24-Dec

Oman

1-Jan	19-Jul	24-Sep	18-Nov
4-Jan	23-Jul	13-Oct	19-Nov

Pakistan

1-Jan	30-Jun	22-Sep	23-Oct
5-Feb	1-Jul	23-Sep	9-Nov
23-Mar	20-Jul	24-Sep	24-Dec
1-May	14-Aug	22-Oct	25-Dec

Palestinian Autonomous Area

1-Jan	19-Jul	27-Sep
7-Jan	20-Jul	13-Oct
8-Mar	24-Sep	15-Nov

Peru

1-Jan	3-Apr	8-Oct
2-Jan	1-May	8-Dec
2-Apr	28-Jul	25-Dec

Philippines

1-Jan	3-Apr	21-Aug	25-Dec
2-Jan	9-Apr	31-Aug	30-Dec
19-Feb	1-May	30-Nov	31-Dec
2-Apr	12-Jun	24-Dec

Poland

36

1-Jan	6-Apr	11-Nov	31-Dec
6-Jan	1-May	24-Dec
3-Apr	4-Jun	25-Dec

Portugal

1-Jan	1-May	8-Dec	25-Dec
3-Apr	10-Jun	24-Dec	31-Dec

Qatar

1-Jan	1-Mar	20-Jul	27-Sep
10-Feb	19-Jul	24-Sep	17-Dec

Romania

1-Jan	13-Apr	1-Jun	1-Dec
2-Jan	1-May	30-Nov	25-Dec

Russia

1-Jan	7-Jan	9-Mar	12-Jun
2-Jan	8-Jan	1-May	4-Nov
5-Jan	9-Jan	4-May
6-Jan	23-Feb	11-May

Saudi Arabia

19-Jul	21-Jul	28-Sep	30-Sep
20-Jul	23-Sep	29-Sep	1-Oct

Senegal

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Serbia

1-Jan	16-Feb	13-Apr
2-Jan	17-Feb	1-May
7-Jan	10-Apr	11-Nov

Singapore

37

1-Jan	3-Apr	17-Jul	10-Nov
19-Feb	1-May	10-Aug	25-Dec
20-Feb	1-Jun	24-Sep

Slovak Republic

1-Jan	6-Apr	1-Sep	24-Dec
6-Jan	1-May	15-Sep	25-Dec
3-Apr	8-May	17-Nov

Slovenia

1-Jan	27-Apr	24-Dec
3-Apr	1-May	25-Dec
6-Apr	25-Jun	31-Dec

South Africa

1-Jan	27-Apr	10-Aug	25-Dec
3-Apr	1-May	24-Sep
6-Apr	16-Jun	16-Dec

South Korea

1-Jan	20-Feb	25-May	9-Oct
18-Feb	1-May	28-Sep	25-Dec
19-Feb	5-May	29-Sep	31-Dec

Spain

1-Jan	3-Apr	12-Oct
6-Jan	6-Apr	8-Dec
2-Apr	1-May	25-Dec

Sri Lanka

1-Jan	5-Mar	2-Jun	25-Nov
5-Jan	3-Apr	1-Jul	24-Dec
15-Jan	13-Apr	31-Jul	25-Dec
3-Feb	14-Apr	24-Sep
4-Feb	1-May	27-Oct
17-Feb	4-May	10-Nov

38

Swaziland

1-Jan	6-Apr	14-May	25-Dec
3-Apr	1-May	22-Jul

Sweden

1-Jan	3-Apr	13-May	24-Dec
5-Jan	6-Apr	14-May	25-Dec
6-Jan	30-Apr	19-Jun	31-Dec
2-Apr	1-May	30-Oct

Switzerland

1-Jan	6-Apr	25-May	31-Dec
2-Jan	1-May	24-Dec
3-Apr	14-May	25-Dec

Taiwan

1-Jan	18-Feb	27-Feb	19-Jun
2-Jan	19-Feb	3-Apr	28-Sep
16-Feb	20-Feb	6-Apr	9-Oct
17-Feb	23-Feb	1-May

Thailand

1-Jan	14-Apr	1-Jul	10-Dec
2-Jan	15-Apr	30-Jul	31-Dec
4-Mar	1-May	12-Aug
6-Apr	5-May	23-Oct
13-Apr	1-Jun	7-Dec

Togo

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Trinidad & Tobago

1-Jan	6-Apr	31-Aug	25-Dec
30-Mar	4-Jun	24-Sep	28-Dec
3-Apr	19-Jun	11-Nov

39

Tunisia

1-Jan	9-Apr	24-Sep	24-Dec
14-Jan	1-May	25-Sep
20-Mar	13-Aug	15-Oct

Turkey

1-Jan	19-May	23-Sep	28-Oct
23-Apr	16-Jul	24-Sep	29-Oct
1-May	17-Jul	25-Sep

U.S.A.

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

Uganda

1-Jan	6-Apr	9-Jun	25-Dec
26-Jan	1-May	23-Sep
3-Apr	3-Jun	9-Oct

Ukraine

1-Jan	7-Jan	1-May	1-Jun
2-Jan	9-Mar	4-May	29-Jun
5-Jan	13-Apr	11-May	24-Aug

United Arab Emirates - ADX and DFM markets

1-Jan	24-Sep	2-Dec
19-Jul	27-Sep	3-Dec
20-Jul	15-Oct	24-Dec

United Arab Emirates - NASDAQ Dubai

1-Jan	20-Jul	15-Oct	24-Dec
19-Jan	7-Sep	11-Nov	25-Dec
16-Feb	24-Sep	26-Nov
25-May	27-Sep	2-Dec
19-Jul	12-Oct	3-Dec

40

United Kingdom

1-Jan	6-Apr	31-Aug	26-Nov
19-Jan	1-May	7-Sep	25-Dec
16-Feb	4-May	12-Oct	28-Dec
3-Apr	25-May	11-Nov

Uruguay

1-Jan	2-Apr	19-Jun	25-Dec
6-Jan	3-Apr	25-Aug
16-Feb	1-May	12-Oct
17-Feb	18-May	2-Nov

Venezuela

1-Jan	2-Apr	24-Jun	25-Dec
6-Jan	3-Apr	24-Jul	31-Dec
16-Feb	1-May	18-Aug
17-Feb	14-May	8-Dec
19-Mar	4-Jun	24-Dec

Vietnam

1-Jan	19-Feb	24-Feb	1-May
2-Jan	20-Feb	28-Apr	2-Sep
18-Feb	23-Feb	30-Apr

Zambia

1-Jan	12-Mar	25-May	3-Aug
2-Jan	3-Apr	6-Jul	25-Dec
9-Mar	1-May	7-Jul

Zimbabwe

1-Jan	1-May	11-Aug
3-Apr	25-May	22-Dec
6-Apr	10-Aug	25-Dec

41

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2015*

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8
	12/21/2015	12/29/2015	8
	12/22/2015	12/30/2015	8
	12/23/2015	1/4/2016	12

Brazil	2/11/2015	2/19/2015	8
	2/12/2015	2/20/2015	8
	2/13/2015	2/23/2015	10

China A Share	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	9/28/2015	10/8/2015	10
	9/29/2015	10/9/2015	10
	9/30/2015	10/12/2015	12

China B Share (Shanghai)	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	9/28/2015	10/8/2015	10
	9/29/2015	10/9/2015	10
	9/30/2015	10/12/2015	12

China B Share (Shenzhen)	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8
	4/2/2015	4/10/2015	8

Japan	4/28/2015	5/7/2015	9
	4/30/2015	5/8/2015	8
	5/1/2015	5/11/2015	10
	9/18/2015	9/28/2015	10

Indonesia	7/13/2015	7/22/2015	9
	7/14/2015	7/23/2015	9
	7/15/2015	7/24/2015	9

Jordan	9/18/2015	9/28/2015	10
	9/21/2015	9/29/2015	8

Norway	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8

Saudi Arabia	9/22/2015	10/2/2015	10
	9/24/2015	10/5/2015	11
	9/25/2015	10/6/2015	11

Spain	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8

42

Country	Trade Date	Settlement Date	Number of Days to Settle
Taiwan	2/12/2015	2/24/2015	12
	2/13/2015	2/25/2015	12

Thailand	4/8/2015	4/16/2015	8
	4/9/2015	4/17/2015	8
	4/10/2015	4/20/2015	10

Turkey	2/12/2015	2/25/2015	13
	2/13/2015	2/26/2015	13
	4/27/2015	5/5/2015	8

Vietnam	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	2/16/2015	2/26/2015	10

*	Holidays are subject to change without further notice.

On days when the Exchange closes earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process, presuming a creation or redemption settling no later than the third Business Day following the date on which such request for creation or redemption is deemed received (“T+3”).

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Creation Unit Aggregations will be delivered.

43

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
	Order in proper form must be received by the Distributor.	Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

44

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
orders.

Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a RIC. The Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the Fund do not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

The Fund has elected and intends to qualify each taxable year to be treated as a RIC. If the Fund satisfies the requirements referred to in the next sentence, it will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, the Fund annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all

45

determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement. The Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

Asset Diversification Requirements. The Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If the Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Internal Revenue Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income taxpayers)—and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98.2% of its net capital gains for the twelve months ended October 31 of such year. Generally, the Fund intends to make sufficient distributions to avoid liability for federal income and excise taxes but can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of the Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from the Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions that a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that the Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that the Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of a shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s

46

adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, the Fund’s distributions to such a shareholder of QDI will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amount of any distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares must be adjusted to reflect the disallowed loss. Any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include distributions the Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election that would enable it to pass through to its shareholders foreign tax credits or deductions with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If the Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A shareholder who or that is a nonresident alien individual or foreign entity (a “foreign shareholder”) may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends paid to it are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States (“effectively connected”).

The Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected generally will be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the sale of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the

47

shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or distribution and certain other conditions are met; those gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends, and (b) certain capital gain distributions and the proceeds of a sale (or redemption) of Shares paid after December 31, 2016. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE, if (i) it certifies that it has no substantial U.S. persons as owners or (ii) it does have any such owners and reports information relating to them to the withholding agent. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Taxation of Fund Investments. The Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that the Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individuals’ QDI described above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the Distribution Requirement and

48

avoid imposition of the Excise Tax—even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive a tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive one or more reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that also may cause the Fund to not receive one or more reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

Some futures contracts, foreign currency contracts traded in the interbank market, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index)—except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement—in which the Fund invests may be subject to Internal Revenue Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts that the Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss; however, certain foreign currency gains or losses arising from Section 1256 contracts will be treated as ordinary income or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain that the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. The Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

Offsetting positions that the Fund enters into or holds in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period for certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses.

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Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for the Fund.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income tax or Excise Tax on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

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Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [                    ], serves as the Fund’s independent registered public accounting firm. [                    ] has been retained to audit the Fund’s annual financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not yet available. The audited financial statements for the Fund will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 1-800-983-0903 during normal business hours.

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APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant

A-1

vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

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Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus	[ ], 2015

PowerShares Exchange-Traded Fund Trust II

☐	PowerShares RiverFront Price Matters® Europe Portfolio	The NASDAQ Stock Market LLC

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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☐	PowerSharesRiverFront Price Matters® Europe Portfolio

Summary Information

Investment Objective

The PowerShares RiverFront Price Matters® Europe Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RiverFront Price Matters® Europe Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[	]%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.[	]%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, RiverFront Investment Group (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of up to 500 common stocks and shares of real estate investment trusts (“REITs”) that the Index Provider has identified as having superior risk-return profiles.

To be eligible for inclusion in the Underlying Index, a security must (1) be domiciled in one of the following countries: Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Switzerland, Sweden or the United Kingdom, (2) be listed on a nationally recognized exchange, (3) have a market capitalization of over $250 million, and (4) have a minimum three-month average daily dollar trading volume of $3 million.

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The Index Provider scores individual securities from the list of eligible securities according to several core attributes, including, but not limited to, value, quality and momentum using multiple proprietary factors within each core attribute. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score with the highest scoring securities considered for inclusion in the Underlying Index. The Index Provider utilizes its proprietary Price Matters® optimization process that maximizes the percentage of high-scoring securities included in the Underlying Index. The Underlying Index will deploy a dynamic currency hedge based on the Index Provider’s proprietary hedging methodology. Different hedging strategies can be applied to different currency exposures within the Underlying Index. The Index Provider’s hedging methodology is constructed from a combination of quantitative measures, such as interest-rate differentials, central bank balance sheet expansion/contraction, and price momentum, and qualitative measures, such as formal and informal guidance from central bankers. The currencies hedged and the currency hedging ratios are set at the specified rebalance dates.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weighting in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Union may be significantly affected by the tight fiscal and monetary controls that the Union seeks to impose on its members.

Foreign Investments Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including

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decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Currency Hedging Risk. While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that the Fund’s hedging strategy will effectively reduce the currency risk included in the Fund’s portfolio. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset. Some foreign currency forward contracts are less liquid, which could result in the Fund being unable to structure its hedging transactions as intended. Increased volatility in exchange rates will generally reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy. The Fund’s exposure to the value of the currencies may not be fully hedged at all times. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented.

Counterparty Risk. Many currency forward contracts are derivative transactions between two parties, which typically are described as “over the counter.” To the extent the Fund enters into over-the-counter derivative transactions to pursue its currency hedging strategy, the Fund will be subject to counterparty risk with respect to these transactions, which is the risk that the other party in the transaction will not fulfill its contractual obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets, or may have no recovery at all.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Geographic Concentration Risk. The Fund may invest a significant portion of its total assets in securities of issuers from a specific country or geographic region. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invescopowershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since Inception

Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with authorized participants (“APs”) and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

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Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on The NASDAQ Stock Market LLC (“NASDAQ”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain. A sale of Shares may result in capital gain or loss.

A dditional Information About the Fund’s Strategies and Risks

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stock that comprise the Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund uses an “indexing” investment approach to attempt to correspond, before fees and expenses, to the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns. Because the Fund uses an “indexing” approach to try to achieve its investment objective, the Fund will not take temporary defensive positions during periods of adverse market, economic or other conditions.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.

There also may be instances in which the Adviser may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities included in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional information about the construction of the Underlying Index is set forth below.

RiverFront Price Matters® Europe Index

The Underlying Index is composed of up to 500 common stocks and shares of REITs that the Index Provider has identified as having superior risk-return profiles. To be eligible for inclusion in the Underlying Index, a security must (1) be domiciled in one of the following countries: Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Switzerland, Sweden or the United Kingdom, (2) be listed on a nationally recognized exchange, (3) have a market capitalization of over $250 million, and (4) have a minimum three-month average daily dollar trading volume of $3 million. The Underlying Index can allocate no more than 10% in countries outside of Europe at rebalance.

The Index Provider uses multiple proprietary factors to score individual securities from the list of eligible securities according to several core attributes, including, but not limited to, value, quality and momentum. Each proprietary factor is weighted according to its historical efficacy. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score, with the highest scoring securities considered for inclusion in the Underlying Index. From this group of securities, the Index Provider utilizes its proprietary Price Matters® optimization process that maximizes the percentage of high-scoring securities while adhering to traditional (diversification, sector) and non-traditional (factor) risk constraints. Security weightings are determined by their relative scores and are generally at least 0.1% and no greater than 5% over their representative weights in the eligible universe at the time of rebalance. The cumulative weight of all securities over 4.5% cannot exceed 50% of the index.

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The Underlying Index will deploy a dynamic currency hedge that can vary from 0% to 100% hedged based on the Index Provider’s proprietary hedging methodology. Different hedging strategies can be applied to different currency exposures within the Underlying Index. The Index Provider’s hedging methodology is constructed from a combination of quantitative measures, such as interest-rate differentials, central bank balance sheet expansion/contraction, and price momentum, and qualitative measures, such as formal and informal guidance from central bankers. The currencies hedged and the currency hedging ratios are set at the specified rebalance dates.

Principal Risks of Investing in the Fund

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

Investing in the European Union Risk

Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Foreign Investment Risk

Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign market securities, and foreign market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to issuers in the United States.

Foreign market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of trades effected in those markets and could result in losses due to subsequent declines in the value of the securities subject to the trades.

Equity Risk

Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.

In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, particular industries or economic sectors will become negative. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.

Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s

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products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

REIT Risk

Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an investor will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT. Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Currency Risk

Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar even if the value of the Fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Much of the income that the Fund receives will be in foreign currencies. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a

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dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer.

Currency Hedging Risk

While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Moreover, hedges are sometimes subject to imperfect matching between the derivative and its reference asset, and there can be no assurance that the Fund’s hedging strategy will be effective. Some foreign currency forward contracts are less liquid, which could result in the Fund being unable to structure its hedging transactions as intended. The Fund may be unable to obtain sufficient liquidity in an underlying currency. In addition, foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities; instead, they allow the Fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the Fund invests.

The Fund’s exposure to the value of the currencies may not be fully hedged at all times. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, the Fund’s hedging transactions may not successfully reduce the currency risk included in the Fund’s portfolio. The effectiveness of the Fund’s currency hedging strategy will in general be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility will generally reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.

Counterparty Risk

Many currency forward contracts are derivative transactions between two parties, which typically are described as “over the counter.” To the extent the Fund enters into over-the-counter derivative transactions to pursue its currency hedging strategy, the Fund will be subject to counterparty risk with respect to these transactions, which is the risk that the other party in the transaction will not fulfill its contractual obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all.

Industry Concentration Risk

In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Geographic Concentration Risk

The Fund may invest a significant portion of its total assets in securities of issuers from a specific country or geographic region. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Market Risk

Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund (such as from the Fund’s failure to meet the

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requirements for continued listing on the Exchange). Shares may trade in the secondary market at times when the Fund does not accept orders to purchase Shares. Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Any of these factors may lead to Shares trading at a premium or discount to the Fund’s NAV.

Valuation Risk

Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

Liquidity Risk

Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund has just commenced operations and therefore has a relatively small amount of assets; therefore, those transaction costs could have a proportionally greater impact on the Fund. Additionally, if the Fund used a sampling approach may, it may result in returns that are not as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the components of the Underlying Index in the proportions represented in the Underlying Index.

The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity restraints. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund attempts to remain fully invested in those securities included in the Underlying Index. However, the Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).

The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track the Underlying Index. For example, in regulated industries and corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.

Index Risk

Unlike many investment companies that are “actively managed,” the Fund is a “passive” investor and therefore does not utilize investing strategies that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily invest in, or exit a position in, a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally

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is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell shares of that security at an inopportune time. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.

Non-Diversified Fund Risk

Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole. Poor performance in such securities may be caused by management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers of securities within the Underlying Index may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Principal Investment Strategies

The Fund, after investing at least 90% of its total assets in securities that comprise the Underlying Index, may invest its remaining assets in securities not included in the Underlying Index and in money market instruments or funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company of 1940, as amended (the “1940 Act”), or exemptions therefrom). The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to reflect fully any additions to, or deletions from, the composition of the Underlying Index in the portfolio of the Fund.

The Fund’s investment objective constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust II (the “Trust”) may change without shareholder approval upon 60 days’ written notice to shareholders. The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

The Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

Additional Risks of Investing in the Fund

The following section provides additional risk information regarding investing in the Fund.

Trading Issues

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ’s “circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Index Provider Risk

The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Underlying Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Underlying Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that the Underlying Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by the Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, a security may be removed from the Underlying Index in the event that it does not comply with the eligibility requirements of the Underlying Index. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly.

Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund’s costs and market exposure.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending. Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian.

Commodity Pool Risk

In 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to Rule 4.5 under the Commodity Exchange Act that significantly limit the ability of certain regulated entities, including registered investment companies such as the Fund, to rely on an exclusion from registration with the CFTC as a commodity pool operator (“CPO”). Under the amended Rule 4.5, the investment adviser of a fund may claim exclusion from registration as a CPO only if the fund uses futures contracts or other “commodity interests” solely for “bona fide hedging purposes” or restricts its use of futures contracts for non-bona fide hedging purposes to certain proscribed limits.

The Fund’s use of currency forward contracts will cause it to be considered a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a CPO and a CTA, and it will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or a CTA subjects the Adviser to additional compliance obligations, all of which may increase costs and may affect the operations and financial performance of the Fund.

The status of a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program. However, the CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s and Fund’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements, the Fund’s compliance with analogous SEC requirements will fulfill its CFTC compliance obligations. As a result, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.

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Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of the Fund’s Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on the portfolio of the Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for the Fund or its shareholders.

The Fund may recognize gains as a result of rebalancing its securities holdings to reflect changes in the Fund’s Underlying Index. The Fund also may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescopowershares.com.

Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust, a family of ETFs with combined assets under management of more than $[        ] billion as of [            ], 2015.

As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively, with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. In managing the Fund, Mr. Hubbard receives management assistance from Michael Jeanette, Jonathan Nixon and Tony Seisser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

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Peter Hubbard, Vice President and Director of Portfolio Management of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007 and has been associated with the Adviser since 2005.

Michael Jeanette, Vice President and Senior Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Jeanette has been associated with the Adviser since 2008.

Jonathan Nixon, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been a portfolio manager at the Adviser since August 2013 and has been associated with the Adviser since 2011. From 2008 to 2010, he was a Tax Manager for General Electric.

Tony Seisser, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc. From 2008 to 2010, he was a compliance investigator at the Chicago Board of Options Exchange and Chicago Futures Exchange.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.15% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through August 31, 2017.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement with respect to the Fund will be available in the Trust’s Annual Report to shareholders for the fiscal year ending October 31, 2015.

How to Buy and Sell Shares

The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on NASDAQ, under the symbol “[    ]”. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment required. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd-lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on NASDAQ may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of the approximate value.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading, and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Other Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,

•	You sell your Shares, and

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•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. The Fund also may pay a special distribution at the end of a calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or Shares (if reinvestment is available from the broker through which you purchased your Shares). Dividends paid to you out of the Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although (1) the Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy certain restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, the Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Those gains of individual shareholders generally are subject to federal income tax at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of the Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, the Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or otherwise are subject to backup withholding.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses realized on a sale of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Unit and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. An AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after receipt of a request in proper form, and the value of those securities. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales,” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at the price thereof.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in Shares under all applicable tax laws.

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Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security primarily is traded. The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open. If a security’s market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

[                    ], serves as the Fund’s independent registered public accounting firm. [                    ] is responsible for auditing the annual financial statements of the Fund and performs other related audit services.

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

Index Provider

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in
Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Frank Russell Company is the index provider for the Underlying Index. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Underlying Index is a trademark of the Index Provider and has been licensed for use for certain purposes by the Adviser. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

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The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance or a segment of the same. The Index Provider’s publication of the Underlying Index in no way suggests or implies an opinion by the Underlying Index as to the advisability of investment in any or all of the securities upon which Underlying Index is based. The Underlying Index is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider is not responsible for and has not reviewed the Fund nor any associated literature or publications and the Index Provider makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. The Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Underlying Index. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Premium/Discount Information

Information on the daily NAV per Share, once available, will be found at www.InvescoPowerShares.com. Additionally, information regarding how often the Shares traded on NASDAQ at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, the Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If the Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as

19

contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Fund and Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to Shareholders, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday Central Time 8:00 a.m. to 5:00 p.m.

Write:	PowerShares Exchange-Traded Fund Trust II c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173

Visit:	www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21977.

PowerShares Exchange-Traded Fund Trust II		P-[ ]-PRO-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515 www.InvescoPowerShares.com 800.983.0903	@PowerShares

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Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated [            ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [            ], 2015 (the “Prospectus”), for the PowerShares Exchange-Traded Fund Trust II (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares RiverFront Price Matters® Europe Portfolio	The NASDAQ Stock Market LLC	[ ]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [    ] funds. This SAI relates to one series of the Trust, PowerShares RiverFront Price Matters® Europe Portfolio (the “Fund”). The Fund is “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to in this SAI as “Shares.”

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of RiverFront Price Matters® Europe Index (the “Underlying Index”). Invesco PowerShares Capital Management LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Invesco Ltd., manages the Fund.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash.

The Fund is expected to be approved for listing, subject to notice of issuance, on The NASDAQ Stock Market LLC (“NASDAQ” or the “Exchange”). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

The Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of permitting or requiring Creation Units to be exchanged for cash, the Fund may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of the Fund’s Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

In order to provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

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INVESTMENT RESTRICTIONS

The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as otherwise noted below, the Fund, as a fundamental policy, may not:

(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such repurchase agreements or loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such repurchase agreements and loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy, or (ii) more than 50% of the Shares, whichever is less.

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In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that the Board can change without approval by shareholders upon 60 days’ written notice to shareholders.

In accordance with the 1940 Act rules, the Fund also has adopted a non-fundamental policy to invest at least 80% of the value of its net assets (plus the amount of any borrowing for investment purposes) in equity securities that are tied economically to the geographic regions suggested by its name – that is, in securities issued by companies located in the Europe region (the “80% investment policy”):. The Fund considers countries in the Europe region to be those countries represented in the Underlying Index; similarly, the Fund considers securities suggested by its name to be those securities that comprise its Underlying Index.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The Fund’s investment objective is to seek investment results that generally correspond, before fees and expenses, to the performance of the Underlying Index. The Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index, although the Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track the Underlying Index.

Investment Risks

A discussion of the principal risks associated with an investment in the Fund is contained in the Fund’s Prospectus in the “Summary Information—Principal Risks of Investing in the Fund,” “Additional Information About the Fund’s Strategies and Risks—Principal Risks of Investing in the Fund” and “—Additional Risks of Investing in the Fund” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the financial condition of an issuer of the portfolio securities, the value of securities in general and other factors that affect the market.

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An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of the issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio holdings and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of the companies issuing the securities change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The Fund is not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the Fund’s portfolio unless the index provider removes the securities from the Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of the Fund and the Underlying Index. The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at the Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

An investment in the Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index, because the total return that the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within the Underlying Index, or the limited assets of the Fund) may cause the Fund not to be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. It also is possible that, for short periods of time, the Fund’s performance may not correlate well to the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of the Fund may not replicate exactly the composition of the Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Equity Securities and Common Stocks. Holders of common stocks incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, equity securities have neither a fixed principal amount nor a maturity.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality, as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. Short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Short-term obligations of certain agencies and instrumentalities

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of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the U.S. Treasury’s preferred stock purchase agreements. They have repaid approximately $146.6 billion in dividends. Both Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

In the United States, on August 5, 2011, Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The downgrade by S&P increased volatility in financial markets, and could result in higher interest rates and higher U.S. Treasury yields and increase the costs of capital and financing. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Other Investment Companies. The Fund may invest in the securities of other investment companies (excluding closed-end funds) beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 (the “2012 Order”). Absent such exemptive relief, the Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. However, as a non-fundamental restriction, the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Under the pertinent terms of the 2012 Order, the Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by the Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private

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investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Fund may not rely on 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, the Trust previously obtained exemptive relief in 2007 that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the
12(d)(1)(A) limitations. If the Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if the Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Derivatives Risk. The Fund may invest in derivatives in the form of foreign currency forward contracts. These derivative instruments derive their performance from an underlying currency exchange rate. Derivatives are subject to a number of risks including interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying rate. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a fund that invests in derivatives may change quickly and without warning.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

CFTC Regulation. The Fund’s investments in “commodity interests,” such as currency forward contracts, means that the Fund may not claim an exemption from being a commodity pool and therefore is subject to regulation under the Commodity Exchange Act (“CEA”) and The Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as rules that apply to registered investment companies. Registration as a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program. Registration as a CPO or CTA imposes additional compliance obligations on the Adviser, which could increase costs and may affect the operations and financial performance of the Fund.

Moreover, the Fund will be subject to dual regulation by the CFTC and the SEC. In 2012, the CFTC issued “harmonization” rules that permit CPOs and CTAs of registered investment companies, such as the Fund, to rely on substituted compliance, whereby compliance with certain SEC rules is deemed compliant with certain CFTC rules with respect to disclosure and reporting requirements. Therefore, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the ability of the Fund to achieve its investment objective. If the Fund were to experience difficulty in implementing its investment strategies or achieving its investment objective, the Board may determine to reorganize or close the Fund or to materially change the Fund’s investment objective and strategies.

Illiquid Securities. The Fund may hold up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

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Borrowing. The Fund may borrow money from a bank or another person up to the limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Cybersecurity Risk. The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR on behalf of the Fund will be available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Trust’s Forms N-Q and Forms N-CSR will be available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are disseminated publicly each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund’s portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has eight Trustees. Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (“Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

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The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge — 1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	[ ]	None

Todd J. Barre — 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	[ ]	None

Marc M. Kole — 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (2015-Present). Formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	[ ]	None

Yung Bong Lim — 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	[ ]	None

Philip M. Nussbaum — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	[ ]	None

Gary R. Wicker — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice	[ ]	None

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Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).

Donald H. Wilson — 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	[ ]	None

*	This is the date the Independent Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome — 1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., IVZ, Inc. and Invesco Asset Management (Bermuda) Ltd; Manager, Horizon Flight Works LLC; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice	[ ]	None

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Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.

*	This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Andrew Schlossberg — 1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2009	President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – U.S. Strategy and Marketing (2010-Present) and Principal Executive Officer (2015-Present), Invesco PowerShares Capital Management LLC; Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007) and Director, Invesco Distributors, Inc. (2012-2015).

Peter Hubbard — 1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren — 1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009–Present); Senior Vice President, Invesco Management Group, Inc. (2007–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002–Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Invesco Financial Services Ltd. and Trimark Investments Ltd. (2014-Present); formerly, Director, Executive Vice President and Chief

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris — 1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Rudolf E. Reitmann — 1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (2013-Present).

Daniel E. Draper — 1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Senior Vice President, Invesco Distributors, Inc. (2014-Present); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director, Invesco PowerShares Capital Management LLC (2013-Present); formerly, Managing Director, Credit Suisse Asset Management (2010–2013) and Lyxor Asset Management/Societe Generale (2007–2010).

Steven M. Hill — 1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC ( 2011-Present); Principal Financial and Accounting Officer – Investment Pools, Invesco PowerShares Capital Management LLC (2015 – Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe — 1969 Invesco PowerShares Capital Management LLC 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2015-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010–2013); U.S. Compliance Director, Invesco, Ltd. (2006-2014) and Deputy Chief Compliance Officer of Invesco Advisers, Inc. (2014-2015).

Anna Paglia — 1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

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The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. As of December 31, 2014, each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees.

The amounts/totals/information for Messrs. Bagge, Lim and Nussbaum include shares of certain funds in which each of Mr. Bagge, Mr. Lim and Mr. Nussbaum is deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended October 31, 2014, the Board held six meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended October 31, 2014, the Audit Committee held four meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review the investment performance of the Fund, including its tracking error and correlation to the Underlying Index, (ii) to review any proposed changes to the Fund’s investment policies, comparative benchmark indices or Underlying Index, and (iii) to review the Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended October 31, 2014, the Investment Oversight Committee held two meetings.

Messrs. Bagge (Chair), Barre, Kole, Lim, Nussbaum, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended October 31, 2014, the Nominating and Governance Committee held four meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chairman of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the Interested Trustee and officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the

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Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He is currently the Senior Director of Finance of By The Hand Club for Kids. He was the Chief Financial Officer of Hope Network from 2008 to 2012. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner, Arthur Andersen LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel

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Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Previously, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $225,000 (the “Retainer”). The Retainer is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $70,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chairs of the Nominating and Governance Committee and the Investment Oversight Committee each receive an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust’s DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2014.

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Name of Trustee	Aggregate Compensation From Trust (1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (2)
Ronn R. Bagge	$123,815	N/A	$240,000
Todd J. Barre	$116,076	N/A	$225,000
Marc M. Kole	$128,973	N/A	$250,000
Yung Bong Lim	$120,583	N/A	$233,750
Philip M. Nussbaum	$116,076	N/A	$225,000
Gary R. Wicker	$116,076	N/A	$225,000
Donald H. Wilson	$152,188	N/A	$295,000
Kevin M. Carome	N/A	N/A	N/A

(1)	Because the Fund had not commenced operations as of October 31, 2014, the Fund did not pay any portion of the amounts shown in this table.
(2)	The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family (except as noted in the prior footnote) for the fiscal year ended October 31, 2014 before deferral by the Trustees under the DC Plan. For the fiscal year ended October 31, 2014, Mr. Bagge deferred 10% of his compensation, and each of Mr. Lim and Mr. Nussbaum deferred 100% of his compensation, with such amounts reflected in the above table.

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares.

Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Fund.

The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

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Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since inception

As of [                    ], Mr. Hubbard managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[            ] billion in assets and no other accounts.

As of [                    ], Mr. Jeanette managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Nixon managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[            ] billion in assets and no other accounts.

As of [                    ], Mr. Seisser managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

Although the other funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of these different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement between the Adviser and the Trust, the Fund has agreed to pay an annual unitary management fee equal to [    ]% of its average daily net assets (the “Advisory Fee”) for the Adviser’s services. Out of the unitary management fee, the Adviser pays for substantially all the expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through [                    ].

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent

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Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Payments to Financial Intermediaries. The Adviser may pay certain broker-dealers, banks and other financial intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. As of the date of this SAI, the Adviser had arrangements to make payments, other than for the educational programs and marketing activities described above, only to Charles Schwab & Co., Inc. (“Schwab”). Pursuant to the arrangement with Schwab, Schwab has agreed to promote select exchange-traded funds advised by the Adviser to Schwab’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of those funds. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts are paid by the Adviser from its own resources and not from the assets of the Fund.

Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), assisting in preparing reports to shareholders or investors; assist in the preparation and filing of tax returns; supply financial information and supporting data for reports to and filings with the SEC; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Fund pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket expenses, and it also receives transaction fees and asset-based fees. Such reimbursements and fees are accrued daily and paid monthly by the Adviser out of the assets that it receives from the Fund pursuant to its unitary management fee; under that fee agreement, the Adviser is responsible for custodian and transfer agent fees.

Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index Provider. No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Set forth below is the Underlying Index upon which the Fund is based.

Fund	Underlying Index
PowerShares RiverFront Price Matters® Europe Portfolio	RiverFront Price Matters® Europe Index

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently offers shares of [    ] funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, without shareholder approval.

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Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws, but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees, without shareholder approval, may amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any fund into another trust or entity, reorganize the Trust or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or any fund.

The Trust is not required, and does not intend, to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested

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action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Trust’s Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions

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and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities the Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically will review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund also will be available at no charge upon request by calling 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of Creation Unit Aggregations of the Fund consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and the Cash Component computed as described below, plus a fixed and a variable transaction fee, as discussed below; however, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

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The Cash Component also is sometimes called the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the Fund’s Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee (as discussed below) to protect ongoing shareholders. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

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All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of the Fund may be placed through the Clearing Process (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process (see “—Placement of Creation Orders Outside Clearing Process”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.

A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m., Eastern time. The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for the Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the applicable exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Upon written notice to the Distributor, a canceled order may be resubmitted

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the following Business Day using the Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

In accordance with the Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 11:00 a.m., Eastern time, on the contractual settlement date.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “—Creation and Redemption Transaction Fees” below.) Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the Adviser, or on the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a fixed administrative fee of $2,100, payable to BNYM, irrespective of the size of the order. In addition to the fixed administrative fee, BNYM may impose an additional administrative fee of up to four times the standard fixed administrative fee. The additional administrative fee, also payable to BNYM, may be incurred for administration and settlement of (i) in-kind creations/redemptions effected outside the normal Clearing Process, and (ii) cash creations/redemptions. Finally, to the extent that the Fund permits or requires APs to substitute cash in lieu of Deposit Securities, the Adviser may set additional variable fees separate from the fees already described that also are payable to the Fund up to 2%. Moreover, the Fund may charge, either in lieu of or in addition to the transaction fees, in the sole discretion of the Adviser, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2%. These cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

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The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are permitted or required for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as discussed above (see “—Creation and Redemption Transaction Fees” above). In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC and the Cash Redemption Amount, if any owed to the Fund, to the Custodian no later than 11:00 a.m., Eastern time on the contractual settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received (“T+3”).

25

In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the Transmittal Date. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Transfer Agent, (i.e., the Business Day on which Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a Cash Redemption Amount payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemptions Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Regular Holidays. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (a Business Day is any day the NYSE is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, may require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

26

The dates in calendar year 2015 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina

1-Jan	2-Apr	17-Aug	8-Dec
16-Feb	3-Apr	12-Oct	25-Dec
17-Feb	1-May	6-Nov
23-Mar	25-May	23-Nov
24-Mar	9-Jul	7-Dec

Australia

1-Jan	3-Apr	5-Oct	28-Dec
26-Jan	6-Apr	3-Nov	31-Dec
9-Mar	8-Jun	24-Dec
2-Apr	3-Aug	25-Dec

Austria

1-Jan	1-May	26-Oct	31-Dec
6-Jan	14-May	8-Dec
3-Apr	25-May	24-Dec
6-Apr	4-Jun	25-Dec

Bahrain

1-Jan	23-Sep	22-Oct	23-Dec
4-Jan	24-Sep	16-Dec
19-Jul	14-Oct	17-Dec

Bangladesh

4-Jan	3-May	19-Jul	31-Dec
17-Mar	3-Jun	24-Sep
26-Mar	1-Jul	16-Dec
14-Apr	15-Jul	24-Dec

Belgium

1-Jan	6-Apr	25-Dec
3-Apr	1-May

27

Benin

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	2-Dec

Bermuda

1-Jan	15-Jun	7-Sep	28-Dec
3-Apr	30-Jul	11-Nov
25-May	31-Jul	25-Dec

Botswana

1-Jan	6-Apr	1-Jul	30-Sep
2-Jan	1-May	20-Jul	1-Oct
3-Apr	14-May	21-Jul	25-Dec

Brazil

1-Jan	3-Apr	9-Jul	20-Nov
16-Feb	21-Apr	7-Sep	24-Dec
17-Feb	1-May	12-Oct	25-Dec
18-Feb	4-Jun	2-Nov	31-Dec

Bulgaria

1-Jan	21-Mar	12-Sep	25-Dec
2-Jan	10-Apr	21-Sep	31-Dec
24-Jan	13-Apr	22-Sep
2-Mar	1-May	12-Dec
3-Mar	6-May	24-Dec

Burkina Faso

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Canada

1-Jan	3-Apr	3-Aug	25-Dec
2-Jan	18-May	7-Sep	28-Dec
9-Feb	24-Jun	12-Oct
16-Feb	1-Jul	11-Nov

28

Cayman Islands

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

Channel Islands

1-Jan	1-May	12-Oct	28-Dec
19-Jan	4-May	11-Nov	31-Dec
16-Feb	25-May	26-Nov
3-Apr	31-Aug	24-Dec
6-Apr	7-Sep	25-Dec

Chile

1-Jan	21-May	18-Sep	25-Dec
3-Apr	29-Jun	12-Oct	31-Dec
1-May	16-Jul	8-Dec

China B Share (Shanghai)

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

China B Share (Shenzhen)

1-Jan	6-Apr	1-Jul	25-Dec
19-Feb	7-Apr	28-Sep
20-Feb	1-May	1-Oct
3-Apr	25-May	21-Oct

Colombia

1-Jan	3-Apr	15-Jun	2-Nov
12-Jan	1-May	7-Aug	16-Nov
23-Mar	18-May	17-Aug	8-Dec
2-Apr	8-Jun	12-Oct	25-Dec

Costa Rica

1-Jan	3-Apr	15-Sep	25-Dec
2-Apr	1-May	12-Oct	31-Dec

29

Croatia

1-Jan	1-May	5-Aug	31-Dec
6-Jan	4-Jun	8-Oct
3-Apr	22-Jun	24-Dec
6-Apr	25-Jun	25-Dec

Cyprus

1-Jan	1-Apr	13-Apr	1-Oct
6-Jan	3-Apr	14-Apr	28-Oct
23-Feb	6-Apr	1-May	24-Dec
25-Mar	10-Apr	1-Jun	25-Dec

Czech Republic

1-Jan	8-May	28-Oct	25-Dec
6-Apr	6-Jul	17-Nov
1-May	28-Sep	24-Dec

Denmark

1-Jan	6-Apr	15-May	24-Dec
2-Apr	1-May	25-May	25-Dec
3-Apr	14-May	5-Jun	31-Dec

Ecuador

1-Jan	17-Feb	10-Aug	3-Nov
2-Jan	3-Apr	9-Oct	25-Dec
16-Feb	1-May	2-Nov

Egypt

1-Jan	13-Apr	23-Sep	24-Dec
7-Jan	1-Jul	24-Sep
25-Jan	19-Jul	6-Oct
12-Apr	23-Jul	13-Oct

Estonia

1-Jan	6-Apr	23-Jun	24-Dec
23-Feb	1-May	24-Jun	25-Dec

30

24-Feb	14-May	20-Aug	31-Dec
3-Apr	22-Jun	23-Dec

Euromarkets

1-Jan	25-Dec

Finland

1-Jan	3-Apr	14-May	25-Dec
6-Jan	6-Apr	19-Jun	31-Dec
2-Apr	1-May	24-Dec

France

1-Jan	1-May	25-May	25-Dec
3-Apr	8-May	14-Jul
6-Apr	14-May	11-Nov

Germany

1-Jan	1-May	4-Jun	31-Dec
3-Apr	14-May	24-Dec
6-Apr	25-May	25-Dec

Ghana

1-Jan	1-May	1-Jul	4-Dec
6-Mar	25-May	24-Sep	25-Dec

Greece

1-Jan	3-Apr	1-May	25-Dec
6-Jan	6-Apr	1-Jun
23-Feb	10-Apr	28-Oct
25-Mar	13-Apr	24-Dec

Guinea Bissau

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Hong Kong

31

1-Jan	6-Apr	1-Jul	25-Dec
19-Feb	7-Apr	28-Sep
20-Feb	1-May	1-Oct
3-Apr	25-May	21-Oct

Hungary

1-Jan	6-Apr	20-Aug	24-Dec
2-Jan	1-May	21-Aug	25-Dec
10-Jan	25-May	23-Oct	31-Dec
3-Apr	8-Aug	12-Dec

Iceland

1-Jan	23-Apr	17-Jun	31-Dec
2-Apr	1-May	3-Aug
3-Apr	14-May	24-Dec
6-Apr	25-May	25-Dec

India

26-Jan	3-Apr	17-Sep	25-Nov
17-Feb	14-Apr	25-Sep	24-Dec
19-Feb	1-May	2-Oct	25-Dec
6-Mar	4-May	22-Oct
1-Apr	1-Jul	11-Nov
2-Apr	18-Aug	12-Nov

Indonesia

1-Jan	14-May	20-Jul	14-Oct
19-Feb	2-Jun	21-Jul	24-Dec
3-Apr	16-Jul	17-Aug	25-Dec
1-May	17-Jul	24-Sep	31-Dec

Ireland

1-Jan	6-Apr	3-Aug	11-Nov
19-Jan	1-May	31-Aug	26-Nov
16-Feb	4-May	7-Sep	25-Dec
17-Mar	25-May	12-Oct	28-Dec
3-Apr	1-Jun	26-Oct

Israel

32

5-Mar	23-Apr	15-Sep	4-Oct
3-Apr	24-May	22-Sep	5-Oct
9-Apr	26-Jul	23-Sep
10-Apr	13-Sep	27-Sep
22-Apr	14-Sep	28-Sep

Italy

1-Jan	6-Apr	8-Dec	31-Dec
6-Jan	1-May	24-Dec
3-Apr	2-Jun	25-Dec

Ivory Coast

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Japan

1-Jan	29-Apr	20-Jul	12-Oct	31-Dec
2-Jan	4-May	21-Sep	3-Nov
12-Jan	5-May	22-Sep	23-Nov
11-Feb	6-May	23-Sep	23-Dec

Jordan

1-Jan	19-Jul	23-Sep
1-May	20-Jul	24-Sep
25-May	22-Sep	14-Oct

Kazakhstan

1-Jan	24-Mar	11-May	1-Dec
2-Jan	25-Mar	6-Jul	16-Dec
7-Jan	1-May	31-Aug	17-Dec
9-Mar	7-May	23-Sep

Kenya

1-Jan	6-Apr	1-Jun	25-Dec
3-Apr	1-May	20-Oct

Kuwait

33

1-Jan	26-Feb	23-Sep	24-Dec
4-Jan	19-Jul	24-Sep
25-Feb	22-Sep	14-Oct

Latvia

1-Jan	6-Apr	22-Jun	23-Dec
2-Jan	30-Apr	23-Jun	24-Dec
10-Jan	1-May	24-Jun	25-Dec
2-Apr	4-May	27-Jun	30-Dec
3-Apr	14-May	18-Nov	31-Dec

Lebanon

1-Jan	6-Apr	18-Jul	23-Dec
3-Jan	10-Apr	15-Aug	25-Dec
6-Jan	13-Apr	23-Sep	31-Dec
9-Feb	1-May	24-Sep
25-Mar	25-May	14-Oct
3-Apr	17-Jul	23-Oct

Lithuania

1-Jan	3-Apr	14-May	24-Dec
16-Feb	6-Apr	24-Jun	25-Dec
11-Mar	1-May	6-Jul	31-Dec

Luxembourg

1-Jan	6-Apr	24-Dec	31-Dec
3-Apr	1-May	25-Dec

Malaysia

1-Jan	20-Feb	31-Aug	10-Nov
2-Feb	1-May	16-Sep	24-Dec
3-Feb	4-May	24-Sep	25-Dec
19-Feb	17-Jul	14-Oct

Mali

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

34

Malta

1-Jan	31-Mar	29-Jun	24-Dec
2-Jan	3-Apr	8-Sep	25-Dec
10-Feb	6-Apr	21-Sep	31-Dec
19-Mar	1-May	8-Dec

Mauritius

1-Jan	17-Feb	1-May	11-Nov
2-Jan	19-Feb	18-Sep	25-Dec
3-Feb	12-Mar	2-Nov

Mexico

1-Jan	2-Apr	16-Sep
2-Feb	3-Apr	20-Nov
16-Mar	1-May	25-Dec

Morocco

1-Jan	30-Jul	21-Aug	6-Nov
5-Jan	14-Aug	23-Sep	18-Nov
1-May	20-Aug	13-Oct

Namibia

1-Jan	1-May	25-May	25-Dec
3-Apr	4-May	26-Aug
6-Apr	14-May	10-Dec

Netherlands

1-Jan	6-Apr	25-Dec
3-Apr	1-May	31-Dec

New Zealand

1-Jan	26-Jan	6-Apr	26-Oct
2-Jan	6-Feb	27-Apr	25-Dec
19-Jan	3-Apr	1-Jun	28-Dec

Niger

35

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Nigeria

1-Jan	6-Apr	24-Sep
2-Jan	1-May	1-Oct
3-Apr	29-May	25-Dec

Norway

1-Jan	3-Apr	14-May	25-Dec
1-Apr	6-Apr	25-May	31-Dec
2-Apr	1-May	24-Dec

Oman

1-Jan	19-Jul	24-Sep	18-Nov
4-Jan	23-Jul	13-Oct	19-Nov

Pakistan

1-Jan	30-Jun	22-Sep	23-Oct
5-Feb	1-Jul	23-Sep	9-Nov
23-Mar	20-Jul	24-Sep	24-Dec
1-May	14-Aug	22-Oct	25-Dec

Palestinian Autonomous Area

1-Jan	19-Jul	27-Sep
7-Jan	20-Jul	13-Oct
8-Mar	24-Sep	15-Nov

Peru

1-Jan	3-Apr	8-Oct
2-Jan	1-May	8-Dec
2-Apr	28-Jul	25-Dec

Philippines

1-Jan	3-Apr	21-Aug	25-Dec
2-Jan	9-Apr	31-Aug	30-Dec

36

19-Feb	1-May	30-Nov	31-Dec
2-Apr	12-Jun	24-Dec

Poland

1-Jan	6-Apr	11-Nov	31-Dec
6-Jan	1-May	24-Dec
3-Apr	4-Jun	25-Dec

Portugal

1-Jan	1-May	8-Dec	25-Dec
3-Apr	10-Jun	24-Dec	31-Dec

Qatar

1-Jan	1-Mar	20-Jul	27-Sep
10-Feb	19-Jul	24-Sep	17-Dec

Romania

1-Jan	13-Apr	1-Jun	1-Dec
2-Jan	1-May	30-Nov	25-Dec

Russia

1-Jan	7-Jan	9-Mar	12-Jun
2-Jan	8-Jan	1-May	4-Nov
5-Jan	9-Jan	4-May
6-Jan	23-Feb	11-May

Saudi Arabia

19-Jul	21-Jul	28-Sep	30-Sep
20-Jul	23-Sep	29-Sep	1-Oct

Senegal

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Serbia

1-Jan	16-Feb	13-Apr

37

2-Jan	17-Feb	1-May
7-Jan	10-Apr	11-Nov

Singapore

1-Jan	3-Apr	17-Jul	10-Nov
19-Feb	1-May	10-Aug	25-Dec
20-Feb	1-Jun	24-Sep

Slovak Republic

1-Jan	6-Apr	1-Sep	24-Dec
6-Jan	1-May	15-Sep	25-Dec
3-Apr	8-May	17-Nov

Slovenia

1-Jan	27-Apr	24-Dec
3-Apr	1-May	25-Dec
6-Apr	25-Jun	31-Dec

South Africa

1-Jan	27-Apr	10-Aug	25-Dec
3-Apr	1-May	24-Sep
6-Apr	16-Jun	16-Dec

South Korea

1-Jan	20-Feb	25-May	9-Oct
18-Feb	1-May	28-Sep	25-Dec
19-Feb	5-May	29-Sep	31-Dec

Spain

1-Jan	3-Apr	12-Oct
6-Jan	6-Apr	8-Dec
2-Apr	1-May	25-Dec

Sri Lanka

1-Jan	5-Mar	2-Jun	25-Nov
5-Jan	3-Apr	1-Jul	24-Dec
15-Jan	13-Apr	31-Jul	25-Dec

38

3-Feb	14-Apr	24-Sep
4-Feb	1-May	27-Oct
17-Feb	4-May	10-Nov

Swaziland

1-Jan	6-Apr	14-May	25-Dec
3-Apr	1-May	22-Jul

Sweden

1-Jan	3-Apr	13-May	24-Dec
5-Jan	6-Apr	14-May	25-Dec
6-Jan	30-Apr	19-Jun	31-Dec
2-Apr	1-May	30-Oct

Switzerland

1-Jan	6-Apr	25-May	31-Dec
2-Jan	1-May	24-Dec
3-Apr	14-May	25-Dec

Taiwan

1-Jan	18-Feb	27-Feb	19-Jun
2-Jan	19-Feb	3-Apr	28-Sep
16-Feb	20-Feb	6-Apr	9-Oct
17-Feb	23-Feb	1-May

Thailand

1-Jan	14-Apr	1-Jul	10-Dec
2-Jan	15-Apr	30-Jul	31-Dec
4-Mar	1-May	12-Aug
6-Apr	5-May	23-Oct
13-Apr	1-Jun	7-Dec

Togo

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Trinidad & Tobago

39

1-Jan	6-Apr	31-Aug	25-Dec
30-Mar	4-Jun	24-Sep	28-Dec
3-Apr	19-Jun	11-Nov

Tunisia

1-Jan	9-Apr	24-Sep	24-Dec
14-Jan	1-May	25-Sep
20-Mar	13-Aug	15-Oct

Turkey

1-Jan	19-May	23-Sep	28-Oct
23-Apr	16-Jul	24-Sep	29-Oct
1-May	17-Jul	25-Sep

U.S.A.

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

Uganda

1-Jan	6-Apr	9-Jun	25-Dec
26-Jan	1-May	23-Sep
3-Apr	3-Jun	9-Oct

Ukraine

1-Jan	7-Jan	1-May	1-Jun
2-Jan	9-Mar	4-May	29-Jun
5-Jan	13-Apr	11-May	24-Aug

United Arab Emirates - ADX and DFM markets

1-Jan	24-Sep	2-Dec
19-Jul	27-Sep	3-Dec
20-Jul	15-Oct	24-Dec

United Arab Emirates - NASDAQ Dubai

1-Jan	20-Jul	15-Oct	24-Dec
19-Jan	7-Sep	11-Nov	25-Dec

40

16-Feb	24-Sep	26-Nov
25-May	27-Sep	2-Dec
19-Jul	12-Oct	3-Dec

United Kingdom

1-Jan	6-Apr	31-Aug	26-Nov
19-Jan	1-May	7-Sep	25-Dec
16-Feb	4-May	12-Oct	28-Dec
3-Apr	25-May	11-Nov

Uruguay

1-Jan	2-Apr	19-Jun	25-Dec
6-Jan	3-Apr	25-Aug
16-Feb	1-May	12-Oct
17-Feb	18-May	2-Nov

Venezuela

1-Jan	2-Apr	24-Jun	25-Dec
6-Jan	3-Apr	24-Jul	31-Dec
16-Feb	1-May	18-Aug
17-Feb	14-May	8-Dec
19-Mar	4-Jun	24-Dec

Vietnam

1-Jan	19-Feb	24-Feb	1-May
2-Jan	20-Feb	28-Apr	2-Sep
18-Feb	23-Feb	30-Apr

Zambia

1-Jan	12-Mar	25-May	3-Aug
2-Jan	3-Apr	6-Jul	25-Dec
9-Mar	1-May	7-Jul

Zimbabwe

1-Jan	1-May	11-Aug
3-Apr	25-May	22-Dec
6-Apr	10-Aug	25-Dec

41

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2015*

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8
	12/21/2015	12/29/2015	8
	12/22/2015	12/30/2015	8
	12/23/2015	1/4/2016	12

Brazil	2/11/2015	2/19/2015	8
	2/12/2015	2/20/2015	8
	2/13/2015	2/23/2015	10

China A Share	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	9/28/2015	10/8/2015	10
	9/29/2015	10/9/2015	10
	9/30/2015	10/12/2015	12

China B Share (Shanghai)	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	9/28/2015	10/8/2015	10
	9/29/2015	10/9/2015	10
	9/30/2015	10/12/2015	12

China B Share (Shenzhen)	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8
	4/2/2015	4/10/2015	8

Japan	4/28/2015	5/7/2015	9
	4/30/2015	5/8/2015	8
	5/1/2015	5/11/2015	10
	9/18/2015	9/28/2015	10

Indonesia	7/13/2015	7/22/2015	9
	7/14/2015	7/23/2015	9
	7/15/2015	7/24/2015	9

Jordan	9/18/2015	9/28/2015	10
	9/21/2015	9/29/2015	8

Norway	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8

Saudi Arabia	9/22/2015	10/2/2015	10
	9/24/2015	10/5/2015	11
	9/25/2015	10/6/2015	11

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Country	Trade Date	Settlement Date	Number of Days to Settle
Spain	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8

Taiwan	2/12/2015	2/24/2015	12
	2/13/2015	2/25/2015	12

Thailand	4/8/2015	4/16/2015	8
	4/9/2015	4/17/2015	8
	4/10/2015	4/20/2015	10

Turkey	2/12/2015	2/25/2015	13
	2/13/2015	2/26/2015	13
	4/27/2015	5/5/2015	8

Vietnam	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	2/16/2015	2/26/2015	10

*	Holidays are subject to change without further notice.

On days when the Exchange closes earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process, presuming a creation or redemption settling no later than the third Business Day following the date on which such request for creation or redemption is deemed received (“T+3”).

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

43

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

44

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a RIC. The Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the Fund do not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

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The Fund has elected and intends to qualify each taxable year to be treated as a RIC. If the Fund satisfies the requirements referred to in the next sentence, it will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, the Fund annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement. The Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

Asset Diversification Requirements. The Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If the Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Internal Revenue Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income taxpayers)—and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98.2% of its net capital gains for the twelve months ended October 31 of such year. Generally, the Fund intends to make sufficient distributions to avoid liability for federal income and excise taxes but can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of the Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from the Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions that a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

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Distributions that the Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that the Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of a shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, the Fund’s distributions to such a shareholder of QDI will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amount of any distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares must be adjusted to reflect the disallowed loss. Any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include distributions the Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election that would enable it to pass through to its shareholders foreign tax credits or deductions with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If the Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A shareholder who or that is a nonresident alien individual or foreign entity (a “foreign shareholder”) may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends paid to it are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States (“effectively connected”).

The Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an

47

investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected generally will be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the sale of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or distribution and certain other conditions are met; those gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends, and (b) certain capital gain distributions and the proceeds of a sale (or redemption) of Shares paid after December 31, 2016. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE, if (i) it certifies that it has no substantial U.S. persons as owners or (ii) it does have any such owners and reports information relating to them to the withholding agent. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Taxation of Fund Investments. The Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that the Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it

48

receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individuals’ QDI described above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive a tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive one or more reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that also may cause the Fund to not receive one or more reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

Some futures contracts, foreign currency contracts traded in the interbank market, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index)—except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement—in which the Fund invests may be subject to Internal Revenue Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts that the Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss; however, certain foreign currency gains or losses arising from Section 1256 contracts will be treated as ordinary income or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain that the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. The Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion

49

of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

Offsetting positions that the Fund enters into or holds in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period for certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for the Fund.

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Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income tax or Excise Tax on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [                    ], serves as the Fund’s independent registered public accounting firm. [                    ] has been retained to audit the Fund’s annual financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not yet available. The audited financial statements for the Fund will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 1-800-983-0903 during normal business hours.

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APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant

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vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

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Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus	[ ], 2015

PowerShares Exchange-Traded Fund Trust II

☐	PowerShares RiverFront Price Matters® Global High Dividend Portfolio	The NASDAQ Stock Market LLC

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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☐	PowerShares RiverFront Price Matters® Global High Dividend Portfolio

Summary Information

Investment Objective

The PowerShares RiverFront Price Matters® Global High Dividend Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RiverFront Price Matters® Global High Dividend Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]	%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.[ ]	%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, RiverFront Investment Group (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of up to 200 common stocks, shares of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) that the Index Provider has identified as having high dividend income and dividend reliability, as well as superior risk-return profiles.

To be eligible for inclusion in the Underlying Index, a security must (1) be domiciled in one of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Ireland, Israel, Japan, Luxembourg, the

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Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom or the United States, (2) be listed on a nationally recognized exchange, (3) have a market capitalization of over $250 million, and (4) must have a minimum three-month average daily dollar trading volume of $3 million. From the universe of eligible securities, the Index Provider establishes the allocation of the Underlying Index between the U.S. and international markets pursuant to its proprietary quantitative methodology known as Price Matters®, which creates estimates of potential returns and downside risks consistent with historical market behavior. The Index Provider incorporates those Price Matters® estimates into a proprietary process to create target weights among geographic regions that are designed to have a high probability of generating a positive potential total return over a seven to ten-year investment horizon.

After determining the global allocation of the Underlying Index, the Index Provider scores individual securities within each geographic region according to several core attributes, including, but not limited to, dividend yield, value, quality and momentum using multiple proprietary factors within each core attribute. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score and dividend yield, with the highest scoring securities considered for inclusion in the Underlying Index. The Index Provider includes securities according to its pre-determined allocations among geographic regions, while simultaneously using its proprietary Price Matters® optimization process to maximize the percentage of high-scoring securities included in the Underlying Index.

The Underlying Index will deploy a dynamic currency hedge based on the Index Provider’s proprietary hedging methodology. Different hedging strategies can be applied to different currency exposures within the Underlying Index. The Index Provider’s hedging methodology is constructed from a combination of quantitative measures, such as interest-rate differentials, central bank balance sheet expansion/contraction, and price momentum, and qualitative measures, such as formal and informal guidance from central bankers.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weighting in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

Foreign Investments Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

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Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Risks of Investing in MLP Units. An MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLPs units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Currency Hedging Risk. While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that the Fund’s hedging strategy will effectively reduce the currency risk included in the Fund’s portfolio. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset. Some foreign currency forward contracts are less liquid, which could result in the Fund being unable to structure its hedging transactions as intended. Increased volatility in exchange rates will generally reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy. The Fund’s exposure to the value of the currencies may not be fully hedged at all times. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented.

Counterparty Risk. Many currency forward contracts are derivative transactions between two parties, which typically are described as “over the counter.” To the extent the Fund enters into over-the-counter derivative transactions to pursue its currency hedging strategy, the Fund will be subject to counterparty risk with respect to these transactions, which is the risk that the other party in the transaction

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will not fulfill its contractual obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets, or may have no recovery at all.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Geographic Concentration Risk. The Fund may invest a significant portion of its total assets in securities of issuers from a specific country or geographic region. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

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Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invescopowershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since Inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with authorized participants (“APs”) and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on The NASDAQ Stock Market LLC (“NASDAQ”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain. A sale of Shares may result in capital gain or loss.

Additional Information About the Fund’s Strategies and Risks

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stock that comprise the Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund uses an “indexing” investment approach to attempt to correspond, before fees and expenses, to the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns. Because the Fund uses an “indexing” approach to try to achieve its investment objective, the Fund will not take temporary defensive positions during periods of adverse market, economic or other conditions.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.

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There also may be instances in which the Adviser may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities included in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional information about the construction of the Underlying Index is set forth below.

RiverFront Price Matters® Global High Dividend Index

The Underlying Index is composed of up to 200 common stocks, shares of REITs and MLPs that the Index Provider has identified as having high dividend growth and superior risk-return profiles. To be eligible for inclusion in the Underlying Index, a security must (1) be domiciled in one of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Ireland, Israel, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom or the United States, (2) be listed on a nationally recognized exchange, (3) have a market capitalization of over $250 million, and (4) must have a minimum three-month average daily dollar trading volume of $3 million. From the universe of eligible securities, the Index Provider establishes the allocation of the Underlying Index between U.S. and international markets pursuant to its proprietary quantitative methodology known as Price Matters®. Price Matters® models historical returns to create estimates of potential returns and downside risks consistent with historical market behavior. These Price Matters® capital market assumptions are incorporated into a patent-pending Mean Reversion Optimization (MRO) process to produce the index weighting within each of the major capitalization asset classes. The objective of this optimization is to construct a combination of asset classes that are expected to have a high probability of generating a positive potential total return over a seven to ten-year investment horizon.

After setting the asset global allocation of the Underlying Index, the Index Provider uses multiple proprietary factors to score individual securities within each geographic region on several core attributes, including, but not limited to, dividend yield, value, quality and momentum. Each proprietary factor is weighted according to its historical efficacy. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score and dividend yield, with the highest scoring securities considered for inclusion in the Underlying Index. From this group of securities, the Index Provider utilizes its proprietary Price Matters® optimization process that maximize the percentage of high-scoring securities while adhering to the global allocations it previously set, as well as traditional (diversification, sector) and non-traditional (factor) risk constraints. Security weightings are determined by their relative scores and are generally at least 0.1% and no greater than 5% over their representative weights in the eligible universe at the time of rebalance. The cumulative weight of all securities over 4.5% cannot exceed 50% of the index. The Underlying Index can allocate no more than 20% to MLPs at rebalance.

The Underlying Index will deploy a dynamic currency hedge that can vary from 0% to 100% hedged based on the Index Provider’s proprietary hedging methodology. Different hedging strategies can be applied to different currency exposures within the Underlying Index. The Index Provider’s hedging methodology is constructed from a combination of quantitative measures, such as interest-rate differentials, central bank balance sheet expansion/contraction, and price momentum, and qualitative measures, such as formal and informal guidance from central bankers.

Principal Risks of Investing in the Fund

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

High Dividend Paying Securities Risk

Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

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Foreign Investment Risk

Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign market securities, and foreign market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to issuers in the United States.

Foreign market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of trades effected in those markets and could result in losses due to subsequent declines in the value of the securities subject to the trades.

Equity Risk

Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.

In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, particular industries or economic sectors will become negative. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.

Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

REIT Risk

Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an investor will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT.

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Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Risks of Investing in MLP Units

An MLP is an entity that is classified as a partnership under the Internal Revenue Code and whose partnership interests or “units” trade on securities exchanges like shares of corporate stock. Equity securities issued by MLPs currently consist of common units, subordinated units and preferred units. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. Investments in MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. MLPs employ a variety of means to increase cash flow, including increasing utilization of existing facilities, expanding operations through new construction or development activities, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to risks arising from their specific business strategies. MLPs that attempt to grow through acquisitions may not be able to integrate acquired operations effectively with their existing operations. In addition, acquisition or expansion projects may not perform as anticipated. Changes in the regulatory environment could adversely affect the profitability of MLPs. MLPs are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Such regulation can change over time in both scope and intensity.

The operations of MLPs are subject to many hazards inherent in the exploration for, and development, production, gathering, transportation, processing, storage, refining, distribution, mining or marketing of, coal, natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons, including: damage to production equipment, pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction or other equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage, and may result in the curtailment or suspension of their related operations. Not all MLPs obtain insurance fully against all risks inherent to their businesses. A significant accident or event could adversely affect the MLP’s operations and financial condition if the MLP has not obtained full insurance against the event or occurrence. Changes in federal or state tax laws or regulations could also adversely affect the tax treatment or financial performance of MLPs.

Currency Risk

Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar even if the value of the Fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Much of the income that the Fund receives will be in foreign currencies. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the

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income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer.

Currency Hedging Risk

While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Moreover, hedges are sometimes subject to imperfect matching between the derivative and its reference asset, and there can be no assurance that the Fund’s hedging strategy will be effective. Some foreign currency forward contracts are less liquid, which could result in the Fund being unable to structure its hedging transactions as intended. The Fund may be unable to obtain sufficient liquidity in an underlying currency. In addition, foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities; instead, they allow the Fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the Fund invests.

The Fund’s exposure to the value of the currencies may not be fully hedged at all times. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, the Fund’s hedging transactions may not successfully reduce the currency risk included in the Fund’s portfolio. The effectiveness of the Fund’s currency hedging strategy will in general be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility will generally reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.

Counterparty Risk

Many currency forward contracts are derivative transactions between two parties, which typically are described as “over the counter.” To the extent the Fund enters into over-the-counter derivative transactions to pursue its currency hedging strategy, the Fund will be subject to counterparty risk with respect to these transactions, which is the risk that the other party in the transaction will not fulfill its contractual obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all.

Industry Concentration Risk

In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Geographic Concentration Risk

The Fund may invest a significant portion of its total assets in securities of issuers from a specific country or geographic region. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Market Risk

Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

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Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund (such as from the Fund’s failure to meet the requirements for continued listing on the Exchange). Shares may trade in the secondary market at times when the Fund does not accept orders to purchase Shares. Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Any of these factors may lead to Shares trading at a premium or discount to the Fund’s NAV.

Valuation Risk

Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

Liquidity Risk

Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund has just commenced operations and therefore has a relatively small amount of assets; therefore, those transaction costs could have a proportionally greater impact on the Fund. Additionally, if the Fund used a sampling approach may, it may result in returns that are not as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the components of the Underlying Index in the proportions represented in the Underlying Index.

The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity restraints. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund attempts to remain fully invested in those securities included in the Underlying Index. However, the Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).

The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track the Underlying Index. For example, in regulated industries and corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.

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Index Risk

Unlike many investment companies that are “actively managed,” the Fund is a “passive” investor and therefore does not utilize investing strategies that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily invest in, or exit a position in, a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell shares of that security at an inopportune time. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.

Non-Diversified Fund Risk

Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole. Poor performance in such securities may be caused by management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers of securities within the Underlying Index may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Principal Investment Strategies

The Fund, after investing at least 90% of its total assets in securities that comprise the Underlying Index, may invest its remaining assets in securities not included in the Underlying Index and in money market instruments or funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company of 1940, as amended (the “1940 Act”), or exemptions therefrom). The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to reflect fully any additions to, or deletions from, the composition of the Underlying Index in the portfolio of the Fund.

The Fund’s investment objective constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust II (the “Trust”) may change without shareholder approval upon 60 days’ written notice to shareholders. The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

The Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

Additional Risks of Investing in the Fund

The following section provides additional risk information regarding investing in the Fund.

Trading Issues

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ’s

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“circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Asia Pacific Economic Risk

The economies of the countries in the Asia Pacific region are largely intertwined; if an economic recession is experienced by any of these countries, it likely will adversely impact the economic performance of other countries in the region. Increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility may adversely affect certain economies in the region.

Australasian Economic Risk

The economies of Australasia, which include Australia and New Zealand, are dependent on the economies of Asia, Europe and the United States as key trading partners and investors. A reduction in spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australasian economies.

Index Provider Risk

The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Underlying Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Underlying Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that the Underlying Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by the Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, a security may be removed from the Underlying Index in the event that it does not comply with the eligibility requirements of the Underlying Index. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly.

Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund’s costs and market exposure.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending. Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian.

Commodity Pool Risk

In 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to Rule 4.5 under the Commodity Exchange Act that significantly limit the ability of certain regulated entities, including registered investment companies such as the Fund, to rely on an exclusion from registration with the CFTC as a commodity pool operator (“CPO”). Under the amended Rule 4.5, the investment adviser of a fund may claim exclusion from registration as a CPO only if the fund uses futures contracts or other “commodity

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interests” solely for “bona fide hedging purposes” or restricts its use of futures contracts for non-bona fide hedging purposes to certain proscribed limits.

The Fund’s use of currency forward contracts will cause it to be considered a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a CPO and a CTA, and it will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or a CTA subjects the Adviser to additional compliance obligations, all of which may increase costs and may affect the operations and financial performance of the Fund.

The status of a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program. However, the CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s and Fund’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements, the Fund’s compliance with analogous SEC requirements will fulfill its CFTC compliance obligations. As a result, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.

Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of the Fund’s Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on the portfolio of the Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for the Fund or its shareholders.

The Fund may recognize gains as a result of rebalancing its securities holdings to reflect changes in the Fund’s Underlying Index. The Fund also may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescopowershares.com.

Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust, a family of ETFs with combined assets under management of more than $[        ] billion as of [            ], 2015.

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As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively, with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. In managing the Fund, Mr. Hubbard receives management assistance from Michael Jeanette, Jonathan Nixon and Tony Seisser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

Peter Hubbard, Vice President and Director of Portfolio Management of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007 and has been associated with the Adviser since 2005.

Michael Jeanette, Vice President and Senior Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Jeanette has been associated with the Adviser since 2008.

Jonathan Nixon, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been a portfolio manager at the Adviser since August 2013 and has been associated with the Adviser since 2011. From 2008 to 2010, he was a Tax Manager for General Electric.

Tony Seisser, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc. From 2008 to 2010, he was a compliance investigator at the Chicago Board of Options Exchange and Chicago Futures Exchange.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.15% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through August 31, 2017.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement with respect to the Fund will be available in the Trust’s Annual Report to shareholders for the fiscal year ending October 31, 2015.

How to Buy and Sell Shares

The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on NASDAQ, under the symbol “[    ]”. Shares can be bought and sold throughout the trading day like other

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publicly traded shares. There is no minimum investment required. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd-lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on NASDAQ may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of the approximate value.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading, and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Other Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,

•	You sell your Shares, and

•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. The Fund also may pay a special distribution at the end of a calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or Shares (if reinvestment is available from the broker through which you purchased your Shares). Dividends paid to you out of the Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although (1) the Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy certain restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, the Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Those gains of individual shareholders generally are subject to federal income tax at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of the Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, the Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or otherwise are subject to backup withholding.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses realized on a sale of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Unit and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. An AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference

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between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after receipt of a request in proper form, and the value of those securities. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales,” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at the price thereof.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in Shares under all applicable tax laws.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security primarily is traded. The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open. If a security’s market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

[            ], serves as the Fund’s independent registered public accounting firm. [            ] is responsible for auditing the annual financial statements of the Fund and performs other related audit services.

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Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

Index Provider

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Frank Russell Company is the index provider for the Underlying Index. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Underlying Index is a trademark of the Index Provider and has been licensed for use for certain purposes by the Adviser. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance or a segment of the same. The Index Provider’s publication of the Underlying Index in no way suggests or implies an opinion by the Underlying Index as to the advisability of investment in any or all of the securities upon which Underlying Index is based. The Underlying Index is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider is not responsible for and has not reviewed the Fund nor any associated literature or publications and the Index Provider makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. The Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Underlying Index. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Premium/Discount Information

Information on the daily NAV per Share, once available, will be found at www.InvescoPowerShares.com. Additionally, information regarding how often the Shares traded on NASDAQ at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, the Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If the Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

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Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Fund and Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to Shareholders, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
Central Time
8:00 a.m. to 5:00 p.m.

Write:	PowerShares Exchange-Traded Fund Trust II
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173

Visit:	www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

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Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21977.

PowerShares Exchange-Traded Fund Trust II		P-[ ]-PRO-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515 www.InvescoPowerShares.com 800.983.0903	@PowerShares

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Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated [            ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [            ], 2015 (the “Prospectus”), for the PowerShares Exchange-Traded Fund Trust II (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares RiverFront Price Matters® Global High Dividend Portfolio	The NASDAQ Stock Market LLC	[ ]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [    ] funds. This SAI relates to one series of the Trust, PowerShares RiverFront Price Matters® Global High Dividend Portfolio (the “Fund”). The Fund is “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to in this SAI as “Shares.”

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of RiverFront Price Matters® Global High Dividend Index (the “Underlying Index”). Invesco PowerShares Capital Management LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Invesco Ltd., manages the Fund.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash.

The Fund is expected to be approved for listing, subject to notice of issuance, on The NASDAQ Stock Market LLC (“NASDAQ” or the “Exchange”). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

The Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of permitting or requiring Creation Units to be exchanged for cash, the Fund may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of the Fund’s Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

In order to provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

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INVESTMENT RESTRICTIONS

The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as otherwise noted below, the Fund, as a fundamental policy, may not:

(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such repurchase agreements or loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such repurchase agreements and loans would exceed 33 1⁄3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1⁄3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy, or (ii) more than 50% of the Shares, whichever is less.

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In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that the Board can change without approval by shareholders upon 60 days’ written notice to shareholders.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The Fund’s investment objective is to seek investment results that generally correspond, before fees and expenses, to the performance of the Underlying Index. The Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index, although the Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track the Underlying Index.

Investment Risks

A discussion of the principal risks associated with an investment in the Fund is contained in the Fund’s Prospectus in the “Summary Information—Principal Risks of Investing in the Fund,” “Additional Information About the Fund’s Strategies and Risks—Principal Risks of Investing in the Fund” and “—Additional Risks of Investing in the Fund” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the financial condition of an issuer of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of the issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio holdings and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of the companies issuing the securities change. These investor perceptions are based on various

3

and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The Fund is not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the Fund’s portfolio unless the index provider removes the securities from the Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of the Fund and the Underlying Index. The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at the Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

An investment in the Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index, because the total return that the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within the Underlying Index, or the limited assets of the Fund) may cause the Fund not to be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. It also is possible that, for short periods of time, the Fund’s performance may not correlate well to the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of the Fund may not replicate exactly the composition of the Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Equity Securities and Common Stocks. Holders of common stocks incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, equity securities have neither a fixed principal amount nor a maturity.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality, as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. Short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Short-term obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit

4

of the instrumentality. In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the U.S. Treasury’s preferred stock purchase agreements. They have repaid approximately $146.6 billion in dividends. Both Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

In the United States, on August 5, 2011, Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The downgrade by S&P increased volatility in financial markets, and could result in higher interest rates and higher U.S. Treasury yields and increase the costs of capital and financing. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Other Investment Companies. The Fund may invest in the securities of other investment companies (excluding closed-end funds) beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 (the “2012 Order”). Absent such exemptive relief, the Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. However, as a non-fundamental restriction, the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Under the pertinent terms of the 2012 Order, the Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by the Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Fund may not rely on 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any

5

matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, the Trust previously obtained exemptive relief in 2007 that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the

12(d)(1)(A) limitations. If the Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if the Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Derivatives Risk. The Fund may invest in derivatives in the form of foreign currency forward contracts. These derivative instruments derive their performance from an underlying currency exchange rate. Derivatives are subject to a number of risks including interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying rate. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a fund that invests in derivatives may change quickly and without warning.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

CFTC Regulation. The Fund’s investments in “commodity interests,” such as currency forward contracts, means that the Fund may not claim an exemption from being a commodity pool and therefore is subject to regulation under the Commodity Exchange Act (“CEA”) and The Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as rules that apply to registered investment companies. Registration as a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program. Registration as a CPO or CTA imposes additional compliance obligations on the Adviser, which could increase costs and may affect the operations and financial performance of the Fund.

Moreover, the Fund will be subject to dual regulation by the CFTC and the SEC. In 2012, the CFTC issued “harmonization” rules that permit CPOs and CTAs of registered investment companies, such as the Fund, to rely on substituted compliance, whereby compliance with certain SEC rules is deemed compliant with certain CFTC rules with respect to disclosure and reporting requirements. Therefore, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the ability of the Fund to achieve its investment objective. If the Fund were to experience difficulty in implementing its investment strategies or achieving its investment objective, the Board may determine to reorganize or close the Fund or to materially change the Fund’s investment objective and strategies.

Illiquid Securities. The Fund may hold up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Borrowing. The Fund may borrow money from a bank or another person up to the limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the

6

extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Cybersecurity Risk. The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR on behalf of the Fund will be available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Trust’s Forms N-Q and Forms N-CSR will be available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are disseminated publicly each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund’s portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has eight Trustees. Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (“Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios)

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advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge — 1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	[ ]	None

Todd J. Barre — 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	[ ]	None

Marc M. Kole — 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (2015-Present). Formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	[ ]	None

Yung Bong Lim — 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	[ ]	None

Philip M. Nussbaum — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	[ ]	None

Gary R. Wicker — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant	[ ]	None

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Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Controller (1997-1999), divisions of The Thomson Corporation (information services provider).

Donald H. Wilson — 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	[ ]	None

*	This is the date the Independent Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome — 1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., IVZ, Inc. and Invesco Asset Management (Bermuda) Ltd; Manager, Horizon Flight Works LLC; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001);	[ ]	None

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Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.

*	This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Andrew Schlossberg — 1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2009	President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – U.S. Strategy and Marketing (2010-Present) and Principal Executive Officer (2015-Present), Invesco PowerShares Capital Management LLC; Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007) and Director, Invesco Distributors, Inc. (2012-2015).

Peter Hubbard — 1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren — 1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009–Present); Senior Vice President, Invesco Management Group, Inc. (2007–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002–Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Invesco Financial Services Ltd. and Trimark Investments Ltd. (2014-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris — 1964 Invesco Management Group, Inc. 11 Greenway Plaza,	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President,

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Suite 1000 Houston, TX 77046			PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Rudolf E. Reitmann — 1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (2013-Present).

Daniel E. Draper — 1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Senior Vice President, Invesco Distributors, Inc. (2014-Present); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director, Invesco PowerShares Capital Management LLC (2013-Present); formerly, Managing Director, Credit Suisse Asset Management (2010–2013) and Lyxor Asset Management/Societe Generale (2007–2010).

Steven M. Hill — 1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC ( 2011-Present); Principal Financial and Accounting Officer – Investment Pools, Invesco PowerShares Capital Management LLC (2015 – Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe — 1969 Invesco PowerShares Capital Management LLC 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2015-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010–2013); U.S. Compliance Director, Invesco, Ltd. (2006-2014) and Deputy Chief Compliance Officer of Invesco Advisers, Inc. (2014-2015).

Anna Paglia — 1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. As of December 31, 2014, each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees.

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The amounts/totals/information for Messrs. Bagge, Lim and Nussbaum include shares of certain funds in which each of Mr. Bagge, Mr. Lim and Mr. Nussbaum is deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended October 31, 2014, the Board held six meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended October 31, 2014, the Audit Committee held four meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review the investment performance of the funds, including its tracking error and correlation to the Underlying Index, (ii) to review any proposed changes to a fund’s investment policies, comparative benchmark indices or Underlying Index, and (iii) to review the Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended October 31, 2014, the Investment Oversight Committee held two meetings.

Messrs. Bagge (Chair), Barre, Kole, Lim, Nussbaum, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended October 31, 2014, the Nominating and Governance Committee held four meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chairman of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the Interested Trustee and officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance

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with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He is currently the Senior Director of Finance of By The Hand Club for Kids. He was the Chief Financial Officer of Hope Network from 2008 to 2012. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner, Arthur Andersen LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the

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Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Previously, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $225,000 (the “Retainer”). The Retainer is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $70,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chairs of the Nominating and Governance Committee and the Investment Oversight Committee each receive an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust’s DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2014.

Name of Trustee	Aggregate Compensation From Trust (1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (2)
Ronn R. Bagge	$123,815	N/A	$240,000
Todd J. Barre	$116,076	N/A	$225,000
Marc M. Kole	$128,973	N/A	$250,000
Yung Bong Lim	$120,583	N/A	$233,750
Philip M. Nussbaum	$116,076	N/A	$225,000
Gary R. Wicker	$116,076	N/A	$225,000
Donald H. Wilson	$152,188	N/A	$295,000
Kevin M. Carome	N/A	N/A	N/A

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(1)	Because the Fund had not commenced operations as of October 31, 2014, the Fund did not pay any portion of the amounts shown in this table.
(2)	The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family (except as noted in the prior footnote) for the fiscal year ended October 31, 2014 before deferral by the Trustees under the DC Plan. For the fiscal year ended October 31, 2014, Mr. Bagge deferred 10% of his compensation, and each of Mr. Lim and Mr. Nussbaum deferred 100% of his compensation, with such amounts reflected in the above table.

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares.

Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Fund.

The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since inception

As of [                    ], Mr. Hubbard managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

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As of [                    ], Mr. Jeanette managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Nixon managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Seisser managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

Although the other funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of these different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement between the Adviser and the Trust, the Fund has agreed to pay an annual unitary management fee equal to [    ]% of its average daily net assets (the “Advisory Fee”) for the Adviser’s services. Out of the unitary management fee, the Adviser pays for substantially all the expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through [                    ].

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Payments to Financial Intermediaries. The Adviser may pay certain broker-dealers, banks and other financial intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. As of the date of this SAI, the Adviser had arrangements to make payments, other than for the educational programs and marketing activities described above, only to Charles Schwab & Co., Inc. (“Schwab”). Pursuant to the arrangement with Schwab, Schwab has agreed to promote select exchange-traded funds advised by the Adviser to Schwab’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of those funds. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts are paid by the Adviser from its own resources and not from the assets of the Fund.

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Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), assisting in preparing reports to shareholders or investors; assist in the preparation and filing of tax returns; supply financial information and supporting data for reports to and filings with the SEC; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Fund pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket expenses, and it also receives transaction fees and asset-based fees. Such reimbursements and fees are accrued daily and paid monthly by the Adviser out of the assets that it receives from the Fund pursuant to its unitary management fee; under that fee agreement, the Adviser is responsible for custodian and transfer agent fees.

Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index Provider. No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Set forth below is the Underlying Index upon which the Fund is based.

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Fund	Underlying Index
PowerShares RiverFront Price Matters® Global High Dividend Portfolio	RiverFront Price Matters® Global High Dividend Index

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently offers shares of [    ] funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws, but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees, without shareholder approval, may amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any fund into another trust or entity, reorganize the Trust or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or any fund.

The Trust is not required, and does not intend, to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

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Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Trust’s Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

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The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities the Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically will review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund also will be available at no charge upon request by calling 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of Creation Unit Aggregations of the Fund consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and the Cash Component computed as described below, plus a fixed and a variable transaction fee, as discussed below; however, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component also is sometimes called the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

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The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the Fund’s Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee (as discussed below) to protect ongoing shareholders. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of the Fund may be placed through the Clearing Process (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process (see “—Placement of Creation Orders Outside Clearing Process”).

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Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.

A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m., Eastern time. The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for the Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the applicable exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

In accordance with the Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 11:00 a.m., Eastern time, on the contractual settlement date.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “—Creation and Redemption Transaction Fees” below.) Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above;

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(iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the Adviser, or on the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a fixed administrative fee of $2,100, payable to BNYM, irrespective of the size of the order. In addition to the fixed administrative fee, BNYM may impose an additional administrative fee of up to four times the standard fixed administrative fee. The additional administrative fee, also payable to BNYM, may be incurred for administration and settlement of (i) in-kind creations/redemptions effected outside the normal Clearing Process, and (ii) cash creations/redemptions. Finally, to the extent that the Fund permits or requires APs to substitute cash in lieu of Deposit Securities, the Adviser may set additional variable fees separate from the fees already described that also are payable to the Fund up to 2%. Moreover, the Fund may charge, either in lieu of or in addition to the transaction fees, in the sole discretion of the Adviser, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2%. These cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are permitted or required for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as discussed above (see “—Creation and Redemption Transaction Fees” above). In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

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Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC and the Cash Redemption Amount, if any owed to the Fund, to the Custodian no later than 11:00 a.m., Eastern time on the contractual settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received (“T+3”).

In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the Transmittal Date. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a

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DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Transfer Agent, (i.e., the Business Day on which Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a Cash Redemption Amount payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemptions Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Regular Holidays. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (a Business Day is any day the NYSE is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, may require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2015 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina

1-Jan	2-Apr	17-Aug	8-Dec
16-Feb	3-Apr	12-Oct	25-Dec
17-Feb	1-May	6-Nov
23-Mar	25-May	23-Nov
24-Mar	9-Jul	7-Dec

Australia

26

1-Jan	3-Apr	5-Oct	28-Dec
26-Jan	6-Apr	3-Nov	31-Dec
9-Mar	8-Jun	24-Dec
2-Apr	3-Aug	25-Dec

Austria

1-Jan	1-May	26-Oct	31-Dec
6-Jan	14-May	8-Dec
3-Apr	25-May	24-Dec
6-Apr	4-Jun	25-Dec

Bahrain

1-Jan	23-Sep	22-Oct	23-Dec
4-Jan	24-Sep	16-Dec
19-Jul	14-Oct	17-Dec

Bangladesh

4-Jan	3-May	19-Jul	31-Dec
17-Mar	3-Jun	24-Sep
26-Mar	1-Jul	16-Dec
14-Apr	15-Jul	24-Dec

Belgium

1-Jan	6-Apr	25-Dec
3-Apr	1-May

Benin

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	2-Dec

Bermuda

1-Jan	15-Jun	7-Sep	28-Dec
3-Apr	30-Jul	11-Nov
25-May	31-Jul	25-Dec

Botswana

27

1-Jan	6-Apr	1-Jul	30-Sep
2-Jan	1-May	20-Jul	1-Oct
3-Apr	14-May	21-Jul	25-Dec

Brazil

1-Jan	3-Apr	9-Jul	20-Nov
16-Feb	21-Apr	7-Sep	24-Dec
17-Feb	1-May	12-Oct	25-Dec
18-Feb	4-Jun	2-Nov	31-Dec

Bulgaria

1-Jan	21-Mar	12-Sep	25-Dec
2-Jan	10-Apr	21-Sep	31-Dec
24-Jan	13-Apr	22-Sep
2-Mar	1-May	12-Dec
3-Mar	6-May	24-Dec

Burkina Faso

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Canada

1-Jan	3-Apr	3-Aug	25-Dec
2-Jan	18-May	7-Sep	28-Dec
9-Feb	24-Jun	12-Oct
16-Feb	1-Jul	11-Nov

Cayman Islands

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

Channel Islands

1-Jan	1-May	12-Oct	28-Dec
19-Jan	4-May	11-Nov	31-Dec
16-Feb	25-May	26-Nov
3-Apr	31-Aug	24-Dec
6-Apr	7-Sep	25-Dec

28

Chile

1-Jan	21-May	18-Sep	25-Dec
3-Apr	29-Jun	12-Oct	31-Dec
1-May	16-Jul	8-Dec

China B Share (Shanghai)

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

China B Share (Shenzhen)

1-Jan	6-Apr	1-Jul	25-Dec
19-Feb	7-Apr	28-Sep
20-Feb	1-May	1-Oct
3-Apr	25-May	21-Oct

Colombia

1-Jan	3-Apr	15-Jun	2-Nov
12-Jan	1-May	7-Aug	16-Nov
23-Mar	18-May	17-Aug	8-Dec
2-Apr	8-Jun	12-Oct	25-Dec

Costa Rica

1-Jan	3-Apr	15-Sep	25-Dec
2-Apr	1-May	12-Oct	31-Dec

Croatia

1-Jan	1-May	5-Aug	31-Dec
6-Jan	4-Jun	8-Oct
3-Apr	22-Jun	24-Dec
6-Apr	25-Jun	25-Dec

Cyprus

1-Jan	1-Apr	13-Apr	1-Oct
6-Jan	3-Apr	14-Apr	28-Oct
23-Feb	6-Apr	1-May	24-Dec

29

25-Mar	10-Apr	1-Jun	25-Dec

Czech Republic

1-Jan	8-May	28-Oct	25-Dec
6-Apr	6-Jul	17-Nov
1-May	28-Sep	24-Dec

Denmark

1-Jan	6-Apr	15-May	24-Dec
2-Apr	1-May	25-May	25-Dec
3-Apr	14-May	5-Jun	31-Dec

Ecuador

1-Jan	17-Feb	10-Aug	3-Nov
2-Jan	3-Apr	9-Oct	25-Dec
16-Feb	1-May	2-Nov

Egypt

1-Jan	13-Apr	23-Sep	24-Dec
7-Jan	1-Jul	24-Sep
25-Jan	19-Jul	6-Oct
12-Apr	23-Jul	13-Oct

Estonia

1-Jan	6-Apr	23-Jun	24-Dec
23-Feb	1-May	24-Jun	25-Dec
24-Feb	14-May	20-Aug	31-Dec
3-Apr	22-Jun	23-Dec

Euromarkets

1-Jan	25-Dec

Finland

1-Jan	3-Apr	14-May	25-Dec
6-Jan	6-Apr	19-Jun	31-Dec
2-Apr	1-May	24-Dec

30

France

1-Jan	1-May	25-May	25-Dec
3-Apr	8-May	14-Jul
6-Apr	14-May	11-Nov

Germany

1-Jan	1-May	4-Jun	31-Dec
3-Apr	14-May	24-Dec
6-Apr	25-May	25-Dec

Ghana

1-Jan	1-May	1-Jul	4-Dec
6-Mar	25-May	24-Sep	25-Dec

Greece

1-Jan	3-Apr	1-May	25-Dec
6-Jan	6-Apr	1-Jun
23-Feb	10-Apr	28-Oct
25-Mar	13-Apr	24-Dec

Guinea Bissau

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Hong Kong

1-Jan	6-Apr	1-Jul	25-Dec
19-Feb	7-Apr	28-Sep
20-Feb	1-May	1-Oct
3-Apr	25-May	21-Oct

Hungary

1-Jan	6-Apr	20-Aug	24-Dec
2-Jan	1-May	21-Aug	25-Dec
10-Jan	25-May	23-Oct	31-Dec
3-Apr	8-Aug	12-Dec

Iceland

31

1-Jan	23-Apr	17-Jun	31-Dec
2-Apr	1-May	3-Aug
3-Apr	14-May	24-Dec
6-Apr	25-May	25-Dec

India

26-Jan	3-Apr	17-Sep	25-Nov
17-Feb	14-Apr	25-Sep	24-Dec
19-Feb	1-May	2-Oct	25-Dec
6-Mar	4-May	22-Oct
1-Apr	1-Jul	11-Nov
2-Apr	18-Aug	12-Nov

Indonesia

1-Jan	14-May	20-Jul	14-Oct
19-Feb	2-Jun	21-Jul	24-Dec
3-Apr	16-Jul	17-Aug	25-Dec
1-May	17-Jul	24-Sep	31-Dec

Ireland

1-Jan	6-Apr	3-Aug	11-Nov
19-Jan	1-May	31-Aug	26-Nov
16-Feb	4-May	7-Sep	25-Dec
17-Mar	25-May	12-Oct	28-Dec
3-Apr	1-Jun	26-Oct

Israel

5-Mar	23-Apr	15-Sep	4-Oct
3-Apr	24-May	22-Sep	5-Oct
9-Apr	26-Jul	23-Sep
10-Apr	13-Sep	27-Sep
22-Apr	14-Sep	28-Sep

Italy

1-Jan	6-Apr	8-Dec	31-Dec
6-Jan	1-May	24-Dec
3-Apr	2-Jun	25-Dec

32

Ivory Coast

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Japan

1-Jan	29-Apr	20-Jul	12-Oct	31-Dec
2-Jan	4-May	21-Sep	3-Nov
12-Jan	5-May	22-Sep	23-Nov
11-Feb	6-May	23-Sep	23-Dec

Jordan

1-Jan	19-Jul	23-Sep
1-May	20-Jul	24-Sep
25-May	22-Sep	14-Oct

Kazakhstan

1-Jan	24-Mar	11-May	1-Dec
2-Jan	25-Mar	6-Jul	16-Dec
7-Jan	1-May	31-Aug	17-Dec
9-Mar	7-May	23-Sep

Kenya

1-Jan	6-Apr	1-Jun	25-Dec
3-Apr	1-May	20-Oct

Kuwait

1-Jan	26-Feb	23-Sep	24-Dec
4-Jan	19-Jul	24-Sep
25-Feb	22-Sep	14-Oct

Latvia

1-Jan	6-Apr	22-Jun	23-Dec
2-Jan	30-Apr	23-Jun	24-Dec
10-Jan	1-May	24-Jun	25-Dec
2-Apr	4-May	27-Jun	30-Dec
3-Apr	14-May	18-Nov	31-Dec

33

Lebanon

1-Jan	6-Apr	18-Jul	23-Dec
3-Jan	10-Apr	15-Aug	25-Dec
6-Jan	13-Apr	23-Sep	31-Dec
9-Feb	1-May	24-Sep
25-Mar	25-May	14-Oct
3-Apr	17-Jul	23-Oct

Lithuania

1-Jan	3-Apr	14-May	24-Dec
16-Feb	6-Apr	24-Jun	25-Dec
11-Mar	1-May	6-Jul	31-Dec

Luxembourg

1-Jan	6-Apr	24-Dec	31-Dec
3-Apr	1-May	25-Dec

Malaysia

1-Jan	20-Feb	31-Aug	10-Nov
2-Feb	1-May	16-Sep	24-Dec
3-Feb	4-May	24-Sep	25-Dec
19-Feb	17-Jul	14-Oct

Mali

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Malta

1-Jan	31-Mar	29-Jun	24-Dec
2-Jan	3-Apr	8-Sep	25-Dec
10-Feb	6-Apr	21-Sep	31-Dec
19-Mar	1-May	8-Dec

Mauritius

1-Jan	17-Feb	1-May	11-Nov
2-Jan	19-Feb	18-Sep	25-Dec
3-Feb	12-Mar	2-Nov

34

Mexico

1-Jan	2-Apr	16-Sep
2-Feb	3-Apr	20-Nov
16-Mar	1-May	25-Dec

Morocco

1-Jan	30-Jul	21-Aug	6-Nov
5-Jan	14-Aug	23-Sep	18-Nov
1-May	20-Aug	13-Oct

Namibia

1-Jan	1-May	25-May	25-Dec
3-Apr	4-May	26-Aug
6-Apr	14-May	10-Dec

Netherlands

1-Jan	6-Apr	25-Dec
3-Apr	1-May	31-Dec

New Zealand

1-Jan	26-Jan	6-Apr	26-Oct
2-Jan	6-Feb	27-Apr	25-Dec
19-Jan	3-Apr	1-Jun	28-Dec

Niger

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Nigeria

1-Jan	6-Apr	24-Sep
2-Jan	1-May	1-Oct
3-Apr	29-May	25-Dec

Norway

1-Jan	3-Apr	14-May	25-Dec

35

1-Apr	6-Apr	25-May	31-Dec
2-Apr	1-May	24-Dec

Oman

1-Jan	19-Jul	24-Sep	18-Nov
4-Jan	23-Jul	13-Oct	19-Nov

Pakistan

1-Jan	30-Jun	22-Sep	23-Oct
5-Feb	1-Jul	23-Sep	9-Nov
23-Mar	20-Jul	24-Sep	24-Dec
1-May	14-Aug	22-Oct	25-Dec

Palestinian Autonomous Area

1-Jan	19-Jul	27-Sep
7-Jan	20-Jul	13-Oct
8-Mar	24-Sep	15-Nov

Peru

1-Jan	3-Apr	8-Oct
2-Jan	1-May	8-Dec
2-Apr	28-Jul	25-Dec

Philippines

1-Jan	3-Apr	21-Aug	25-Dec
2-Jan	9-Apr	31-Aug	30-Dec
19-Feb	1-May	30-Nov	31-Dec
2-Apr	12-Jun	24-Dec

Poland

1-Jan	6-Apr	11-Nov	31-Dec
6-Jan	1-May	24-Dec
3-Apr	4-Jun	25-Dec

Portugal

1-Jan	1-May	8-Dec	25-Dec
3-Apr	10-Jun	24-Dec	31-Dec

36

Qatar

1-Jan	1-Mar	20-Jul	27-Sep
10-Feb	19-Jul	24-Sep	17-Dec

Romania

1-Jan	13-Apr	1-Jun	1-Dec
2-Jan	1-May	30-Nov	25-Dec

Russia

1-Jan	7-Jan	9-Mar	12-Jun
2-Jan	8-Jan	1-May	4-Nov
5-Jan	9-Jan	4-May
6-Jan	23-Feb	11-May

Saudi Arabia

19-Jul	21-Jul	28-Sep	30-Sep
20-Jul	23-Sep	29-Sep	1-Oct

Senegal

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Serbia

1-Jan	16-Feb	13-Apr
2-Jan	17-Feb	1-May
7-Jan	10-Apr	11-Nov

Singapore

1-Jan	3-Apr	17-Jul	10-Nov
19-Feb	1-May	10-Aug	25-Dec
20-Feb	1-Jun	24-Sep

37

Slovak Republic

1-Jan	6-Apr	1-Sep	24-Dec
6-Jan	1-May	15-Sep	25-Dec
3-Apr	8-May	17-Nov

Slovenia

1-Jan	27-Apr	24-Dec
3-Apr	1-May	25-Dec
6-Apr	25-Jun	31-Dec

South Africa

1-Jan	27-Apr	10-Aug	25-Dec
3-Apr	1-May	24-Sep
6-Apr	16-Jun	16-Dec

South Korea

1-Jan	20-Feb	25-May	9-Oct
18-Feb	1-May	28-Sep	25-Dec
19-Feb	5-May	29-Sep	31-Dec

Spain

1-Jan	3-Apr	12-Oct
6-Jan	6-Apr	8-Dec
2-Apr	1-May	25-Dec

Sri Lanka

1-Jan	5-Mar	2-Jun	25-Nov
5-Jan	3-Apr	1-Jul	24-Dec
15-Jan	13-Apr	31-Jul	25-Dec
3-Feb	14-Apr	24-Sep
4-Feb	1-May	27-Oct
17-Feb	4-May	10-Nov

Swaziland

1-Jan	6-Apr	14-May	25-Dec
3-Apr	1-May	22-Jul

38

Sweden

1-Jan	3-Apr	13-May	24-Dec
5-Jan	6-Apr	14-May	25-Dec
6-Jan	30-Apr	19-Jun	31-Dec
2-Apr	1-May	30-Oct

Switzerland

1-Jan	6-Apr	25-May	31-Dec
2-Jan	1-May	24-Dec
3-Apr	14-May	25-Dec

Taiwan

1-Jan	18-Feb	27-Feb	19-Jun
2-Jan	19-Feb	3-Apr	28-Sep
16-Feb	20-Feb	6-Apr	9-Oct
17-Feb	23-Feb	1-May

Thailand

1-Jan	14-Apr	1-Jul	10-Dec
2-Jan	15-Apr	30-Jul	31-Dec
4-Mar	1-May	12-Aug
6-Apr	5-May	23-Oct
13-Apr	1-Jun	7-Dec

Togo

1-Jan	1-May	7-Aug	24-Dec
6-Apr	14-May	24-Sep	25-Dec

Trinidad & Tobago

1-Jan	6-Apr	31-Aug	25-Dec
30-Mar	4-Jun	24-Sep	28-Dec
3-Apr	19-Jun	11-Nov

Tunisia

1-Jan	9-Apr	24-Sep	24-Dec
14-Jan	1-May	25-Sep
20-Mar	13-Aug	15-Oct

39

Turkey

1-Jan	19-May	23-Sep	28-Oct
23-Apr	16-Jul	24-Sep	29-Oct
1-May	17-Jul	25-Sep

U.S.A.

1-Jan	3-Apr	7-Sep	26-Nov
19-Jan	25-May	12-Oct	25-Dec
16-Feb	3-Jul	11-Nov

Uganda

1-Jan	6-Apr	9-Jun	25-Dec
26-Jan	1-May	23-Sep
3-Apr	3-Jun	9-Oct

Ukraine

1-Jan	7-Jan	1-May	1-Jun
2-Jan	9-Mar	4-May	29-Jun
5-Jan	13-Apr	11-May	24-Aug

United Arab Emirates - ADX and DFM markets

1-Jan	24-Sep	2-Dec
19-Jul	27-Sep	3-Dec
20-Jul	15-Oct	24-Dec

United Arab Emirates - NASDAQ Dubai

1-Jan	20-Jul	15-Oct	24-Dec
19-Jan	7-Sep	11-Nov	25-Dec
16-Feb	24-Sep	26-Nov
25-May	27-Sep	2-Dec
19-Jul	12-Oct	3-Dec

United Kingdom

1-Jan	6-Apr	31-Aug	26-Nov
19-Jan	1-May	7-Sep	25-Dec
16-Feb	4-May	12-Oct	28-Dec

40

3-Apr	25-May	11-Nov

Uruguay

1-Jan	2-Apr	19-Jun	25-Dec
6-Jan	3-Apr	25-Aug
16-Feb	1-May	12-Oct
17-Feb	18-May	2-Nov

Venezuela

1-Jan	2-Apr	24-Jun	25-Dec
6-Jan	3-Apr	24-Jul	31-Dec
16-Feb	1-May	18-Aug
17-Feb	14-May	8-Dec
19-Mar	4-Jun	24-Dec

Vietnam

1-Jan	19-Feb	24-Feb	1-May
2-Jan	20-Feb	28-Apr	2-Sep
18-Feb	23-Feb	30-Apr

Zambia

1-Jan	12-Mar	25-May	3-Aug
2-Jan	3-Apr	6-Jul	25-Dec
9-Mar	1-May	7-Jul

Zimbabwe

1-Jan	1-May	11-Aug
3-Apr	25-May	22-Dec
6-Apr	10-Aug	25-Dec

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2015*

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8

41

Country	Trade Date	Settlement Date	Number of Days to Settle
	4/1/2015	4/9/2015	8
	12/21/2015	12/29/2015	8
	12/22/2015	12/30/2015	8
	12/23/2015	1/4/2016	12

Brazil	2/11/2015	2/19/2015	8
	2/12/2015	2/20/2015	8
	2/13/2015	2/23/2015	10

China A Share	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	9/28/2015	10/8/2015	10
	9/29/2015	10/9/2015	10
	9/30/2015	10/12/2015	12

China B Share (Shanghai)	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	9/28/2015	10/8/2015	10
	9/29/2015	10/9/2015	10
	9/30/2015	10/12/2015	12

China B Share (Shenzhen)	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8
	4/2/2015	4/10/2015	8

Japan	4/28/2015	5/7/2015	9
	4/30/2015	5/8/2015	8
	5/1/2015	5/11/2015	10
	9/18/2015	9/28/2015	10

Indonesia	7/13/2015	7/22/2015	9
	7/14/2015	7/23/2015	9
	7/15/2015	7/24/2015	9

Jordan	9/18/2015	9/28/2015	10
	9/21/2015	9/29/2015	8

Norway	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8

Saudi Arabia	9/22/2015	10/2/2015	10
	9/24/2015	10/5/2015	11
	9/25/2015	10/6/2015	11

Spain	3/30/2015	4/7/2015	8
	3/31/2015	4/8/2015	8
	4/1/2015	4/9/2015	8

Taiwan	2/12/2015	2/24/2015	12
	2/13/2015	2/25/2015	12

Thailand	4/8/2015	4/16/2015	8

42

Country	Trade Date	Settlement Date	Number of Days to Settle
	4/9/2015	4/17/2015	8
	4/10/2015	4/20/2015	10

Turkey	2/12/2015	2/25/2015	13
	2/13/2015	2/26/2015	13
	4/27/2015	5/5/2015	8

Vietnam	2/13/2015	2/25/2015	12
	2/16/2015	2/26/2015	10
	2/17/2015	2/27/2015	10
	2/16/2015	2/26/2015	10

*	Holidays are subject to change without further notice.

On days when the Exchange closes earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process, presuming a creation or redemption settling no later than the third Business Day following the date on which such request for creation or redemption is deemed received (“T+3”).

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account	No action.	Creation Unit Aggregations will be delivered.

43

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a RIC. The Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the Fund do not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

The Fund has elected and intends to qualify each taxable year to be treated as a RIC. If the Fund satisfies the requirements referred to in the next sentence, it will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, the Fund annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all

45

determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement. The Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

Asset Diversification Requirements. The Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If the Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Internal Revenue Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income taxpayers)—and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98.2% of its net capital gains for the twelve months ended October 31 of such year. Generally, the Fund intends to make sufficient distributions to avoid liability for federal income and excise taxes but can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of the Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from the Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions that a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that the Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

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If, for any taxable year, the total distributions that the Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of a shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, the Fund’s distributions to such a shareholder of QDI will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amount of any distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares must be adjusted to reflect the disallowed loss. Any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include distributions the Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election that would enable it to pass through to its shareholders foreign tax credits or deductions with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If the Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A shareholder who or that is a nonresident alien individual or foreign entity (a “foreign shareholder”) may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends paid to it are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States (“effectively connected”).

The Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

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Distributions of ordinary income paid to a foreign shareholder that are not effectively connected generally will be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the sale of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or distribution and certain other conditions are met; those gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends, and (b) certain capital gain distributions and the proceeds of a sale (or redemption) of Shares paid after December 31, 2016. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE, if (i) it certifies that it has no substantial U.S. persons as owners or (ii) it does have any such owners and reports information relating to them to the withholding agent. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Taxation of Fund Investments. The Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that the Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individuals’ QDI described above.

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If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive a tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive one or more reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that also may cause the Fund to not receive one or more reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

Some futures contracts, foreign currency contracts traded in the interbank market, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index)—except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement—in which the Fund invests may be subject to Internal Revenue Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts that the Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss; however, certain foreign currency gains or losses arising from Section 1256 contracts will be treated as ordinary income or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain that the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. The Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

Offsetting positions that the Fund enters into or holds in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position

49

until the latter position is disposed of, (2) the Fund’s holding period for certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for the Fund.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income tax or Excise Tax on undistributed income.

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Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [                    ], serves as the Fund’s independent registered public accounting firm. [                    ] has been retained to audit the Fund’s annual financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not yet available. The audited financial statements for the Fund will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 1-800-983-0903 during normal business hours.

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APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant

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vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

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Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus	[ ], 2015

PowerShares Exchange-Traded Fund Trust II

☐	PowerShares RiverFront Price Matters® US Dividend Growth Portfolio	The NASDAQ Stock Market LLC

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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☐	PowerShares RiverFront Price Matters® US Dividend Growth Portfolio

Summary Information

Investment Objective

The PowerShares RiverFront Price Matters® US Dividend Growth Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RiverFront Price Matters® US Dividend Growth Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]	%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.[ ]	%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, RiverFront Investment Group (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of up to 200 U.S. common stocks and shares of real estate investment trusts (“REITs”) that the Index Provider has identified as having high dividend growth and superior risk-return profiles.

To be eligible for inclusion in the Underlying Index, a security must (1) be listed on a nationally recognized U.S. exchange, (2) have a market capitalization of over $250 million and (3) have a minimum three-month average daily dollar trading volume of $3 million.

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From the universe of eligible securities, the Index Provider calculates each security’s dividend growth score pursuant to its proprietary quantitative methodology and eliminates securities it deems to have insufficient dividend growth.

The Index Provider then scores individual securities from the list of eligible securities according to several core attributes, including, but not limited to, value, quality and momentum using multiple proprietary factors within each core attribute. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score and its dividend growth score, with the highest scoring securities considered for inclusion in the Underlying Index. From this group of securities, the Index Provider utilizes its proprietary Price Matters® optimization process to select component securities that maximizes the percentage of high-scoring securities while adhering to traditional (diversification, sector) and non-traditional (factor) risk constraints.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weighting in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over

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numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invescopowershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

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Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since Inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with authorized participants (“APs”) and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on The NASDAQ Stock Market LLC (“NASDAQ”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain. A sale of Shares may result in capital gain or loss.

Additional Information About the Fund’s Strategies and Risks

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stock that comprise the Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund uses an “indexing” investment approach to attempt to correspond, before fees and expenses, to the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns. Because the Fund uses an “indexing” approach to try to achieve its investment objective, the Fund will not take temporary defensive positions during periods of adverse market, economic or other conditions.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.

There also may be instances in which the Adviser may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities included in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional information about the construction of the Underlying Index is set forth below.

RiverFront Price Matters® US Dividend Growth Index

The Underlying Index is composed of to up to 200 U.S. common stocks and shares of REITs that the Index Provider has identified as having high dividend growth and superior risk-return profiles. To be eligible for inclusion in the Underlying Index, a security must (1) be listed on a nationally recognized U.S. exchange, (2) have a market capitalization of over $250 million and (3) have a minimum

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three-month average daily dollar trading volume of $3 million. From the universe of eligible securities, the Index Provider calculates each security’s dividend growth score pursuant to its proprietary quantitative methodology and eliminates securities it deems to have insufficient dividend growth.

The Index Provider uses multiple proprietary factors to score eligible securities according to several core attributes, including, but not limited to, value, quality and momentum. Each proprietary factor is weighted according to its historical efficacy. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score and its dividend growth score, with the highest scoring securities considered for inclusion in the Underlying Index. From this group of securities, the Index Provider utilizes its proprietary Price Matters® process that maximizes the percentage of high-scoring securities while adhering to traditional (diversification, sector) and non-traditional (factor) risk constraints. Security weightings are determined by their relative scores and are generally at least 0.1% and no greater than 5% over their representative weights in the eligible universe at the time of rebalance. The cumulative weight of all securities over 4.5% cannot exceed 50% of the index.

Principal Risks of Investing in the Fund

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

High Dividend Paying Securities Risk

Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

Equity Risk

Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.

In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, particular industries or economic sectors will become negative. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.

Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

REIT Risk

Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an

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investor will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT. Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Industry Concentration Risk

In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Market Risk

Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund (such as from the Fund’s failure to meet the requirements for continued listing on the Exchange). Shares may trade in the secondary market at times when the Fund does not accept orders to purchase Shares. Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Any of these factors may lead to Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund has just commenced operations and therefore has a relatively small amount of assets; therefore, those transaction costs could have a proportionally greater impact on the Fund. Additionally, if the Fund used a sampling approach may, it may result in returns that are not as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the components of the Underlying Index in the proportions represented in the Underlying Index.

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The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity restraints. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund attempts to remain fully invested in those securities included in the Underlying Index. However, the Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).

The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track the Underlying Index. For example, in regulated industries and corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.

Index Risk

Unlike many investment companies that are “actively managed,” the Fund is a “passive” investor and therefore does not utilize investing strategies that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily invest in, or exit a position in, a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell shares of that security at an inopportune time. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.

Non-Diversified Fund Risk

Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole. Poor performance in such securities may be caused by management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers of securities within the Underlying Index may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Principal Investment Strategies

The Fund, after investing at least 90% of its total assets in securities that comprise the Underlying Index, may invest its remaining assets in securities not included in the Underlying Index and in money market instruments or funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company of 1940, as amended (the “1940 Act”), or exemptions therefrom). The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to reflect fully any additions to, or deletions from, the composition of the Underlying Index in the portfolio of the Fund.

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The Fund’s investment objective constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust II (the “Trust”) may change without shareholder approval upon 60 days’ written notice to shareholders. The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

The Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

Additional Risks of Investing in the Fund

The following section provides additional risk information regarding investing in the Fund.

Trading Issues

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ’s “circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Index Provider Risk

The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Underlying Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Underlying Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that the Underlying Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by the Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, a security may be removed from the Underlying Index in the event that it does not comply with the eligibility requirements of the Underlying Index. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly.

Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund’s costs and market exposure.

Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of the Fund’s Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading

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prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on the portfolio of the Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for the Fund or its shareholders.

The Fund may recognize gains as a result of rebalancing its securities holdings to reflect changes in the Fund’s Underlying Index. The Fund also may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescopowershares.com.

Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust, a family of ETFs with combined assets under management of more than $[        ] billion as of [            ], 2015.

As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively, with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. In managing the Fund, Mr. Hubbard receives management assistance from Michael Jeanette, Jonathan Nixon and Tony Seisser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

Peter Hubbard, Vice President and Director of Portfolio Management of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007 and has been associated with the Adviser since 2005.

Michael Jeanette, Vice President and Senior Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Jeanette has been associated with the Adviser since 2008.

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Jonathan Nixon, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been a portfolio manager at the Adviser since August 2013 and has been associated with the Adviser since 2011. From 2008 to 2010, he was a Tax Manager for General Electric.

Tony Seisser, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc. From 2008 to 2010, he was a compliance investigator at the Chicago Board of Options Exchange and Chicago Futures Exchange.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.15% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through August 31, 2017.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement with respect to the Fund will be available in the Trust’s Annual Report to shareholders for the fiscal year ending October 31, 2015.

How to Buy and Sell Shares

The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on NASDAQ, under the symbol “[    ]”. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment required. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd-lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its

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participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on NASDAQ may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of the approximate value.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading, and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Other Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,

•	You sell your Shares, and

•	You purchase or redeem Creation Units.

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Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. The Fund also may pay a special distribution at the end of a calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or Shares (if reinvestment is available from the broker through which you purchased your Shares). Dividends paid to you out of the Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although (1) the Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy certain restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, the Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Those gains of individual shareholders generally are subject to federal income tax at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of the Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, the Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or otherwise are subject to backup withholding.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses realized on a sale of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Unit and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. An AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after receipt of a request in proper form, and the value of those securities. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales,” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at the price thereof.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in Shares under all applicable tax laws.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

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Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security primarily is traded. The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open. If a security’s market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

[                    ], serves as the Fund’s independent registered public accounting firm. [                    ] is responsible for auditing the annual financial statements of the Fund and performs other related audit services.

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

Index Provider

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Underlying Index is a trademark of the Index Provider and has been licensed for use for certain purposes by the Adviser. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance or a segment of the same. The Index Provider’s publication of the Underlying Index in no way suggests or implies an opinion by the

15

Underlying Index as to the advisability of investment in any or all of the securities upon which Underlying Index is based. The Underlying Index is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider is not responsible for and has not reviewed the Fund nor any associated literature or publications and the Index Provider makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. The Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Underlying Index. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Premium/Discount Information

Information on the daily NAV per Share, once available, will be found at www.InvescoPowerShares.com. Additionally, information regarding how often the Shares traded on NASDAQ at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, the Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If the Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

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Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Fund and Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to Shareholders, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
Central Time
8:00 a.m. to 5:00 p.m.

Write:	PowerShares Exchange-Traded Fund Trust II
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173

Visit:	www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21977.

PowerShares Exchange-Traded Fund Trust II		P-[ ]-PRO-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515 www.InvescoPowerShares.com 800.983.0903	@PowerShares

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Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated [            ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [            ], 2015 (the “Prospectus”), for the PowerShares Exchange-Traded Fund Trust II (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares RiverFront Price Matters® US Dividend Growth Portfolio	The NASDAQ Stock Market LLC	[ ]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [    ] funds. This SAI relates to one series of the Trust, PowerShares RiverFront Price Matters® US Dividend Growth Portfolio (the “Fund”). The Fund is “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to in this SAI as “Shares.”

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of RiverFront Price Matters® US Dividend Growth Index (the “Underlying Index”). Invesco PowerShares Capital Management LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Invesco Ltd., manages the Fund.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash.

The Fund is expected to be approved for listing, subject to notice of issuance, on The NASDAQ Stock Market LLC (“NASDAQ” or the “Exchange”). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

The Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of permitting or requiring Creation Units to be exchanged for cash, the Fund may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of the Fund’s Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

In order to provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

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INVESTMENT RESTRICTIONS

The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as otherwise noted below, the Fund, as a fundamental policy, may not:

(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such repurchase agreements or loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such repurchase agreements and loans would exceed 33  1⁄3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy, or (ii) more than 50% of the Shares, whichever is less.

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In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that the Board can change without approval by shareholders upon 60 days’ written notice to shareholders.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The Fund’s investment objective is to seek investment results that generally correspond, before fees and expenses, to the performance of the Underlying Index. The Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index, although the Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track the Underlying Index.

Investment Risks

A discussion of the principal risks associated with an investment in the Fund is contained in the Fund’s Prospectus in the “Summary Information—Principal Risks of Investing in the Fund,” “Additional Information About the Fund’s Strategies and Risks—Principal Risks of Investing in the Fund” and “—Additional Risks of Investing in the Fund” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the financial condition of an issuer of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of the issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio holdings and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of the companies issuing the securities change. These investor perceptions are based on various

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and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The Fund is not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the Fund’s portfolio unless the index provider removes the securities from the Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of the Fund and the Underlying Index. The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at the Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

An investment in the Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index, because the total return that the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within the Underlying Index, or the limited assets of the Fund) may cause the Fund not to be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. It also is possible that, for short periods of time, the Fund’s performance may not correlate well to the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of the Fund may not replicate exactly the composition of the Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Equity Securities and Common Stocks. Holders of common stocks incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, equity securities have neither a fixed principal amount nor a maturity.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality, as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. Short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Short-term obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit

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of the instrumentality. In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the U.S. Treasury’s preferred stock purchase agreements. They have repaid approximately $146.6 billion in dividends. Both Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

In the United States, on August 5, 2011, Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The downgrade by S&P increased volatility in financial markets, and could result in higher interest rates and higher U.S. Treasury yields and increase the costs of capital and financing. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Other Investment Companies. The Fund may invest in the securities of other investment companies (excluding closed-end funds) beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 (the “2012 Order”). Absent such exemptive relief, the Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. However, as a non-fundamental restriction, the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Under the pertinent terms of the 2012 Order, the Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by the Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Fund may not rely on 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any

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matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, the Trust previously obtained exemptive relief in 2007 that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the 12(d)(1)(A) limitations. If the Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if the Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Illiquid Securities. The Fund may hold up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Borrowing. The Fund may borrow money from a bank or another person up to the limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Cybersecurity Risk. The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR on behalf of the Fund will be available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Trust’s Forms N-Q and Forms N-CSR will be available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

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The Fund’s portfolio holdings are disseminated publicly each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund’s portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has eight Trustees. Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (“Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge — 1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	[ ]	None

Todd J. Barre — 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	[ ]	None

Marc M. Kole — 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (2015-Present). Formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	[ ]	None

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Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Yung Bong Lim — 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	[ ]	None

Philip M. Nussbaum — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	[ ]	None

Gary R. Wicker — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	[ ]	None

Donald H. Wilson — 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	[ ]	None

*	This is the date the Independent Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

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Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome — 1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., IVZ, Inc. and Invesco Asset Management (Bermuda) Ltd; Manager, Horizon Flight Works LLC; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	[ ]	None

*	This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Andrew Schlossberg — 1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2009	President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – U.S. Strategy and Marketing (2010-Present) and Principal Executive Officer (2015-Present), Invesco PowerShares Capital Management LLC; Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007) and Director, Invesco Distributors, Inc. (2012-2015).

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Peter Hubbard — 1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren — 1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009–Present); Senior Vice President, Invesco Management Group, Inc. (2007–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002–Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Invesco Financial Services Ltd. and Trimark Investments Ltd. (2014-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris — 1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Rudolf E. Reitmann — 1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (2013-Present).

Daniel E. Draper — 1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Senior Vice President, Invesco Distributors, Inc. (2014-Present); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director, Invesco PowerShares Capital Management LLC (2013-Present); formerly, Managing Director, Credit Suisse Asset Management (2010–2013) and Lyxor Asset Management/Societe Generale (2007–2010).

Steven M. Hill — 1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC ( 2011-Present); Principal Financial and Accounting Officer – Investment Pools, Invesco PowerShares Capital Management LLC (2015 – Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer,

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe — 1969 Invesco PowerShares Capital Management LLC 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2015-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010–2013); U.S. Compliance Director, Invesco, Ltd. (2006-2014) and Deputy Chief Compliance Officer of Invesco Advisers, Inc. (2014-2015).

Anna Paglia — 1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. As of December 31, 2014, each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees.

The amounts/totals/information for Messrs. Bagge, Lim and Nussbaum include shares of certain funds in which each of Mr. Bagge, Mr. Lim and Mr. Nussbaum is deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended October 31, 2014, the Board held six meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended October 31, 2014, the Audit Committee held four meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review the investment performance of the funds, including its tracking error and correlation to the Underlying Index, (ii) to review any proposed changes to a fund’s investment policies, comparative benchmark indices or Underlying Index, and (iii) to review the Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended October 31, 2014, the Investment Oversight Committee held two meetings.

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Messrs. Bagge (Chair), Barre, Kole, Lim, Nussbaum, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended October 31, 2014, the Nominating and Governance Committee held four meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chairman of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the Interested Trustee and officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

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Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He is currently the Senior Director of Finance of By The Hand Club for Kids. He was the Chief Financial Officer of Hope Network from 2008 to 2012. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner, Arthur Andersen LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Previously, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. Mr. Wilson has served as the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn since 2013. He has also served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $225,000 (the “Retainer”). The Retainer is allocated half pro rata among all the funds in the Fund Family and the other half

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is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $70,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chairs of the Nominating and Governance Committee and the Investment Oversight Committee each receive an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust’s DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2014.

Name of Trustee	Aggregate Compensation From Trust (1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (2)
Ronn R. Bagge	$123,815	N/A	$240,000
Todd J. Barre	$116,076	N/A	$225,000
Marc M. Kole	$128,973	N/A	$250,000
Yung Bong Lim	$120,583	N/A	$233,750
Philip M. Nussbaum	$116,076	N/A	$225,000
Gary R. Wicker	$116,076	N/A	$225,000
Donald H. Wilson	$152,188	N/A	$295,000
Kevin M. Carome	N/A	N/A	N/A

(1)	Because the Fund had not commenced operations as of October 31, 2014, the Fund did not pay any portion of the amounts shown in this table.
(2)	The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family (except as noted in the prior footnote) for the fiscal year ended October 31, 2014 before deferral by the Trustees under the DC Plan. For the fiscal year ended October 31, 2014, Mr. Bagge deferred 10% of his compensation, and each of Mr. Lim and Mr. Nussbaum deferred 100% of his compensation, with such amounts reflected in the above table.

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares.

Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

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The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Fund.

The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since inception

As of [                     ], Mr. Hubbard managed [     ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Jeanette managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Nixon managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Seisser managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

Although the other funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of these different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement between the Adviser and the Trust, the Fund has agreed to pay an annual unitary management fee equal to [    ]% of its average daily net assets (the “Advisory Fee”) for the

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Adviser’s services. Out of the unitary management fee, the Adviser pays for substantially all the expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through [            ].

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Payments to Financial Intermediaries. The Adviser may pay certain broker-dealers, banks and other financial intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. As of the date of this SAI, the Adviser had arrangements to make payments, other than for the educational programs and marketing activities described above, only to Charles Schwab & Co., Inc. (“Schwab”). Pursuant to the arrangement with Schwab, Schwab has agreed to promote select exchange-traded funds advised by the Adviser to Schwab’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of those funds. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts are paid by the Adviser from its own resources and not from the assets of the Fund.

Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), assisting in preparing reports to shareholders or investors; assist in the preparation and filing of tax returns; supply financial information and supporting data for reports to and filings with the SEC; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Fund pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket expenses, and it also receives transaction fees and asset-based fees. Such reimbursements and fees are accrued daily and paid monthly by the Adviser

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out of the assets that it receives from the Fund pursuant to its unitary management fee; under that fee agreement, the Adviser is responsible for custodian and transfer agent fees.

Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index Provider. No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Set forth below is the Underlying Index upon which the Fund is based.

Fund	Underlying Index
PowerShares RiverFront Price Matters® US Dividend Growth Portfolio	RiverFront Price Matters® US Dividend Growth Index

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

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The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently offers shares of [    ] funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws, but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees, without shareholder approval, may amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any fund into another trust or entity, reorganize the Trust or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or any fund.

The Trust is not required, and does not intend, to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or

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failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Trust’s Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that

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are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities the Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically will review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund also will be available at no charge upon request by calling 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

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CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of Creation Unit Aggregations of the Fund consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and the Cash Component computed as described below, plus a fixed and a variable transaction fee, as discussed below; however, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component also is sometimes called the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the Fund’s Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee (as discussed below) to protect ongoing shareholders. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

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The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of the Fund may be placed through the Clearing Process (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process (see “—Placement of Creation Orders Outside Clearing Process”).

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by 11:00 a.m., Eastern time, by the “regular way” settlement date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the “regular way” settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the “regular way” settlement date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

In accordance with the Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

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Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “—Creation and Redemption Transaction Fees” below.)

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the Adviser, or on the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a fixed administrative fee of $500, payable to BNYM, irrespective of the size of the order. In addition to the fixed administrative fee, BNYM may impose an additional administrative fee of up to four times the standard, fixed administrative fee. The additional administrative fee, also payable to BNYM, may be incurred for administration and settlement of (i) in-kind creations or redemptions effected outside the normal Clearing Process, and (ii) cash creations or redemptions. Finally, to the extent that the Fund permits or requires APs to substitute cash in lieu of Deposit Securities, the Adviser may set additional variable fees separate from the fees already described that also are payable to the Fund up to 2%. These cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are permitted or required for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as discussed above (see “—Creation and Redemption Transaction Fees” above). In the event that the Fund Securities have a value greater than the NAV of the Shares, a payment of a Cash Component equal to the difference is required to be made by or through an AP by the redeeming shareholder to the Fund as compensation.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or

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an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and any Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off Time”); and 2:00 p.m., Eastern time, for any Cash Component, if any owned to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received (“T+3”).

In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the Transmittal Date. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed

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received by the Transfer Agent, (i.e., the Business Day on which Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a Cash Redemption Amount payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemptions Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day.

The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process, presuming a creation or redemption settling no later than the third Business Day following the date on which such request for creation or redemption is deemed received (“T+3”).

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a RIC. The Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the Fund do not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

The Fund has elected and intends to qualify each taxable year to be treated as a RIC. If the Fund satisfies the requirements referred to in the next sentence, it will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, the Fund annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement. The Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

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Asset Diversification Requirements. The Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If the Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Internal Revenue Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income taxpayers)—and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98.2% of its net capital gains for the twelve months ended October 31 of such year. Generally, the Fund intends to make sufficient distributions to avoid liability for federal income and excise taxes but can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of the Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from the Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions that a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that the Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that the Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of a shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, the Fund’s distributions to such a shareholder of QDI will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amount of any distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares must be adjusted to reflect the disallowed loss.

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Any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include distributions the Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election that would enable it to pass through to its shareholders foreign tax credits or deductions with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If the Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A shareholder who or that is a nonresident alien individual or foreign entity (a “foreign shareholder”) may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends paid to it are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States (“effectively connected”).

The Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected generally will be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the sale of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or distribution and certain other conditions are met; those gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends, and (b) certain capital gain distributions and the proceeds of a sale (or redemption) of Shares paid after December 31, 2016. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE, if (i) it certifies that it has no substantial U.S. persons as owners or (ii) it does have any such owners and reports information relating to them to the withholding agent. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code. Under such an agreement, a participating FFI agrees to

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(1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Taxation of Fund Investments. The Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that the Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individuals’ QDI described above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive a tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive one or more reduced treaty rates or potential

29

reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that also may cause the Fund to not receive one or more reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for the Fund.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income tax or Excise Tax on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

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MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [                    ], serves as the Fund’s independent registered public accounting firm. [                    ] has been retained to audit the Fund’s annual financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not yet available. The audited financial statements for the Fund will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 1-800-983-0903 during normal business hours.

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APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant

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vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

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Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus	[ ], 2015

PowerShares Exchange-Traded Fund Trust II

☐	PowerShares RiverFront Price Matters® US Flex-Cap Portfolio	The NASDAQ Stock Market LLC

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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☐	PowerShares RiverFront Price Matters® US Flex-Cap Portfolio

Summary Information

Investment Objective

The PowerShares RiverFront Price Matters® US Flex-Cap Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RiverFront Price Matters® US Flex-Cap Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]	%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.[ ]	%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, RiverFront Investment Group (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of up to 200 U.S. common stocks and shares of real estate investment trusts (“REITs”) that the Index Provider has identified as having superior risk-return profiles.

To be eligible for inclusion in the Underlying Index, a security must (1) be listed on a nationally recognized U.S. exchange, (2) have a market capitalization of over $250 million, and (3) have a minimum three-month average daily dollar trading volume of $3 million. From the universe of eligible securities, the Index Provider establishes the allocation of the Underlying Index among large, mid- and small-cap asset classes pursuant to its proprietary quantitative methodology known as Price Matters®, which create estimates of

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potential returns and downside risks consistent with historical market behavior. The Index Provider incorporates those Price Matters® estimates into a proprietary process to create target weights for the capitalization categories (i.e., large, mid- and small-cap asset classes) in the Underlying Index that are designed to have a high probability of generating a positive potential total returns over a seven to ten-year investment horizon.

After determining the allocation of the Underlying Index among capitalization categories, the Index Provider scores individual securities within each capitalization category according to several core attributes, including, but not limited to, value, quality and momentum using multiple proprietary factors within each core attribute. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score, with the highest scoring securities considered for inclusion in the Underlying Index. The Index Provider includes securities according to its pre-determined capitalization category allocations, while simultaneously using its proprietary optimization process to maximize the percentage of high-scoring securities included in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weighting in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund

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invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invescopowershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since Inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with authorized participants (“APs”) and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

5

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on The NASDAQ Stock Market LLC (“NASDAQ”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain. A sale of Shares may result in capital gain or loss.

Additional I nformation About the Fund’s Strategies and Risks

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stock that comprise the Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund uses an “indexing” investment approach to attempt to correspond, before fees and expenses, to the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns. Because the Fund uses an “indexing” approach to try to achieve its investment objective, the Fund will not take temporary defensive positions during periods of adverse market, economic or other conditions.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.

There also may be instances in which the Adviser may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities included in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional information about the construction of the Underlying Index is set forth below.

RiverFront Price Matters® US Flex-Cap Index

The Underlying Index is composed of up to 200 U.S. common stocks and shares of REITs that the Index Provider has identified as having superior risk-return profiles. To be eligible for inclusion in the Underlying Index, a security must (1) be listed on a nationally recognized U.S. exchange, (2) have a market capitalization of over $250 million and (3) have a minimum three-month average daily dollar trading volume of $3 million. From the universe of eligible securities, the Index Provider establishes the allocation of the Underlying Index among large, mid- and small-cap asset classes pursuant to its proprietary quantitative methodology known as Price Matters®. Price Matters® models historical returns of asset classes to create estimates of potential returns and downsides risks consistent with historical market behavior. These Price Matters® capital market assumptions are incorporated into a patent-pending Mean Reversion Optimization (MRO) process to produce the index weighting within each of the major capitalization asset classes. The objective of this optimization is to construct a combination of asset classes that are expected to have a high probability of generating a positive potential total return over a seven to ten-year investment horizon.

After setting the asset class allocation of the Underlying Index, the Index Provider uses multiple proprietary factors to score individual securities within each capitalization category (i.e., large, mid or small cap securities) on several core attributes, including, but not limited to, value, quality and momentum. Each proprietary factor is weighted according to its historical efficacy. An example of a value factor would be price-to-book value and an example of a quality factor would be cash as a percentage of market capitalization.

The Index Provider then ranks each qualifying security based on its core attribute score, with the highest scoring securities considered for inclusion in the Underlying Index. From this group of securities, the Index Provider utilizes a proprietary process that maximize the percentage of high-scoring securities while adhering to the allocations it previously set for large, mid and small cap securities, as

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well as traditional (diversification, sector) and non-traditional (factor) risk constraints. Security weightings are determined by their relative scores and are generally at least 0.1% and no greater than 5% over their representative weights in the starting eligible universe at the time of rebalance. The cumulative weight of all securities over 4.5% cannot exceed 50% of the index.

Principal Risks of Investing in the Fund

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

Equity Risk

Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.

In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, particular industries or economic sectors will become negative. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.

Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

REIT Risk

Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an investor will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT. Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves

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to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Industry Concentration Risk

In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Market Risk

Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund (such as from the Fund’s failure to meet the requirements for continued listing on the Exchange). Shares may trade in the secondary market at times when the Fund does not accept orders to purchase Shares. Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Any of these factors may lead to Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund has just commenced operations and therefore has a relatively small amount of assets; therefore, those transaction costs could have a proportionally greater impact on the Fund. Additionally, if the Fund used a sampling approach may, it may result in returns that are not as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the components of the Underlying Index in the proportions represented in the Underlying Index.

The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity restraints. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund attempts to remain fully invested in those securities included in the Underlying Index. However, the Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).

The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track the Underlying Index. For example, in regulated industries and corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a

8

license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.

Index Risk

Unlike many investment companies that are “actively managed,” the Fund is a “passive” investor and therefore does not utilize investing strategies that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily invest in, or exit a position in, a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell shares of that security at an inopportune time. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.

Non-Diversified Fund Risk

Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole. Poor performance in such securities may be caused by management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers of securities within the Underlying Index may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Principal Investment Strategies

The Fund, after investing at least 90% of its total assets in securities that comprise the Underlying Index, may invest its remaining assets in securities not included in the Underlying Index and in money market instruments or funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company of 1940, as amended (the “1940 Act”), or exemptions therefrom). The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to reflect fully any additions to, or deletions from, the composition of the Underlying Index in the portfolio of the Fund.

The Fund’s investment objective constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust II (the “Trust”) may change without shareholder approval upon 60 days’ written notice to shareholders. The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

The Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

Additional Risks of Investing in the Fund

The following section provides additional risk information regarding investing in the Fund.

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Trading Issues

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ’s “circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Index Provider Risk

The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Underlying Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Underlying Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that the Underlying Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by the Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, a security may be removed from the Underlying Index in the event that it does not comply with the eligibility requirements of the Underlying Index. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly.

Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund’s costs and market exposure.

Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of the Fund’s Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on the portfolio of the Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for the Fund or its shareholders.

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The Fund may recognize gains as a result of rebalancing its securities holdings to reflect changes in the Fund’s Underlying Index. The Fund also may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescopowershares.com.

Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust, a family of ETFs with combined assets under management of more than $[            ] billion as of [            ], 2015.

As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively, with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. In managing the Fund, Mr. Hubbard receives management assistance from Michael Jeanette, Jonathan Nixon and Tony Seisser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

Peter Hubbard, Vice President and Director of Portfolio Management of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007 and has been associated with the Adviser since 2005.

Michael Jeanette, Vice President and Senior Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Jeanette has been associated with the Adviser since 2008.

Jonathan Nixon, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been a portfolio manager at the Adviser since August 2013 and has been associated with the Adviser since 2011. From 2008 to 2010, he was a Tax Manager for General Electric.

Tony Seisser, Vice President and Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. He has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc. From 2008 to 2010, he was a compliance investigator at the Chicago Board of Options Exchange and Chicago Futures Exchange.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

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Advisory Fee

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.15% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through August 31, 2017.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement with respect to the Fund will be available in the Trust’s Annual Report to shareholders for the fiscal year ending October 31, 2015.

How to Buy and Sell Shares

The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on NASDAQ, under the symbol “[    ]”. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment required. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd-lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on NASDAQ may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of the approximate value.

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Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares. Cash purchases or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading, and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Other Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,

•	You sell your Shares, and

•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. The Fund also may pay a special distribution at the end of a calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or Shares (if reinvestment is available from the broker through which you purchased your Shares). Dividends paid to you out of the Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although (1) the Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy certain restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, the Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Those gains of individual shareholders generally are subject to federal income tax at the maximum rates of 15% (20% for certain high income taxpayers).

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Distributions to you in excess of the Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, the Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or otherwise are subject to backup withholding.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses realized on a sale of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Unit and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. An AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after receipt of a request in proper form, and the value of those securities. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales,” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at the price thereof.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in Shares under all applicable tax laws.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security primarily is traded. The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open. If a security’s market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant

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movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

[            ], serves as the Fund’s independent registered public accounting firm. [            ] is responsible for auditing the annual financial statements of the Fund and performs other related audit services.

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

Index Provider

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Underlying Index is a trademark of the Index Provider and has been licensed for use for certain purposes by the Adviser. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance or a segment of the same. The Index Provider’s publication of the Underlying Index in no way suggests or implies an opinion by the Underlying Index as to the advisability of investment in any or all of the securities upon which Underlying Index is based. The Underlying Index is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider is not responsible for and has not reviewed the Fund nor any associated literature or publications and the Index Provider makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. The Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Underlying Index. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

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Premium/Discount Information

Information on the daily NAV per Share, once available, will be found at www.InvescoPowerShares.com. Additionally, information regarding how often the Shares traded on NASDAQ at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, the Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If the Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Fund and Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to

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Shareholders, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
Central Time
8:00 a.m. to 5:00 p.m.

Write:	PowerShares Exchange-Traded Fund Trust II
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173

Visit:	www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21977.

PowerShares Exchange-Traded Fund Trust II		P-[ ]-PRO-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515 www.InvescoPowerShares.com 800.983.0903	@PowerShares

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Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated [            ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [            ], 2015 (the “Prospectus”), for the PowerShares Exchange-Traded Fund Trust II (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares RiverFront Price Matters® US Flex-Cap Portfolio	The NASDAQ Stock Market LLC	[ ]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [    ] funds. This SAI relates to one series of the Trust, PowerShares RiverFront Price Matters® US Flex-Cap Portfolio (the “Fund”). The Fund is “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to in this SAI as “Shares.”

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of RiverFront Price Matters® US Flex-Cap Index (the “Underlying Index”). Invesco PowerShares Capital Management LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Invesco Ltd., manages the Fund.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash.

The Fund is expected to be approved for listing, subject to notice of issuance, on The NASDAQ Stock Market LLC (“NASDAQ” or the “Exchange”). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

The Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of permitting or requiring Creation Units to be exchanged for cash, the Fund may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of the Fund’s Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

In order to provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

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INVESTMENT RESTRICTIONS

The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as otherwise noted below, the Fund, as a fundamental policy, may not:

(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such repurchase agreements or loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such repurchase agreements and loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy, or (ii) more than 50% of the Shares, whichever is less.

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In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that the Board can change without approval by shareholders upon 60 days’ written notice to shareholders.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The Fund’s investment objective is to seek investment results that generally correspond, before fees and expenses, to the performance of the Underlying Index. The Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index, although the Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track the Underlying Index.

Investment Risks

A discussion of the principal risks associated with an investment in the Fund is contained in the Fund’s Prospectus in the “Summary Information—Principal Risks of Investing in the Fund,” “Additional Information About the Fund’s Strategies and Risks—Principal Risks of Investing in the Fund” and “—Additional Risks of Investing in the Fund” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the financial condition of an issuer of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of the issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio holdings and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of the companies issuing the securities change. These investor perceptions are based on various

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and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The Fund is not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the Fund’s portfolio unless the index provider removes the securities from the Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of the Fund and the Underlying Index. The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at the Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

An investment in the Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index, because the total return that the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within the Underlying Index, or the limited assets of the Fund) may cause the Fund not to be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. It also is possible that, for short periods of time, the Fund’s performance may not correlate well to the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of the Fund may not replicate exactly the composition of the Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Equity Securities and Common Stocks. Holders of common stocks incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, equity securities have neither a fixed principal amount nor a maturity.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality, as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. Short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Short-term obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit

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of the instrumentality. In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the U.S. Treasury’s preferred stock purchase agreements. They have repaid approximately $146.6 billion in dividends. Both Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

In the United States, on August 5, 2011, Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The downgrade by S&P increased volatility in financial markets, and could result in higher interest rates and higher U.S. Treasury yields and increase the costs of capital and financing. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Other Investment Companies. The Fund may invest in the securities of other investment companies (excluding closed-end funds) beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 (the “2012 Order”). Absent such exemptive relief, the Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. However, as a non-fundamental restriction, the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Under the pertinent terms of the 2012 Order, the Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by the Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Fund may not rely on 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any

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matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, the Trust previously obtained exemptive relief in 2007 that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the 12(d)(1)(A) limitations. If the Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if the Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Illiquid Securities. The Fund may hold up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Borrowing. The Fund may borrow money from a bank or another person up to the limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Cybersecurity Risk. The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR on behalf of the Fund will be available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Trust’s Forms N-Q and Forms N-CSR will be available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

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The Fund’s portfolio holdings are disseminated publicly each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund’s portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has eight Trustees. Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (“Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge — 1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	[ ]	None

Todd J. Barre — 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	[ ]	None

Marc M. Kole — 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (2015-Present). Formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health	[ ]	None

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Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).

Yung Bong Lim — 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	[ ]	None

Philip M. Nussbaum — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	[ ]	None

Gary R. Wicker — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	[ ]	None

Donald H. Wilson — 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	[ ]	None

*	This is the date the Independent Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

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Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome — 1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., IVZ, Inc. and Invesco Asset Management (Bermuda) Ltd; Manager, Horizon Flight Works LLC; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	[ ]	None

*	This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Andrew Schlossberg — 1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2009	President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – U.S. Strategy and Marketing (2010-Present) and Principal Executive Officer (2015-Present), Invesco PowerShares Capital Management LLC; Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007) and Director, Invesco Distributors, Inc. (2012-2015).

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Peter Hubbard — 1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren — 1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director – Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009–Present); Senior Vice President, Invesco Management Group, Inc. (2007–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002–Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Invesco Financial Services Ltd. and Trimark Investments Ltd. (2014-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris — 1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Rudolf E. Reitmann — 1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (2013-Present).

Daniel E. Draper — 1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Senior Vice President, Invesco Distributors, Inc. (2014-Present); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director, Invesco PowerShares Capital Management LLC (2013-Present); formerly, Managing Director, Credit Suisse Asset Management (2010–2013) and Lyxor Asset Management/Societe Generale (2007–2010).

Steven M. Hill — 1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC ( 2011-Present); Principal Financial and Accounting Officer – Investment Pools, Invesco PowerShares Capital Management LLC (2015 – Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer,

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe — 1969 Invesco PowerShares Capital Management LLC 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2015-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust ( 2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010–2013); U.S. Compliance Director, Invesco, Ltd. (2006-2014) and Deputy Chief Compliance Officer of Invesco Advisers, Inc. (2014-2015).

Anna Paglia — 1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. As of December 31, 2014, each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees.

The amounts/totals/information for Messrs. Bagge, Lim and Nussbaum include shares of certain funds in which each of Mr. Bagge, Mr. Lim and Mr. Nussbaum is deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended October 31, 2014, the Board held six meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended October 31, 2014, the Audit Committee held four meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review the investment performance of the funds, including its tracking error and correlation to the Underlying Index, (ii) to review any proposed changes to a fund’s investment policies, comparative benchmark indices or Underlying Index, and (iii) to review the Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended October 31, 2014, the Investment Oversight Committee held two meetings.

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Messrs. Bagge (Chair), Barre, Kole, Lim, Nussbaum, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended October 31, 2014, the Nominating and Governance Committee held four meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chairman of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the Interested Trustee and officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

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Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He is currently the Senior Director of Finance of By The Hand Club for Kids. He was the Chief Financial Officer of Hope Network from 2008 to 2012. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner, Arthur Andersen LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Previously, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $225,000 (the “Retainer”). The Retainer is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $70,000 per year

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for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chairs of the Nominating and Governance Committee and the Investment Oversight Committee each receive an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust’s DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2014.

Name of Trustee	Aggregate Compensation From Trust (1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (2)
Ronn R. Bagge	$123,815	N/A	$240,000
Todd J. Barre	$116,076	N/A	$225,000
Marc M. Kole	$128,973	N/A	$250,000
Yung Bong Lim	$120,583	N/A	$233,750
Philip M. Nussbaum	$116,076	N/A	$225,000
Gary R. Wicker	$116,076	N/A	$225,000
Donald H. Wilson	$152,188	N/A	$295,000
Kevin M. Carome	N/A	N/A	N/A

(1)	Because the Fund had not commenced operations as of October 31, 2014, the Fund did not pay any portion of the amounts shown in this table.
(2)	The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family (except as noted in the prior footnote) for the fiscal year ended October 31, 2014 before deferral by the Trustees under the DC Plan. For the fiscal year ended October 31, 2014, Mr. Bagge deferred 10% of his compensation, and each of Mr. Lim and Mr. Nussbaum deferred 100% of his compensation, with such amounts reflected in the above table.

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares.

Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

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Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Fund.

The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception
Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	Since inception
Tony Seisser	Vice President and Portfolio Manager of the Adviser	Since inception

As of [                    ], Mr. Hubbard managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Jeanette managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Nixon managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

As of [                    ], Mr. Seisser managed [    ] registered investment companies with a total of approximately $[        ] billion in assets, 54 other pooled investment vehicles with approximately $[        ] billion in assets and no other accounts.

Although the other funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of these different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement between the Adviser and the Trust, the Fund has agreed to pay an annual unitary management fee equal to [    ]% of its average daily net assets (the “Advisory Fee”) for the Adviser’s services. Out of the unitary management fee, the Adviser pays for substantially all the expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser

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has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds through [            ].

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Payments to Financial Intermediaries. The Adviser may pay certain broker-dealers, banks and other financial intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. As of the date of this SAI, the Adviser had arrangements to make payments, other than for the educational programs and marketing activities described above, only to Charles Schwab & Co., Inc. (“Schwab”). Pursuant to the arrangement with Schwab, Schwab has agreed to promote select exchange-traded funds advised by the Adviser to Schwab’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of those funds. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts are paid by the Adviser from its own resources and not from the assets of the Fund.

Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), assisting in preparing reports to shareholders or investors; assist in the preparation and filing of tax returns; supply financial information and supporting data for reports to and filings with the SEC; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Fund pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket expenses, and it also receives transaction fees and asset-based fees. Such reimbursements and fees are accrued daily and paid monthly by the Adviser out of the assets that it receives from the Fund pursuant to its unitary management fee; under that fee agreement, the Adviser is responsible for custodian and transfer agent fees.

Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund

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continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index Provider. No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Set forth below is the Underlying Index upon which the Fund is based.

Fund	Underlying Index
PowerShares RiverFront Price Matters® US Flex-Cap Portfolio	RiverFront Price Matters® US Flex-Cap Index

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to

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participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently offers shares of [    ] funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws, but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees, without shareholder approval, may amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any fund into another trust or entity, reorganize the Trust or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or any fund.

The Trust is not required, and does not intend, to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

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The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Trust’s Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be

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charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities the Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically will review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund also will be available at no charge upon request by calling 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

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A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of Creation Unit Aggregations of the Fund consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and the Cash Component computed as described below, plus a fixed and a variable transaction fee, as discussed below; however, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component also is sometimes called the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the Fund’s Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee (as discussed below) to protect ongoing shareholders. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the

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trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of the Fund may be placed through the Clearing Process (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process (see “—Placement of Creation Orders Outside Clearing Process”).

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by 11:00 a.m., Eastern time, by the “regular way” settlement date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the “regular way” settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the “regular way” settlement date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

In accordance with the Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “—Creation and Redemption Transaction Fees” below.)

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Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the Adviser, or on the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a fixed administrative fee of $500, payable to BNYM, irrespective of the size of the order. In addition to the fixed administrative fee, BNYM may impose an additional administrative fee of up to four times the standard, fixed administrative fee. The additional administrative fee, also payable to BNYM, may be incurred for administration and settlement of (i) in-kind creations or redemptions effected outside the normal Clearing Process, and (ii) cash creations or redemptions. Finally, to the extent that the Fund permits or requires APs to substitute cash in lieu of Deposit Securities, the Adviser may set additional variable fees separate from the fees already described that also are payable to the Fund up to 2%. These cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are permitted or required for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as discussed above (see “—Creation and Redemption Transaction Fees” above). In the event that the Fund Securities have a value greater than the NAV of the Shares, a payment of a Cash Component equal to the difference is required to be made by or through an AP by the redeeming shareholder to the Fund as compensation.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically

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prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and any Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off Time”); and 2:00 p.m., Eastern time, for any Cash Component, if any owned to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received (“T+3”)..

In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the Transmittal Date. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Transfer Agent, (i.e., the Business Day on which Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order).

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If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a Cash Redemption Amount payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemptions Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day.

The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process, presuming a creation or redemption settling no later than the third Business Day following the date on which such request for creation or redemption is deemed received (“T+3”).

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.
Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a RIC. The Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the Fund do not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

The Fund has elected and intends to qualify each taxable year to be treated as a RIC. If the Fund satisfies the requirements referred to in the next sentence, it will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, the Fund annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement. The Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

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Asset Diversification Requirements. The Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If the Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Internal Revenue Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income taxpayers)—and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98.2% of its net capital gains for the twelve months ended October 31 of such year. Generally, the Fund intends to make sufficient distributions to avoid liability for federal income and excise taxes but can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of the Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from the Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions that a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that the Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that the Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of a shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, the Fund’s distributions to such a shareholder of QDI will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amount of any distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares must be adjusted to reflect the disallowed loss.

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Any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include distributions the Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election that would enable it to pass through to its shareholders foreign tax credits or deductions with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If the Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A shareholder who or that is a nonresident alien individual or foreign entity (a “foreign shareholder”) may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends paid to it are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States (“effectively connected”).

The Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected generally will be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the sale of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or distribution and certain other conditions are met; those gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends, and (b) certain capital gain distributions and the proceeds of a sale (or redemption) of Shares paid after December 31, 2016. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE, if (i) it certifies that it has no substantial U.S. persons as owners or (ii) it does have any such owners and reports information relating to them to the withholding agent. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code. Under such an agreement, a participating FFI agrees to

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(1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Taxation of Fund Investments. The Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that the Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individuals’ QDI described above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive a tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive one or more reduced treaty rates or potential

29

reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that also may cause the Fund to not receive one or more reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for the Fund.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income tax or Excise Tax on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

30

MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [                                ], serves as the Fund’s independent registered public accounting firm. [                    ] has been retained to audit the Fund’s annual financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not yet available. The audited financial statements for the Fund will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 1-800-983-0903 during normal business hours.

31

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant

A-1

vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

A-2

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 28.	Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant. (1)

(b)	Amended and Restated By-laws of the Registrant. (3)

(c)	Not applicable.

(d)

1.	Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (*)

2.	Investment Sub-Advisory Agreement by and among Invesco PowerShares Capital Management LLC and the Sub-Advisers. (8)

(a)	Acknowledgement and Waiver of Notice of Termination of Investment Sub-Advisory Agreement between Invesco PowerShares Capital Management LLC and Invesco Australia Limited dated January 14, 2015.(*)

3.	Management Fee Waiver Agreement. (5)

4.	Management Services Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (7)

5.	Amended and Restated Memorandum of Agreement between Adviser and Invesco PowerShares Capital Management LLC Registrant. (*)

(e)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (*)

(f)	Not applicable.

(g)

1.	Amended and Restated Custody Agreement between Registrant and The Bank of New York Mellon. (*)

2.	Foreign Custody Manager Agreement between Registrant and The Bank of New York. (4)

(h)

1.	Amended and Restated Fund Administration and Accounting Agreement between Registrant and The Bank of New York. (*)

2.	Amended and Restated Transfer Agency and Service Agreement between Registrant and The Bank of New York. (*)

3.	Form of Participant Agreement between Invesco Distributors, Inc., and the Participant. (*)

4.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (*)

(i)	Consent of Counsel. (*)

(j)	Consent of Independent Registered Public Accounting Firm. (*)

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

1.	Code of Ethics of the Registrant. (9)

2.	Code of Ethics of Invesco Distributors, Inc. (9)

3.	Code of Ethics of Invesco PowerShares Capital Management LLC. (9)

4.	Code of Ethics of Invesco Senior Secured Management, Inc. (10)

(q)

1.	Powers of Attorney for Messrs. Bagge, Barre, Carome, Kole, Nussbaum and Wilson. (2)

2.	Powers of Attorney for Messrs. Lim and Wicker. (6)

*	To be filed by subsequent amendment.
(1)	Incorporated by reference to Post-Effective Amendment No. 7, filed on September 18, 2007.
(2)	Incorporated by reference to Post-Effective Amendment No. 227, filed on July 7, 2011.
(3)	Incorporated by reference to Post-Effective Amendment No. 302, filed on February 28, 2012.
(4)	Incorporated by reference to Post-Effective Amendment No. 390, filed on February 27, 2013.
(5)	Incorporated by reference to Post-Effective Amendment No. 415, filed on June 7, 2013.
(6)	Incorporated by reference to Post-Effective Amendment No. 423, filed on September 30, 2013.
(7)	Incorporated by reference to Post-Effective Amendment No. 425, filed on October 25, 2013.
(8)	Incorporated by reference to Post-Effective Amendment No. 459, filed on August 1, 2014.
(9)	Incorporated by reference to Post-Effective Amendment No. 468, filed on December 19, 2014.
(10)	Incorporated by reference to Post-Effective Amendment No. 475, filed on February 26, 2015.

Item 29.	Persons Controlled by or Under Common Control with the Fund.

None.

Item 30.	Indemnification.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 31.	Business and Other Connections of the Investment Adviser.

Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A, which is included in this Registration Statement, and “Management” in the Statement of Additional Information constituting Part B, which is included in this Registration Statement.

The information as to the directors and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on September 1, 2015 (and as amended through the date hereof) is incorporated herein by reference.

Item 32.	Principal Underwriters.

The sole principal underwriter for the Funds is Invesco Distributors, Inc., which acts as distributor for the Registrant and the following other funds:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund

Invesco Small Cap Discovery Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Strategic Real Return Fund

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

AIM Funds Group (Invesco Funds Group)

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

AIM Growth Series (Invesco Growth Series)

Invesco Alternative Strategies Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Select Opportunities Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodities Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Invesco International Total Return Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco MLP Fund

Invesco Pacific Growth Fund

Invesco Premium Income Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco American Value Fund

Invesco Comstock Fund

Invesco Dividend Income Fund

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

Invesco Senior Loan Fund

Invesco Securities Trust

Invesco Balanced-Risk Aggressive Allocation Fund

Invesco Management Trust

Invesco Conservative Income Fund

Short-Term Investments Trust

Government & Agency Portfolio

Government Tax Advantage Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares Exchange-Traded Fund Trust

PowerShares India Exchange-Traded Fund Trust

**	Please note that PowerShares Exchange-Traded Fund Trust II is also distributed by Invesco Distributors, Inc., but is not included in this list because it is the registrant filing the N-1A.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Robert C. Brooks	None	Director
Peter S. Gallagher	None	Director & President
John M. Zerr	Chief Legal Officer	Senior Vice President & Secretary
Annette J. Lege	None	Treasurer
Mark Gregson	None	Chief Financial Officer
Miranda O’Keefe	None	Senior Vice President & Chief Compliance Officer
Crissie M. Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Item 33.	Location of Accounts and Records.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of October, 2015.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	October 16, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	October 16, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	October 16, 2015
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	October 16, 2015
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	October 16, 2015
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	October 16, 2015
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	October 16, 2015
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	October 16, 2015
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	October 16, 2015
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	October 16, 2015
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	October 16, 2015
Donald H. Wilson

*By: /s/ Anna Paglia		October 16, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.